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UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08261

Madison Funds

(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711

(Address of principal executive offices)(Zip code)

Steve J. Fredricks

Chief Legal Officer & Chief Compliance Officer

550 Science Drive

Madison, WI  53711

(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2020

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

Semi-annual Report

(unaudited)
April 30, 2020

Madison Conservative Allocation Fund

Madison Moderate Allocation Fund

Madison Aggressive Allocation Fund

Madison Government Money Market Fund

Madison Tax-Free Virginia Fund

Madison Tax-Free National Fund

Madison High Quality Bond Fund

Madison Core Bond Fund

Madison Corporate Bond Fund

Madison High Income Fund

Madison Diversified Income Fund

Madison Covered Call & Equity Income Fund

Madison Dividend Income Fund

Madison Large Cap Value Fund

Madison Investors Fund

Madison Mid Cap Fund

Madison Small Cap Fund

Madison International Stock Fund

Beginning March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the funds’ shareholder reports, unless you specifically request paper copies from Madison Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Madison Funds website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you can update your mailing preferences with your financial intermediary, or enroll in e-delivery at madisonfunds.com (for accounts held directly with the funds).

You may elect to receive all future reports in paper free of charge by calling Madison Funds at (800) 877-6089 if you hold shares directly with the funds. Your election to receive reports in paper will apply to all funds held with Madison Funds. If your fund shares are held through a financial intermediary, please contact them directly to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Madison Funds | April 30, 2020

Although each fund’s name begins with the word “Madison,” the word “Madison” may be omitted in this report for simplicity when referring to any particular fund, group of funds or list of funds.

Nondeposit investment products are not federally insured, involve investment risk, may lose value and are not obligations of or guaranteed by any financial institution.

For more complete information about Madison Funds, including charges and expenses, request a prospectus from your financial advisor or from Madison Funds, P.O. Box 219083, Kansas City, MO 64121-9083. Consider the investment objectives, risks, and charges and expenses of any fund carefully before investing. The prospectus contains this and other information about the funds.

For more current performance information, please call 1-800-877-6089 or visit our website at www.madisonfunds.com. Current performance may be lower or higher than the performance data quoted within. Performance data shown represents past performance, past performance does not guarantee future results.

Nothing in this report represents a recommendation of a security by the investment adviser. Portfolio holdings may have changed since the date of this report.

Madison Funds | April 30, 2020

Period in Review (unaudited)

It is impossible to review the past six months without starting with the shock and continued disruption of the COVID-19 pandemic. The first three months of this period, November through January, have already developed an aura of the distant past, with schools in session, public gatherings proceeding in unremarkable succession and people shaking hands. As we conclude this semi-annual period at the end of April, the world seems quite a different place.

While we all struggle to make personal adjustments to the new reality, the market too has struggled to make sense of it all. Through much of the latter half of this period we witnessed intense volatility as investors were buffeted by news in turn demoralizing and promising. We began the period in the midst of the longest bull market in history and hit an all-time high for the S&P 500® Index on February 19, 2020, with a steady 7.8% advance in the Index since the start of the period at the beginning of November. This was followed by a precipitous drop that will not soon be forgotten. By March 23 the Index had lost -33.9% of its value from that February high. In terms of duration and size, this was the sharpest drop in Index history.

On February 19, 2020, at the market’s peak, reports reached the west that cases of a new virus had spiked in central China. The virus news continued to worsen and on March 6th the oil markets were disrupted by a conflict between the OPEC nations and Russia. This sent an already troubled market into freefall. The bond market was also roiled as a flight to safety sent U.S. Treasury yields to new all-time lows while corporate bonds suffered intense selling pressure. As the fear of a U.S. pandemic turned into reality and the country began to shelter to “flatten the curve” of cases, the economic damage was sharp and unprecedented, with no end in sight.

But the final weeks of the period showed a surprising turn of market direction in the face of these considerable economic woes. By the end of April we saw a surprising 32% S&P 500® Index rally from its March 23 intraday low, with an April return of a robust 12.8%. This was the best monthly return since 1987. With the economy reeling and unemployment setting new records, the market was still down year-to-date, but just -9.3%, a far cry from the -30% loss we were looking at in late March. Disruptions in the bond market had also settled, but by April 30 investors looking towards the safety of Treasury Bonds were getting paid a mere 0.6% on the 10-year Treasury. With even the top scientific experts unable to reliably predict the path of the virus and the parallel inability of economists to chart the likely economic future, and knowing that the stock market hates uncertainty, why the rally?

Perhaps the best answer came from Minneapolis Federal Reserve President Neel Kashkari who told his 60 Minutes interviewer on March 22nd, “There is an infinite amount of cash at the Federal Reserve.” This suggestion that there was no limit to the Fed’s potential monetary stimulus, along with the federal government’s massive $2 trillion spending bill which indicated a similar position on fiscal stimulus may have been the reason for the market’s rally. The comfort of substantial and promissory stimulus was enough to balance, at least for the moment, the anxiety over the viral and economic unknowns. At the Fed’s latest meeting on April 29th, the Fed’s policy was reaffirmed by Chairman Powell, as he pledged to do everything within the Fed’s powers to set the stage for recovery, even as the first quarter’s GDP was announced as slowing by -4.8%. The prospects for the second quarter were considerably worse. The consensus, which we subscribe to, is that this government commitment has put at least a temporary bottom in the stock market.

It’s not only the virus which is novel -- investors haven’t witnessed anything like this either. These unique circumstances have led us to a renewed review of the market action and the holdings in Madison’s portfolios. The rapidly changing economic landscape has meant a commensurate increase in our analytical load.

While the April market rally was of some comfort to investors, the overhanging question for most of us is “when will we be back to normal?” Here we profess no better crystal ball than the multitude of experts who are hardened to the same inquiry. So much remains unknown and so much depends on human behavior. What we do have is faith in the long-term resilience of the U.S. economy and the ability of the world’s mobilized scientific community to find a solution to COVID-19. The April market rally was augmented by late-month news of advances in both COVID-19 treatment and prevention, the first steps toward this resolution. While the extended sheltering might try our patience, we expect to be able to look back at this time as another of the incredibly trying, difficult periods our country has survived, including world wars, the flu pandemic of 1918, the Great Depression and the Global Financial Crisis of 2008-2009.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

ALLOCATION FUNDS SUMMARY

The Madison Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds invest primarily in shares of registered investment companies (the “Underlying Funds”). The funds are diversified among a number of asset classes and their allocation among Underlying Funds are based on an asset allocation model developed by Madison Asset Management, LLC (“Madison”), the funds’ investment adviser. The team may use multiple analytical approaches to determine the appropriate asset allocation, including:

●	Asset allocation optimization analysis – considers the degree to which returns in different asset classes do or do not move together, and the funds’ aim to achieve a favorable overall risk profile for any targeted portfolio return.

●	Scenario analysis– historical and expected return data is analyzed to model how individual asset classes and combinations of asset classes would affect the funds under different economic and market conditions.

●	Fundamental analysis – draws upon Madison’s investment teams to judge each asset class against current and forecasted market conditions. Economic, industry and security analysis is used to develop return and risk expectations that may influence asset class selection. In addition, Madison has a flexible mandate which permits the funds, at the sole discretion of Madison, to materially reduce equity risk exposures when and if conditions are deemed to warrant such an action.

MADISON CONSERVATIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Conservative Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 35% equity investments and 65% fixed income investments. Underlying Funds in which the fund invests may include funds advised by Madison and/or its affiliates, including other Madison Funds (the “Affiliated Underlying Funds”). Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Conservative Allocation Fund (Class A at NAV) returned 0.80% for the period, underperforming the Conservative Allocation Fund Custom Index return of 1.01%. The fund outperformed its peers as measured by the Morningstar U.S. Fund Allocation 30%-50% Equity category, which fell -4.96%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Bond Funds	65.2%
Foreign Stock Funds	5.8%
Short-Term Investments	7.2%
Stock Funds	22.6%
Net Other Assets and Liabilities	(0.8)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Madison Core Bond Fund Class Y	17.0%
Vanguard Short-Term Treasury ETF	12.7%
Vanguard Short-Term Corporate Bond ETF	12.2%
Baird Aggregate Bond Fund Institutional Shares	11.6%
Madison Investors Fund Class Y	6.7%
Madison Corporate Bond Fund Class Y	6.3%
Madison Dividend Income Fund Class Y	6.1%
iShares 20+ Year Treasury Bond ETF	5.4%
Vanguard Information Technology ETF	4.9%
Vanguard Health Care ETF	2.9%

MADISON MODERATE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Moderate Allocation Fund (Class A at NAV) returned -2.15% for the period, while its blended benchmark, the Moderate Allocation Fund Custom Index, returned -1.96%. The fund outpaced its Morningstar peer group as the U.S. Fund Allocation 50%-70% Equity category returned an average of -4.79%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Bond Funds	39.8%
Foreign Stock Funds	9.1%
Short-Term Investments	13.3%
Stock Funds	40.0%
Net Other Assets and Liabilities	(2.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Madison Investors Fund Class Y	11.5%
Madison Core Bond Fund Class Y	11.1%
Madison Dividend Income Fund Class Y	10.8%
Vanguard Short-Term Corporate Bond ETF	10.0%
Baird Aggregate Bond Fund Institutional Shares	8.8%
Vanguard Information Technology ETF	8.8%
Vanguard Short-Term Treasury ETF	5.5%
iShares 20+ Year Treasury Bond ETF	4.4%
iShares Edge MSCI Minimum Volatility EAFE ETF	4.2%
Vanguard Health Care ETF	3.9%

MADISON AGGRESSIVE ALLOCATION FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal circumstances, the Madison Moderate Allocation Fund’s total net assets will be allocated among various asset classes and Underlying Funds, including those whose shares trade on a stock exchange (exchange traded funds or “ETFs”), with target allocations over time of approximately 60% equity investments and 40% fixed income investments. Underlying Funds in which the fund invests may include Affiliated Underlying Funds. Generally, Madison will not invest more than 75% of the fund’s net assets, at the time of purchase, in Affiliated Underlying Funds.

PERFORMANCE DISCUSSION

The Madison Aggressive Allocation Fund (Class A at NAV) returned -4.92% for the period, trailing its blended benchmark, the Aggressive Allocation Fund Custom Index, which returned -4.45%. The fund outperformed its Morningstar U.S. Fund Allocation 70%-85% Equity category peer group, which averaged a -8.21% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Bond Funds	19.3%
Foreign Stock Funds	12.9%
Short-Term Investments	23.3%
Stock Funds	52.3%
Net Other Assets and Liabilities	(7.8)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Madison Investors Fund Class Y	13.2%
Madison Dividend Income Fund Class Y	13.1%
Vanguard Information Technology ETF	12.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%	7.6%
Vanguard Health Care ETF	6.3%
Madison Core Bond Fund Class Y	6.0%
Vanguard Short-Term Corporate Bond ETF	5.1%
iShares MSCI China ETF	4.4%
Madison Mid Cap Fund Class Y	4.4%
iShares Edge MSCI Minimum Volatility EAFE ETF	4.2%

MADISON GOVERNMENT MONEY MARKET FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Government Money Market Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized by cash or government securities, including but not limited to the Federal National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporate, and Federal Farm Credit Banks.

The fund is a money market fund that seeks to maintain a stable net asset value (“NAV”) of $1.00 per share. The fund’s investments must have a remaining maturity of no more than 397 days and must be high quality. The fund maintains a dollar-weighted average portfolio maturity of 60 days or less.

PERFORMANCE DISCUSSION

The Madison Government Money Market Fund (Class A) returned 0.45% for the period, compared to a 0.76% return on the fund’s FTSE 90 day U.S. Treasury Bill benchmark. The Morningstar U.S. Fund Money Market -Taxable peer group returned 0.47% for the period.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Fannie Mae	21.0%
Federal Home Loan Bank	30.4%
Freddie Mac	30.6%
Short-Term Investments	9.5%
U.S. Treasury Notes	8.3%
Net Other Assets and Liabilities	0.2%

MADISON TAX-FREE VIRGINIA FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free Virginia Fund seeks to achieve its investment objectives by investing at least 80% of its net assets in municipal bonds that are exempt from federal and state income tax for residents of Virginia. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years.

PERFORMANCE DISCUSSION

The Madison Tax-Free Virginia Fund (Class Y) had a total return of 0.01% for the period. The ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index fell -1.15%, while the fund’s Morningstar peer group, the Municipal Single State Intermediate Category lost -0.80%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Airport	3.0%
Development	3.3%
Education	10.4%
Facilities	6.6%
General	15.6%
General Obligation	28.5%
Medical	7.8%
Power	1.5%
Transportation	9.4%
Utilities	1.5%
Water	10.5%
Net Other Assets and Liabilities	1.9%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Northern Virginia Transportation Authority, 5.0%, 6/1/30	4.1%
County of Arlington VA, 5.0%, 8/15/30	3.4%
James City County Economic Development Authority, 5.0%, 6/15/30	2.9%
City of Norfolk VA, 5.0%, 8/1/47	2.7%
Virginia Commonwealth Transportation Board, 5.0%, 3/15/25	2.7%
County of Henrico VA Water & Sewer Revenue, 4.0%, 5/1/32	2.7%
Hampton Roads Transportation Accountability Commission, 5.0%, 7/1/42	2.6%
Commonwealth of Virginia, 5.0%, 6/1/23	2.6%
Metropolitan Washington Airports Authority Revenue, 5.0%, 10/1/43	2.5%
Virginia College Building Authority, 5.0%, 2/1/23	2.5%

MADISON TAX-FREE NATIONAL FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Tax-Free National Fund seeks to achieve its investment objective by investing at least 80% of its net assets in municipal bonds that are exempt from federal income taxes. These securities may be issued by state governments, their political subdivisions (for example, cities and counties) and public authorities (for example, school districts and housing authorities). The fund may also invest in bonds that, under federal law, are exempt from federal and state income taxation, such as bonds issued by the District of Columbia, Puerto Rico, the Virgin Islands and Guam. The fund invests in intermediate and long-term bonds having average, aggregate maturities (at the portfolio level) of 7 to 15 years. The primary difference between this fund and the Madison Tax-Free Virginia Fund is that the Madison Tax-Free Virginia Fund will invest in bonds that are exempt from federal and state income tax for residents of Virginia, while this fund will invest in bonds that are exempt from federal income tax.

PERFORMANCE DISCUSSION

The Madison Tax-Free National Fund (Class Y) had a total return of -0.05% for the period, outperforming its benchmark ICE Bank of America Merrill Lynch 1-22 year Municipal Securities Index which was down -1.15%, while the fund’s Morningstar peer group, the Municipal National Long Category, fell -3.61%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

STATE ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Alabama	3.2%	New Jersey	5.5%
Arkansas	0.9%	New York	4.2%
California	0.6%	North Carolina	3.7%
Colorado	2.2%	Ohio	2.5%
Florida	8.6%	Oklahoma	6.5%
Georgia	3.2%	Pennsylvania	1.8%
Hawaii	2.3%	South Carolina	1.1%
Idaho	2.3%	Tennessee	2.4%
Illinois	6.6%	Texas	11.0%
Indiana	2.6%	Utah	1.6%
Iowa	2.1%	Virginia	5.5%
Kansas	3.7%	Washington	1.0%
Kentucky	2.2%	West Virginia	2.3%
Michigan	1.5%	Wisconsin	1.9%
Mississippi	2.5%	Net Other Assets and Liabilities	2.4%
Missouri	2.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
City of Austin TX, General Obligation, 5.0%, 9/1/26	2.9%
Cook County School District No. 111, General Obligation, 5.0%, 12/1/35	2.9%
Hampton Roads Sanitation District, 5.0%, 10/1/36	2.8%
City of Wichita KS, General Obligation, 5.0%, 12/1/24	2.6%
Vanderburgh County Redevelopment District, 5.0%, 2/1/26	2.6%
City of Fort Worth TX, General Obligation, 4.0%, 3/1/29	2.5%
Cleveland-Cuyahoga County Port Authority, 5.0%, 7/1/24	2.5%
Medical Center Educational Building Corp., 5.0%, 6/1/30	2.5%
Orlando Utilities Commission, 5.0%, 10/1/22	2.5%
Caddo County Governmental Building Authority Revenue, 5.0%, 9/1/40	2.4%

MADISON HIGH QUALITY BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Quality Bond Fund seeks to achieve its investment objective through diversified investments in a broad range of corporate debt securities, obligations of the U.S. Government and its agencies, and money market instruments. In seeking to achieve the fund’s goals, the fund’s management will (1) shorten or lengthen the dollar weighted average maturity of the fund based on its anticipation of the movement of interest rates (the dollar weighted average maturity is expected to be ten years or less), and (2) monitor the yields of the various bonds that satisfy the fund’s investment guidelines to determine the best combination of yield, credit risk and diversification for the fund. Under normal market conditions, the fund will invest at least 80% of its net assets in higher quality bond issues and, therefore, intends to maintain an overall portfolio quality rating of A by Standard & Poor’s and/or A2 by Moody’s.

PERFORMANCE DISCUSSION

The Madison High Quality Bond Fund (Class Y) returned 3.33% for the period, trailing the fund’s benchmark, the Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index, which advanced 4.73%. The Morningstar Short-Term Bond peer group lost -0.14% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	1.0%
Consumer Discretionary	3.6%
Consumer Staples	2.0%
Energy	0.9%
Fannie Mae	5.3%
Financials	17.6%
Freddie Mac	4.9%
Health Care	2.1%
Industrials	0.3%
Information Technology	8.5%
Short-Term Investments	4.6%
U.S. Treasury Notes	46.1%
Net Other Assets and Liabilities	3.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
U.S. Treasury Notes, 2.125%, 5/15/25	3.0%
Freddie Mac, 2.375%, 1/13/22	2.9%
Fannie Mae, 1.375%, 10/7/21	2.8%
U.S. Treasury Notes, 1.125%, 2/28/22	2.8%
Fannie Mae, 1.875%, 4/5/22	2.5%
U.S. Treasury Notes, 2.625%, 11/15/20	2.5%
U.S. Treasury Notes, 2.375%, 5/15/27	2.5%
U.S. Treasury Notes, 1.750%, 5/15/23	2.5%
U.S. Treasury Notes, 2.0%, 7/31/20	2.5%
U.S. Treasury Notes, 1.375%, 8/31/20	2.5%

MADISON CORE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

Under normal market conditions, the Madison Core Bond Fund invests at least 80% of its net assets in bonds. To keep current income relatively stable and to limit share price volatility, the fund emphasizes investment grade securities and maintains an intermediate (typically 3-7 year) average portfolio duration, with the goal of being between 85-115% of the market benchmark duration. The fund strives to add incremental return in the portfolio by making strategic decisions related to credit risk, sector exposure and yield curve positioning. The fund may invest in corporate debt securities, U.S. Government debt securities, foreign government debt securities, non-rated debt securities, and asset-backed, mortgage-backed and commercial mortgage-backed securities.

PERFORMANCE DISCUSSION

The Madison Core Bond Fund (Class Y) returned 4.31% for the period, trailing the fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index®, which advanced 4.86%. The Fund outpaced its Morningstar Intermediate-Term Core Bond peer group which gained 3.49% for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Asset Backed Securities	6.1%
Collateralized Mortgage Obligations	5.7%
Commercial Mortgage-Backed Securities	4.4%
Corporate Notes and Bonds	32.5%
Long Term Municipal Bonds	1.1%
Mortgage Backed Securities	24.0%
Short-Term Investments	1.8%
U.S. Government and Agency Obligations	24.8%
Net Other Assets and Liabilities	(0.4)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
U.S. Treasury Bonds, 4.500%, 5/15/38	2.0%
U.S. Treasury Notes, 1.500%, 8/15/26	1.8%
U.S. Treasury Bonds, 6.625%, 2/15/27	1.8%
U.S. Treasury Bonds, 5.375%, 2/15/31	1.6%
U.S. Treasury Bonds, 3.750%, 8/15/41	1.6%
U.S. Treasury Notes, 2.0%, 11/15/21	1.5%
U.S. Treasury Notes, 2.875%, 5/15/28	1.5%
U.S. Treasury Notes, 2.625%, 2/15/29	1.5%
Freddie Mac, 2.500%, 10/1/34	1.4%
U.S. Treasury Notes, 2.250%, 11/15/25	1.1%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

MADISON CORPORATE BOND FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Corporate Bond Fund seeks to achieve its investment objective through diversified investment in a broad range of corporate debt securities. Under normal market conditions, the fund will invest at least 80% of its net assets in income-producing corporate bonds, and at least 80% of its assets in investment grade bonds. Up to 20% of the fund’s assets may be invested in non-investment grade fixed-income securities commonly referred to as “high yield” or “junk” bonds. The fund expects to maintain an average overall portfolio quality of BBB or better, an overall portfolio dollar weighted average maturity of 15 years or less, and an overall portfolio duration within 25% of the Bloomberg Barclays U.S. Corporate Bond Index benchmark (with the flexibility to occasionally vary from the benchmark by up to 50% when the investment adviser believes interest rates are likely to materially change).

PERFORMANCE DISCUSSION

The Madison Corporate Bond Fund (Class Y) gained 1.57% for the period, trailing its benchmark, the Bloomberg Barclays U.S. Corporate Bond Index, which gained 2.00%. The fund outperformed its peer group, the Morningstar Corporate Bond category, which averaged a 0.61% gain. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	9.7%
Consumer Discretionary	10.3%
Consumer Staples	2.7%
Energy	14.9%
Financials	36.5%
Health Care	3.0%
Industrials	10.4%
Information Technology	5.1%
Materials	3.2%
Short-Term Investments	2.2%
Utilities	2.1%
Net Other Assets and Liabilities	(0.1)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Valero Energy Corp., 6.625%, 6/15/37	2.6%
AT&T Inc., 4.250%, 3/1/27	2.0%
Huntington National Bank/The, 3.550%, 10/6/23	1.9%
Goldman Sachs Group Inc./The, 3.500%, 11/16/26	1.9%
KeyCorp, 5.100%, 3/24/21	1.9%
Berkshire Hathaway Finance Corp., 4.200%, 8/15/48	1.8%
Verizon Communications Inc., 4.400%, 11/1/34	1.7%
Prudential Financial Inc., 3.500%, 5/15/24	1.6%
Affiliated Managers Group Inc., 4.250%, 2/15/24	1.5%
Lockheed Martin Corp., 2.900%, 3/1/25	1.5%

MADISON HIGH INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison High Income Fund invests primarily in lower-rated, higher-yielding, income bearing securities, such as “junk” bonds. Because the performance of these securities has historically been strongly influenced by economic conditions, the fund may rotate securities selection by business sector according to economic outlook. Under normal market conditions, the fund invests at least 80% of its net assets in bonds rated lower than investment grade (BBB/Baa) and their unrated equivalents or other high-yielding securities.

PERFORMANCE DISCUSSION

The Madison High Income Fund (class A at NAV) returned -8.55% during the period, trailing the ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index’s -7.69% return. The fund lagged its Morningstar High Yield Bond category peer group, which returned -7.80%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Bond Funds	2.7%
Communication Services	6.9%
Consumer Discretionary	22.1%
Consumer Staples	5.8%
Energy	13.7%
Financials	6.8%
Health Care	4.6%
Industrials	15.6%
Information Technology	5.2%
Materials	3.6%
Real Estate	1.8%
Short-Term Investments	2.8%
Utilities	5.0%
Net Other Assets and Liabilities	3.4%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.625%, 2/15/24	3.1%
Ford Motor Co., 9.0%, 4/22/25	3.0%
iShares iBoxx High Yield Corporate Bond ETF	2.7%
Murphy Oil USA Inc., 5.625%, 5/1/27	2.6%
Alliance Data Systems Corp., 4.750%, 12/15/24	2.3%
Pilgrim’s Pride Corp., 5.750%, 3/15/25	2.2%
Simmons Foods Inc., 5.750%, 11/1/24	2.2%
American Midstream Partners L.P. / American Midstream Finance Corp., 9.500%, 12/15/21	2.2%
Univision Communications Inc., 5.125%, 5/15/23	1.9%
Calpine Corp., 5.500%, 2/1/24	1.9%

MADISON DIVERSIFIED INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Diversified Income Fund seeks income by investing in a broadly diversified array of securities including bonds, common stocks, real estate securities, foreign market bonds and stocks and money market instruments. Bonds, stock and cash components will vary, reflecting the portfolio managers’ judgments of the relative availability of attractively yielding and priced stocks and bonds; however, under normal market conditions, the fund’s portfolio managers generally attempt to target a 40% bond and 60% stock investment allocation. Nevertheless, bonds may constitute up to 80% of the fund’s assets, stocks will constitute up to 70% of the fund’s assets, real estate securities will constitute up to 25% of the fund’s assets, foreign stocks and bonds will constitute up to 25% of the fund’s assets and money market instruments may constitute up to 25% of the fund’s assets. Although the fund is permitted in invest up to 80% of its assets in lower credit quality bonds, under normal circumstances, the fund intends to limit the investment in lower credit quality bonds to less than 50% of the fund’s assets.

PERFORMANCE DISCUSSION

The Madison Diversified Income Fund (Class A at NAV) returned -4.93% for the period, underperforming its blended index (50% ICE Bank of America Merrill Lynch U.S. Corporate, Government and Mortgage Index and 50% S&P 500®) which returned 1.33%. The fund’s comparative Morningstar peer group, the U.S. Funds Allocation 50%-70% Equity category, averaged a -4.79% return for the period. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

PORTFOLIO ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Asset Backed Securities	1.7%
Collateralized Mortgage Obligations	1.2%
Commercial Mortgage-Backed Securities	1.6%
Common Stocks	64.5%
Corporate Notes and Bonds	11.3%
Long Term Municipal Bonds	0.7%
Mortgage Backed Securities	7.1%
Short-Term Investments	2.6%
U.S. Government and Agency Obligations	9.0%
Net Other Assets and Liabilities	0.3%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Verizon Communications Inc.	3.0%
Johnson & Johnson	3.0%
Home Depot Inc./The	2.7%
Comcast Corp.	2.5%
Bristol-Myers Squibb Co.	2.5%
PepsiCo Inc.	2.2%
BlackRock Inc.	2.2%
Cisco Systems Inc.	2.2%
Fastenal Co.	2.1%
Caterpillar Inc.	2.1%

MADISON COVERED CALL & EQUITY INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Covered Call & Equity Income Fund invests, under normal market conditions, primarily in common stocks of large-and mid-capitalization companies that are, in the view of the fund’s investment adviser, selling at a reasonable price in relation to their long-term earnings growth rates. The portfolio managers will allocate the fund’s assets among stocks in sectors of the economy based upon their views on forward earnings growth rates, adjusted to reflect their views on economic and market conditions and sector risk factors.

The fund will seek to generate current earnings from option premiums by writing (selling) covered call options on a substantial portion of its portfolio securities. The extent of option writing activity will depend upon market conditions and the portfolio manager’s ongoing assessment of the attractiveness of writing call options on the fund’s stock holdings. In addition to providing income, covered call writing helps to reduce the volatility (and risk profile) of the fund by providing downside protection.

PERFORMANCE DISCUSSION

The Madison Covered Call & Equity Income Fund (Class Y) returned -3.90% for the period, outperforming its covered call benchmark, the CBOE S&P 500 Buy/Write® Index (BXM), which returned -16.81%. The fund outperformed the Morningstar Option-Based category’s return of -5.00%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

PORTFOLIO ALLOCATION AS A PERCENTAGE OF TOTAL INVESTMENTS AS OF 4/30/20
Communication Services	6.7%
Consumer Discretionary	9.1%
Consumer Staples	7.6%
Energy	9.7%
Exchange Traded Funds	5.9%
Financials	10.4%
Health Care	14.4%
Industrials	3.9%
Information Technology	9.2%
Materials	10.3%
Short Term Investments	10.0%
Utilities	2.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Becton, Dickinson and Co.	4.4%
Range Resources Corp.	4.1%
Lowe’s Cos. Inc.	3.9%
Accenture PLC	3.5%
Barrick Gold Corp.	3.5%
Berkshire Hathaway Inc.	3.5%
CVS Health Corp.	3.4%
Freeport-McMoRan Inc.	3.4%
Zimmer Biomet Holdings Inc.	3.4%
VanEck Vectors Gold Miners ETF	3.3%

MADISON DIVIDEND INCOME FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Dividend Income Fund invests in equity securities of companies with a market capitalization of over $1 billion and a history of paying dividends, with the ability to increase dividends over time. Under normal market conditions, at least 80% of the fund’s net assets will be invested in dividend paying equity securities. The fund typically owns 30-60 securities which generally have a dividend yield of at least the S&P 500’s average yield, a strong balance sheet, a dividend that has been maintained and likely to increase and trades at a high relative dividend yield due to issues viewed by the adviser as temporary, among other characteristics.

PERFORMANCE DISCUSSION

The Madison Dividend Income Fund (Class Y) returned -9.32% for the period, underperforming the first of its benchmark indices, the S&P 500® Index, which declined -3.16%, while outperforming its second benchmark, the Lipper Equity Income Funds Index®, which dropped -10.59%. This performance beat its peer group, as the Morningstar Large Value category returned -13.76%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	7.8%
Consumer Discretionary	8.7%
Consumer Staples	10.1%
Financials	13.2%
Health Care	20.6%
Industrials	10.7%
Information Technology	14.5%
Materials	2.8%
Short-Term Investments	5.5%
Utilities	5.3%
Net Other Assets and Liabilities	0.8%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Johnson & Johnson	4.4%
Verizon Communications Inc.	4.3%
Home Depot Inc./The	3.9%
Bristol-Myers Squibb Co.	3.6%
Comcast Corp.	3.5%
BlackRock Inc.	3.3%
Cisco Systems Inc.	3.3%
PepsiCo Inc.	3.2%
Caterpillar Inc.	3.2%
Fastenal Co.	3.1%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

MADISON LARGE CAP VALUE FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Large Cap Value Fund will, under normal market conditions, maintain at least 80% of its net assets in large cap stocks. The fund follows a “value” approach, meaning the portfolio managers seek to invest in stocks at prices below their perceived intrinsic value as estimated based on fundamental analysis of the issuing company and its prospects. By investing in value stocks, the fund attempts to limit the downside risk over time but may also produce smaller gains than other stock funds if their intrinsic values are not realized by the market or if growth-oriented investments are favored by investors. The fund will diversify its holdings among various industries and among companies within those industries. The fund typically sells a stock when the fundamental expectations for buying it no longer apply, the price exceeds its intrinsic value or other stocks appear more attractively priced relative to their intrinsic values. The fund generally holds 25-60 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison Large Cap Value Fund (Class Y) returned -13.82% for the period, slightly below its benchmark, the Russell 1000 Value® Index, which fell -13.66%. The fund fractionally underperformed its Morningstar peer group, Large Cap Value category, which showed a -13.76% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	5.9%
Consumer Discretionary	5.6%
Consumer Staples	7.0%
Financials	16.7%
Health Care	17.6%
Industrials	9.7%
Information Technology	10.9%
Materials	11.5%
Real Estate	1.6%
Short-Term Investments	7.7%
Utilities	6.3%
Net Other Assets and Liabilities	(0.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Barrick Gold Corp.	4.7%
JPMorgan Chase & Co.	4.7%
Baxter International Inc.	4.5%
Bristol-Myers Squibb Co.	3.5%
Verizon Communications Inc.	3.5%
Sempra Energy	3.4%
Royal Gold Inc.	3.0%
Johnson & Johnson	2.9%
Franco-Nevada Corp.	2.8%
Home Depot Inc./The	2.7%

MADISON INVESTORS FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Investors Fund invests primarily in the common stocks of established, high-quality growth companies selected via bottom-up fundamental analysis. The fund typically owns 25-40 securities which have demonstrated stable revenue and earnings growth patterns, have high profitability metrics, and have maintained proportionately low levels of debt. A rigorous analytical process is followed when evaluating companies. The business model, the management team and the valuation of each potential investment are considered. Management strives to purchase securities trading at a discount to their intrinsic value as determined by discounted cash flows. Management corroborates this valuation work with additional valuation methodologies. The fund typically sells a stock when the valuation target the portfolio managers have set for the stock has been exceeded, the fundamental business prospects for the company have materially changed, or the portfolio managers find a more attractive alternative.

PERFORMANCE DISCUSSION

The Madison Investors Fund (Class Y) returned -8.22% for the period, underperforming its benchmark, the S&P 500® Index, which declined -3.16%. This performance trailed its peer group, as the Morningstar Large Blend category returned -5.86%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	9.6%
Consumer Discretionary	10.7%
Financials	15.8%
Health Care	19.3%
Industrials	10.8%
Information Technology	19.1%
Materials	6.5%
Real Estate	2.1%
Short-Term Investments	6.0%
Net Other Assets and Liabilities	0.1%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Becton, Dickinson and Co.	5.1%
Alphabet Inc., Class C	5.0%
Lowe’s Cos. Inc.	4.9%
Jacobs Engineering Group Inc.	4.8%
Liberty Broadband Corp., Class C	4.7%
Progressive Corp./The	4.7%
Berkshire Hathaway Inc.	4.2%
US Bancorp	4.1%
Visa Inc., Class A	4.1%
Varian Medical Systems Inc.	3.8%

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

MADISON MID CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Mid Cap Fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies and will, under normal market conditions, maintain at least 80% of its net assets in such midcap securities. The fund seeks attractive long-term returns through bottom-up security selection based on fundamental analysis in a diversified portfolio of high-quality growth companies with attractive valuations. These will typically be industry leading companies in niches with strong growth prospects. The fund’s portfolio managers believe in selecting stocks for the fund that show steady, sustainable growth and reasonable valuation. The fund generally holds 25-40 individual securities in its portfolio at any given time. Stocks are generally sold when target prices are reached, company fundamentals deteriorate or more attractive stocks are identified.

PERFORMANCE DISCUSSION

The Madison Mid Cap Fund (Class Y) returned -14.50% for the period, underperforming its benchmark Russell Midcap® Index’s -11.63% return. The fund also trailed its peer group, the Morningstar Mid-Cap Growth category, which returned -2.89%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www. madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	6.8%
Consumer Discretionary	19.0%
Consumer Staples	1.4%
Financials	26.7%
Health Care	5.2%
Industrials	19.1%
Information Technology	12.2%
Materials	2.4%
Short-Term Investments	7.0%
Net Other Assets and Liabilities	0.2%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Liberty Broadband Corp., Class C	6.8%
Dollar Tree Inc.	4.9%
IHS Markit Ltd.	4.8%
Copart Inc.	4.7%
CarMax Inc.	4.4%
Gartner Inc.	4.4%
Arch Capital Group Ltd.	4.2%
Markel Corp.	4.1%
Brown & Brown Inc.	3.9%
Laboratory Corp. of America Holdings	3.9%

MADISON SMALL CAP FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison Small Cap Fund invests primarily in a diversified mix of common stocks of small-cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. Under normal market conditions, the Fund will maintain at least 80% of its net assets in small-cap securities.

Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the Fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.

PERFORMANCE DISCUSSION

The Madison Small Cap Fund (Class Y) returned -14.30% for the period, outperforming the Russell 2000® Index’s -15.47% and the Russell 2000® Value Index’s -23.44 return. The fund also outpaced its peer group average, as the Morningstar Small Blend category returned -18.75%. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www.madisonfunds.com.

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Consumer Discretionary	5.0%
Consumer Staples	11.7%
Financials	9.2%
Health Care	21.7%
Industrials	20.0%
Information Technology	17.6%
Materials	4.8%
Short-Term Investments	11.5%
Net Other Assets and Liabilities	(1.5)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Hain Celestial Group Inc./The	4.0%
Masco Corp.	3.7%
Encompass Health Corp.	3.2%
CommVault Systems Inc.	3.1%
Edgewell Personal Care Co.	3.0%
MGIC Investment Corp.	2.8%
PRA Health Sciences Inc.	2.7%
Boston Beer Co. Inc./The	2.6%
Catalent Inc.	2.5%
TCF Financial Corp.	2.4%

MADISON INTERNATIONAL STOCK FUND

INVESTMENT STRATEGY HIGHLIGHTS

The Madison International Stock Fund will invest, under normal market conditions, at least 80% of its net assets in the stock of foreign companies. Typically, a majority of the fund’s assets are invested in relatively large capitalization stocks of companies located or operating in developed countries. The fund may also invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries. The portfolio managers typically maintain this segment of the fund’s portfolio in such stocks which they believe have a low market price relative to their perceived value based on fundamental analysis of the issuing company and its prospects. The fund may also invest in foreign debt and other income bearing securities at times when the portfolio managers believe that income bearing securities have greater capital appreciation potential than equity securities. The fund usually holds securities of issuers located in at least three countries other than the U.S. and generally holds 60-80 individual securities in its portfolio at any given time.

PERFORMANCE DISCUSSION

The Madison International Stock Fund (Class A at NAV) returned -15.61% for the period, lagging the -14.21% return of the MSCI EAFE Index (net). The fund trailed its peer group, with the Morningstar Foreign Large Blend Category averaging a -13.96% return. For more up-to-date information about the fund, including a quarterly investment letter from the portfolio managers, please visit www. madisonfunds.com.

Madison Funds | Review of Period (unaudited) - continued | April 30, 2020

GEOGRAPHICAL ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
United Kingdom	16.5%
Japan	13.8%
France	13.2%
Germany	9.9%
Switzerland	7.3%
United States	5.3%
Ireland	4.5%
Canada	3.8%
Netherlands	3.3%
China	2.6%
Norway	2.6%
Denmark	2.4%
Sweden	2.4%
Finland	2.3%
Singapore	2.1%
Italy	2.0%
South Korea	1.5%
Portugal	1.4%
Australia	1.1%
Israel	1.1%
Luxembourg	0.7%
Mexico	0.6%
Hong Kong	0.5%
Indonesia	0.3%
Other Net Assets	(1.2)%

SECTOR ALLOCATION AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Communication Services	10.5%
Consumer Discretionary	5.4%
Consumer Staples	7.8%
Energy	3.0%
Financials	14.5%
Health Care	13.9%
Industrials	17.9%
Information Technology	8.2%
Materials	5.6%
Real Estate	3.2%
Short-Term Investments	5.3%
Utilities	5.9%
Net Other Assets and Liabilities	(1.2)%

TOP TEN HOLDINGS AS A PERCENTAGE OF NET ASSETS AS OF 4/30/20
Novartis AG	4.2%
SAP SE	3.5%
Sanofi	3.3%
Medtronic PLC	3.2%
RELX PLC	2.9%
Vivendi S.A.	2.5%
Nintendo Co. Ltd.	2.4%
Volkswagen AG	2.3%
Prudential PLC	2.1%
Tesco PLC	2.1%

Madison Funds | Review of Period (unaudited) - concluded | April 30, 2020

Notes to Review of Period

BENCHMARK DESCRIPTIONS

Allocation Fund Indexes*

The Conservative Allocation Fund Custom Index consists of 65% Bloomberg Barclays US Aggregate Bond Index, 24.5% Russell 3000® Index and 10.5% MSCI ACWI ex-US Index. See market index descriptions below.

The Moderate Allocation Fund Custom Index consists of 42% Russell 3000® Index, 40% Bloomberg Barclays US Aggregate Bond Index and 18% MSCI ACWI ex-US Index. See market index descriptions below.

The Aggressive Allocation Fund Custom Index consists of 56% Russell 3000® Index, 24% MSCI ACWI ex-US Index and 20% Bloomberg Barclays US Aggregate Bond Index. See market index descriptions below.

Hybrid Fund Indexes*

The Custom Blended Index consists of 50% S&P 500® Index and 50% ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index. See market index descriptions below.

Market Indexes

The CBOE S&P 500 BuyWrite® IndexSM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy (i.e. holding a long position in and selling covered call options on that position) on the S&P 500® Index.

The ICE Bank of America Merrill Lynch 1-22 Year U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by U.S. states and territories, their political subdivisions, in the U.S. domestic market, with a remaining term to final maturity less than 22 years.

The ICE Bank of America Merrill Lynch U.S. Corporate, Government & Mortgage Index is a broad-based measure of the total rate of return performance of the U.S. investment-grade bond markets. The index is a capitalization-weighted aggregation of outstanding U.S. treasury, agency and supranational mortgage pass-through, and investment-grade corporate bonds meeting specified selection criteria.

The ICE Bank of America Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market, but limits any individual issuer to a maximum weighting of 2%.

The Bloomberg Barclays U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD denominated securities publicly issued by U.S. financial issuers.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed-securities, asset-backed securities and corporate securities, with maturities greater than one year.

The Bloomberg Barclays U.S. Intermediate Government Credit A+ Bond Index measures the performance of U.S. dollar denominated U.S. Treasuries, government related and investment grade U.S. corporate securities with quality ratings of A3/A-or better and maturities between one and 10 years.

The Lipper Equity Income Funds Index tracks the performance of funds that, by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio weight in dividend-paying equity securities. The Index is composed of the 30 largest funds by asset size in the Lipper investment objective category.

THE MSCI ACWI ex-U.S. Index is a market-capitalization-weighted index maintained by Morgan Stanley Capital International (MSCI) and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The Index includes both developed and emerging markets.

The MSCI EAFE (Europe, Australasia & Far East) Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index (net) is calculated on a total return basis with dividends reinvested after the deduction of withholding taxes.

The Russell 1000® Value Index is a large-cap market index which measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a small-cap market index which measures the performance of the smallest 2,000 companies in the Russell 3000® Index.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents 98% of the investable U.S. equity market.

The Russell Midcap® Index is a mid-cap market index which measures the performance of the mid-cap segment of the U.S. equity universe.

The S&P 500® Index is a large-cap market index which measures the performance of a representative sample of 500 leading companies in leading industries in the U.S.

*The Custom Indexes are calculated using a monthly re-balancing frequency (i.e., rebalanced back to original constituent weight every calendar month-end).

© 2020 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

MADISON FUNDS | April 30, 2020

Madison Conservative Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 93.6%
Bond Funds - 65.2%
Baird Aggregate Bond Fund Institutional
Shares	663,527	$7,690,282
iShares 20+ Year Treasury Bond ETF	21,346	3,559,232
Madison Core Bond Fund Class Y (A)	1,068,189	11,258,713
Madison Corporate Bond Fund Class Y (A)	346,961	4,184,355
Vanguard Short-Term Corporate Bond ETF	99,287	8,050,190
Vanguard Short-Term Treasury ETF	135,230	8,422,124
		43,164,896
Foreign Stock Funds - 5.8%
iShares Edge MSCI Minimum Volatility
EAFE ETF	27,514	1,772,727
iShares MSCI China ETF	22,315	1,338,454
VanEck Vectors Gold Miners ETF	22,028	710,623
		3,821,804
Stock Funds - 22.6%
JPMorgan BetaBuilders Japan ETF	20,955	448,227
Madison Dividend Income Fund Class Y (A)	166,276	4,030,541
Madison Investors Fund Class Y (A)	211,691	4,415,882
Madison Mid Cap Fund Class Y (A)	98,538	975,522
Vanguard Health Care ETF (B)	10,043	1,892,302
Vanguard Information Technology ETF	13,427	3,249,334
		15,011,808
Total Investment Companies
(Cost $58,923,210)		61,998,508
SHORT-TERM INVESTMENTS - 7.2%
State Street Institutional U.S. Government
Money Market Fund, 0.22%, Premier
Class (C)	4,341,077	4,341,077
State Street Navigator Securities
Lending Government Money Market
Portfolio,0.19% (C) (D)	410,556	410,556
Total Short-Term Investments
(Cost $4,751,633)		4,751,633
TOTAL INVESTMENTS - 100.8%
(Cost $63,674,843**)	$66,750,141
NET OTHER ASSETS AND LIABILITIES - (0.8%)	(509,492)
TOTAL NET ASSETS - 100.0%	$66,240,649

**	Aggregate cost for Federal tax purposes was $63,707,072..
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $399,262, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

Madison Moderate Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 88.9%
Bond Funds - 39.8%
Baird Aggregate Bond Fund Institutional Shares	962,759	$11,158,378
iShares 20+ Year Treasury Bond ETF	33,261	5,545,939
Madison Core Bond Fund Class Y (A)	1,339,664	14,120,065
Vanguard Short-Term Corporate Bond ETF	156,050	12,652,534
Vanguard Short-Term Treasury ETF	112,434	7,002,389
		50,479,305
Foreign Stock Funds - 9.1%
iShares Edge MSCI Minimum Volatility EAFE ETF	82,625	5,323,529
iShares MSCI China ETF	59,093	3,544,398
SPDR S&P Emerging Asia Pacific ETF (B)	13,831	1,257,929
VanEck Vectors Gold Miners ETF	41,952	1,353,372
		11,479,228
Stock Funds - 40.0%
JPMorgan BetaBuilders Japan ETF	97,916	2,094,423
Madison Dividend Income Fund Class Y (A)	566,926	13,742,279
Madison Investors Fund Class Y (A)	701,245	14,627,974
Madison Mid Cap Fund Class Y (A)	432,431	4,281,063
Vanguard Health Care ETF (B)	26,274	4,950,547
Vanguard Information Technology ETF	45,949	11,119,658
		50,815,944
Total Investment Companies
(Cost $107,329,524)		112,774,477
SHORT-TERM INVESTMENTS - 13.3%
State Street Institutional U.S. Government
Money Market Fund, 0.22%, Premier Class (C)	14,186,109	14,186,109
State Street Navigator Securities Lending
Government Money Market Portfolio, 0.19% (C) (D)	2,699,539	2,699,539
Total Short-Term Investments
(Cost $16,885,648)		16,885,648
TOTAL INVESTMENTS - 102.2%
(Cost $124,215,172**)		129,660,125
NET OTHER ASSETS AND LIABILITIES - (2.2%)		(2,732,315)
TOTAL NET ASSETS - 100.0%		$126,927,810

**	Aggregate cost for Federal tax purposes was $124,427,371.
(A)	Affiliated Company.
(B)	All or a portion of these securities, with an aggregate fair value of $2,617,397, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2020

Madison Aggressive Allocation Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
INVESTMENT COMPANIES - 84.5%
Bond Funds - 19.3%
Baird Aggregate Bond Fund Institutional
Shares	94,621	$1,096,654
iShares 20+ Year Treasury Bond ETF	10,232	1,706,084
Madison Core Bond Fund Class Y (A)	332,834	3,508,074
Vanguard Short-Term Corporate Bond ETF	36,817	2,985,122
Vanguard Short-Term Treasury ETF	33,696	2,098,587
		11,394,521
Foreign Stock Funds - 12.9%
iShares Edge MSCI Minimum Volatility
EAFE ETF	38,748	2,496,534
iShares MSCI China ETF	43,053	2,582,319
SPDR S&P Emerging Asia Pacific ETF (B)	12,492	1,136,147
VanEck Vectors Gold Miners ETF	24,197	780,595
Vanguard FTSE All-World ex-U.S. ETF	13,675	599,102
		7,594,697
Stock Funds - 52.3%
JPMorgan BetaBuilders Japan ETF	78,655	1,682,431
Madison Dividend Income Fund Class Y (A)	317,676	7,700,461
Madison Investors Fund Class Y (A)	374,043	7,802,532
Madison Mid Cap Fund Class Y (A)	261,803	2,591,849
Vanguard Health Care ETF (B)	19,795	3,729,774
Vanguard Information Technology ETF	30,051	7,272,342
		30,779,389
Total Investment Companies
(Cost $47,562,344)		49,768,607
SHORT-TERM INVESTMENTS - 23.3%
State Street Institutional U.S. Government
Money Market Fund, 0.22%, Premier Class (C)	9,230,131	9,230,131
State Street Navigator Securities Lending
Government Money Market Portfolio, 0.19% (C) (D)	4,492,236	4,492,236
Total Short-Term Investments
(Cost $13,722,367)		13,722,367
TOTAL INVESTMENTS - 107.8% (Cost $61,284,711**)		63,490,974
NET OTHER ASSETS AND LIABILITIES - (7.8%)		(4,578,768)
TOTAL NET ASSETS - 100.0%		$58,912,206

**	Aggregate cost for Federal tax purposes was $61,422,349.
(A)	Affiliated Company (see Note 12).
(B)	All or a portion of these securities, with an aggregate fair value of $4,752,814, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
EAFE	Europe, Australasia and Far East.
ETF	Exchange Traded Fund.

Madison Government Money Market Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 90.3%
Fannie Mae - 21.0%
1.520%, 5/1/20	$450,000	$450,000
1.515%, 5/8/20 (A)	300,000	299,912
1.470%, 6/12/20 (A)	190,000	189,674
0.477%, 6/22/20 (A)	485,000	484,671
0.396%, 6/24/20 (A)	600,000	599,649
0.061%, 7/20/20 (A)	600,000	599,920
0.096%, 7/22/20 (A)	800,000	799,827
0.010%, 8/10/20 (A)	300,000	299,991
		3,723,644
Federal Home Loan Bank - 30.4%
0.528%, 5/6/20 (A)	700,000	699,949
1.563%, 5/13/20 (A)	500,000	499,740
0.132%, 5/14/20 (A)	700,000	699,967
1.550%, 5/22/20 (A)	430,000	429,611
1.528%, 5/28/20 (A)	625,000	624,284
0.736%, 6/2/20 (A)	900,000	899,420
1.550%, 6/10/20 (A)	300,000	299,483
1.540%, 6/29/20 (A)	375,000	374,054
0.274%, 9/15/20 (A)	850,000	849,127
		5,375,635
Freddie Mac - 30.6%
1.530%, 6/3/20 (A)	565,000	564,208
1.525%, 6/17/20 (A)	450,000	449,104
1.520%, 6/19/20 (A)	360,000	359,255
1.355%, 7/2/20 (A)	350,000	349,183
0.193%, 7/6/20 (A)	400,000	399,861
0.005%, 8/5/20 (A)	500,000	499,993
0.152%, 8/6/20 (A)	500,000	499,798
0.081%, 8/12/20 (A)	200,000	199,954
0.132%, 8/19/20 (A)	500,000	499,801
0.142%, 8/24/20 (A)	300,000	299,866
0.091%, 9/3/20 (A)	500,000	499,844
0.122%, 9/4/20 (A)	800,000	799,664
		5,420,531
U.S. Treasury Notes - 8.3%
3.500%, 5/15/20 (A)	725,000	725,538
1.500%, 6/15/20 (A)	200,000	199,986
1.500%, 7/15/20 (A)	550,000	549,979
		1,475,503
Total U.S. Government and Agency
Obligations (Cost $15,995,313)		15,995,313
SHORT-TERM INVESTMENTS - 9.5%
State Street Institutional U.S. Government
Money Market Fund, 0.22%, Premier
Class (B)	1,691,672	$1,691,672
Total Short-Term Investments
(Cost $1,691,672)		1,691,672
TOTAL INVESTMENTS - 99.8% (Cost $17,686,985**)		17,686,985
NET OTHER ASSETS AND LIABILITIES - 0.2%		27,799
TOTAL NET ASSETS - 100.0%		$17,714,784

**	Aggregate cost for Federal tax purposes was $17,686,985.
(A)	Rate noted represents annualized yield at time of purchase.
(B)	7-day yield.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2020

Madison Tax-Free Virginia Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 98.1%
Airport - 3.0%
Metropolitan Washington Airports Authority Revenue, 5%, 10/1/21	$100,000	$105,002
Metropolitan Washington Airports Authority Revenue, Series A, AMT, 5%, 10/1/43	500,000	553,225
		658,227
Development - 3.3%
Fairfax County Economic Development Authority, Series A, 5%, 10/1/26	150,000	173,908
Norfolk Economic Development Authority, (Prerefunded 11/1/22 @ $100), 5%, 11/1/29	480,000	529,133
		703,041
Education - 10.4%
Henrico County Economic Development Authority, 4%, 4/15/42	220,000	225,634
Roanoke County Economic Development Authority, Series A, 5%, 9/1/30	400,000	430,160
Virginia College Building Authority, Series E, 5%, 2/1/23	500,000	552,615
Virginia Commonwealth University, Series A, 5%, 5/1/26	385,000	427,327
Virginia Public School Authority, (ST AID WITHHLDG), 3%, 2/1/30	305,000	326,963
Virginia Resources Authority, Series C, (MORAL OBLG), 4%, 11/1/32	250,000	283,550
		2,246,249

Facilities - 6.6%
Henry County Virginia Industrial
Development Authority, 4.125%, 11/1/50	250,000	267,538
New River Valley Regional Jail Authority, 5%, 10/1/25	100,000	118,507
Prince Edward County Industrial
Development Authority, 5%, 9/1/32	405,000	475,887
Stafford County & Staunton Industrial
Development Authority, Series B, (NATL-RE), 4.5%, 8/1/25	30,000	30,003
Western Regional Jail Authority,
(Prerefunded 12/1/25 @ $100), 3.125%, 12/1/29	245,000	272,318
Western Regional Jail Authority, 3.125%, 12/1/29	255,000	272,814
		1,437,067
General - 15.6%
Chesterfield County Economic
Development Authority Revenue, Series B, 3%, 4/1/38	285,000	292,820
James City County Economic Development Authority, 5%, 6/15/30	500,000	632,240
Northern Virginia Transportation Authority, 5%, 6/1/30	780,000	891,813
Virginia Beach Development Authority, 5%, 9/1/28	100,000	109,949
Virginia Beach Development Authority, 5%, 9/1/29	125,000	137,094
Virginia Beach Development Authority, Series A, 3.5%, 5/1/30	250,000	264,193
Virginia Public Building Authority, 5%, 8/1/25	235,000	280,087
Virginia Resources Authority, Series C, 5%, 11/1/30	250,000	314,780
Virginia Resources Authority, Series C, 4%, 11/1/34	125,000	137,631
Wise County Industrial Development
Authority Revenue, 5%, 11/1/20	100,000	102,042
Wise County Industrial Development
Authority Revenue, 5%, 11/1/21	100,000	105,846
Wise County Industrial Development
Authority Revenue, 5%, 11/1/22	100,000	109,323
		3,377,818
General Obligation - 28.5%
City of Alexandria VA, (ST AID WITHHLDG), 5%, 7/15/27	150,000	183,151
City of Alexandria VA, Series A, (ST AID WITHHLDG), 5%, 7/15/28	100,000	125,266
City of Danville VA, Series A, (ST AID WITHHLDG), 5%, 8/1/23	190,000	213,919
City of Fredericksburg VA, Series A, 3.625%, 7/15/30	400,000	401,268
City of Norfolk VA, (Prerefunded 8/1/28 @ $100), (ST AID WTHHLDG), 5%, 8/1/47	455,000	596,951
City of Poquoson VA, (ST AID WITHHLDG), 4%, 2/15/29	425,000	502,465
City of Portsmouth VA, Series A, (ST AID WITHHLDG), 5%, 2/1/31	75,000	82,336
City of Richmond VA, Series C, (ST AID WITHHLDG), 5%, 7/15/22	100,000	100,794
City of Richmond VA, Series A, (ST AID WITHHLDG), 3%, 7/15/34	435,000	456,559
City of Virginia Beach VA, Series A, (ST AID WITHHLDG), 5%, 7/15/21	200,000	209,864
City of Virginia Beach VA, Series A, 4%, 8/1/22	300,000	320,316
Commonwealth of Virginia, Series A, 5%, 6/1/23	500,000	560,090
County of Arlington VA, Series B, (ST AID WITHHLDG), 5%, 8/15/27	175,000	202,480
County of Arlington VA, Series A, 5%, 8/15/30	600,000	730,920
County of Fairfax VA, Series B, (ST AID WITHHLDG), 4%, 10/1/22	250,000	268,025
County of Fairfax VA, Series A, (ST AID WITHHLDG), 5%, 10/1/26	410,000	505,276
County of Henrico VA, 5%, 7/15/25	150,000	151,295
County of Prince William VA, (ST AID WITHHLDG), 5%, 8/1/21	105,000	110,370
County of Spotsylvania VA, (ST AID WITHHLDG), 5%, 1/15/24	200,000	228,432
Town of Leesburg VA, (ST AID WITHHLDG), 5%, 1/15/25	90,000	105,990
Town of Leesburg VA, Series A,
(Prerefunded 1/15/21 @ $100), 5%, 1/15/41	135,000	139,086
		6,194,853
Medical - 7.8%
Lynchburg Economic Development
Authority, Series A, (Central Health), 4%, 1/1/47	260,000	265,182
Norfolk Economic Development Authority, Series B, 5%, 11/1/36	480,000	508,339
Prince William County Industrial
Development Authority, Series B, 4%, 11/1/22	300,000	317,736
Stafford County Economic Development Authority Revenue, 5%, 6/15/25	260,000	294,447
Virginia Small Business Financing Authority, 5%, 11/1/40	300,000	300,000
		1,685,704
Power - 1.5%
Puerto Rico Electric Power Authority, Series
V, (BHAC-CR, MBIA-RE, FGIC), 5.25%, 7/1/24	290,000	326,731

Transportation - 9.4%
Hampton Roads Transportation Accountability Commission, Series A, 5%, 7/1/42	470,000	560,179
Puerto Rico Highways & Transportation Authority, Series N, (ASSURED GTY), 5.25%, 7/1/34	100,000	107,007
Richmond Metropolitan Authority, (NATL- RE), 5.25%, 7/15/22	85,000	88,608
Virginia Commonwealth Transportation Board, 5%, 5/15/22	100,000	108,189
Virginia Commonwealth Transportation Board, Series A, (Prerefunded 3/15/22 @ $100), 5%, 9/15/24	225,000	242,926
Virginia Commonwealth Transportation Board, Series B, (Prerefunded 9/15/22 @ $100), 5%, 3/15/25	535,000	588,971
Virginia Commonwealth Transportation Board, 5%, 9/15/27	200,000	246,148
Virginia Port Authority Revenue, Series B, 5%, 7/1/21	100,000	104,534
		2,046,562
Utilities - 1.5%
City of Richmond VA Public Utility Revenue, Series A, 5%, 1/15/38	300,000	333,552
Water - 10.5%
County of Henrico VA Water & Sewer Revenue, 4%, 5/1/32	500,000	580,155
County of Henrico VA Water & Sewer Revenue, 5%, 5/1/27	150,000	182,678
Fairfax County Water Authority, Series B, 5.25%, 4/1/23	180,000	201,886
Fairfax County Water Authority, (Prerefunded 4/1/22 @ $100), 5%, 4/1/27	150,000	162,234
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/35	410,000	524,800
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	250,000	320,000
Prince William County Service Authority, 5%, 7/1/22	250,000	271,677
Virginia Resources Authority, Series B, (MORAL OBLG), 5%, 11/1/23	35,000	37,058
		2,280,488
TOTAL INVESTMENTS - 98.1%
(Cost $20,418,519**)		21,290,292
NET OTHER ASSETS AND LIABILITIES - 1.9%		420,125
TOTAL NET ASSETS - 100.0%		$21,710,417

**	Aggregate cost for Federal tax purposes was $20,418,519.
ASSURED GTY	Assured Guaranty.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
MBIA-RE	MBIA Insurance Corp.
MORAL OBLG	Moral Obligation.
NATL-RE	National Public Finance Guarantee Corp.
ST AID WITHHLDG	State Aid Withholding.

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
MUNICIPAL BONDS - 97.6%
Alabama - 3.2%
Lee County Board of Education Authority Revenue, 4%, 2/1/28	$490,000	$547,565
Town of Pike Road Authority Revenue, 4%, 9/1/31	170,000	186,587
		734,152
Arkansas - 0.9%
Arkansas Development Finance Authority, 5%, 2/1/26	175,000	200,345

California - 0.6%
Los Angeles County Metropolitan Transportation Authority, 5%, 7/1/40	120,000	140,947

Colorado - 2.2%
El Paso County Facilities Corp., Certificate Participation, Series A, 5%, 12/1/27	400,000	497,312

Florida - 8.6%
Lee County Industrial Development Authority, 5%, 11/1/28	500,000	509,810
Northern Palm Beach County Improvement District, (AGM), 5%, 8/1/21	250,000	261,637
Orlando Utilities Commission, Series C, 5%, 10/1/22	525,000	574,791
Palm Beach County Solid Waste Authority, 5%, 10/1/24	300,000	316,728
Port St. Lucie Community Redevelopment Agency Revenue, Tax Allocation, 5%, 1/1/26	250,000	296,585
		1,959,551
Georgia - 3.2%
City of Atlanta GA Water & Wastewater Revenue, (AGM), 5.75%, 11/1/30	300,000	413,817
City of Atlanta GA Water & Wastewater Revenue, 5%, 11/1/43	275,000	309,845
		723,662
Hawaii - 2.3%
State of Hawaii, General Obligation, Series
EY, 5%, 10/1/25	435,000	518,002

Idaho - 2.3%
Idaho Health Facilities Authority, Series A, 5%, 3/1/34	500,000	535,190

Illinois - 6.6%
City of Chicago IL Waterworks Revenue, 5%, 11/1/20	150,000	152,042
Cook County School District No. 111, General Obligation, (BAM), 5%, 12/1/35	545,000	651,302
Du Page County School District No. 45, General Obligation, 4%, 1/1/26	460,000	517,698
Regional Transportation Authority, Series A, (AMBAC, GO of AUTH) *, 7.2%, 11/1/20	40,000	41,072
Sales Tax Securitization Corp., Series C, 5%, 1/1/27	140,000	157,038
		1,519,152
Indiana - 2.6%
Vanderburgh County Redevelopment District, (AGM), 5%, 2/1/26	500,000	594,020

Iowa - 2.1%
City of Bettendorf IA, General Obligation, Series A, (Prerefunded 6/1/20 @ $100), 5%, 6/1/28	475,000	476,558

Kansas - 3.7%
City of Wichita KS, General Obligation, Series 816, 5%, 12/1/24	510,000	597,501
Shawnee County Unified School District No. 437, General Obligation, 4%, 9/1/24	220,000	245,533
		843,034
Kentucky - 2.2%
Eastern Kentucky University, Series A, (ST INTERCEPT), 5%, 4/1/33	445,000	506,793

Michigan - 1.5%
Redford Unified School District No. 1, General Obligation, (AMBAC, Q-SBLF) *, 5%, 5/1/22	320,000	333,024

Mississippi - 2.5%
Medical Center Educational Building Corp., 5%, 6/1/30	475,000	565,492

Missouri - 2.1%
Springfield School District No. R-12, General Obligation, Series B, (ST AID DIR DEP), 5%, 3/1/25	400,000	472,384

New Jersey - 5.5%
New Jersey Economic Development Authority Revenue, (ST APPROP), 5%, 3/1/26	450,000	458,411
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/28	250,000	311,760
New Jersey State Turnpike Authority, Series A, (BHAC-CR, AGM), 5.25%, 1/1/29	250,000	317,535
Union County Improvement Authority, Series A, 4%, 2/1/25	150,000	163,878
		1,251,584
New York - 4.2%
Brookhaven Local Development Corp., 5%, 11/1/24	110,000	114,374
New York State Dormitory Authority, Series 1, (BHAC-CR, AMBAC) *, 5.5%, 7/1/31	250,000	322,320
Port Authority of New York & New Jersey, (GO of AUTH), 5.375%, 3/1/28	455,000	523,550
		960,244
North Carolina - 3.7%
North Carolina Medical Care Commission, 5%, 6/1/40	500,000	543,705
Town of Cary NC Combined Utility Systems Revenue, 5%, 12/1/23	285,000	314,073
		857,778
Ohio - 2.5%
Cleveland-Cuyahoga County Port Authority, 5%, 7/1/24	500,000	570,595

Oklahoma - 6.5%
Caddo County Governmental Building Authority Revenue, 5%, 9/1/40	500,000	557,015
Elk City Industrial Authority, 4%, 5/1/30	435,000	509,681
Tulsa County Industrial Authority, 3%, 2/1/31	400,000	419,108
		1,485,804
Pennsylvania - 1.8%
Commonwealth Financing Authority Revenue, Series A, 5%, 6/1/35	370,000	420,816

South Carolina - 1.1%
City of Newberry SC Revenue, (AGM), 4%, 4/1/22	240,000	251,522
Tennessee - 2.4%
City of Newport Tennessee Electric System Revenue, (AGM), 4%, 5/1/32	370,000	415,125
Town of Decatur TN Water & Sewer Revenue, General Obligation, 3%, 6/1/24	120,000	128,017
		543,142
Texas - 11.0%
Beaumont Independent School District, General Obligation, (Prerefunded 2/15/21 @ $100), (PSF-GTD), 4.75%, 2/15/38	300,000	309,582
City of Austin TX, General Obligation, 5%, 9/1/26	550,000	656,986
City of Center TX, General Obligation, 3%, 8/15/34	410,000	434,657
City of Fort Worth TX, General Obligation, 4%, 3/1/29	500,000	574,795
Red River Education Finance Corp., REF-ST Edwards University Project., 5%, 6/1/21	300,000	310,824
San Jacinto River Authority, (BAM), 4%, 10/1/23	200,000	217,314
		2,504,158
Utah - 1.6%
Utah Transit Authority, (BHAC-CR, MBIA), 5%, 6/15/35	280,000	366,352

Virginia - 5.5%
Hampton Roads Sanitation District, Series A, (Prerefunded 10/1/27 @ $100), 5%, 10/1/36	500,000	640,000
Western Regional Jail Authority, (Prerefunded 12/1/26 @ $100), 5%, 12/1/34	250,000	312,398
Western Regional Jail Authority, 5%, 12/1/34	250,000	300,990
		1,253,388
Washington - 1.0%
State of Washington, General Obligation, Series E, 5%, 2/1/29	205,000	232,044

West Virginia - 2.3%
West Virginia Economic Development Authority, Series A, 5%, 7/1/37	450,000	531,383

Wisconsin - 1.9%
Wisconsin Health & Educational Facilities Authority, Series A, 4%, 11/15/35	400,000	424,440
TOTAL INVESTMENTS - 97.6% (Cost $21,256,766**)		22,272,868
NET OTHER ASSETS AND LIABILITIES - 2.4%		550,283
TOTAL NET ASSETS - 100.0%		$22,823,151

See accompanying Notes to Financial Statements.

MADISON FUNDS | April 30, 2020

Madison Tax-Free National Fund Portfolio of Investments (unaudited) - continued

*	This bond is covered by insurance issued by Ambac Assurance Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. Although AMBAC’s claim paying ability appears strong at this point, its ultimate ability to guarantee timely payment of principal and interest on these bonds, should they default, will be dependent on the timing and magnitude of losses within the entity’s overall portfolio.
**	Aggregate cost for Federal tax purposes was $21,256,766.

AGM	Assured Guaranty Municipal Corp.
AMBAC AMBAC	Indemnity Corp.
BAM Build	America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
GO of AUTH	General Obligation of the Authority.
MBIA MBIA	Insurance Corp.
PSF-GTD	Permanent School Fund Guaranteed.
Q-SBLF	Qualified School Board Loan Fund.
ST AID DIR DEP	State Aid Direct Deposit.
ST APPROP	State Appropriations.
ST INTERCEPT	State Intercept.

Madison High Quality Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 36.0%
Communication Service - 1.0%
Walt Disney Co./The, 3.8%, 3/22/30	$1,250,000	$1,435,773

Consumer Discretionary - 3.6%
Costco Wholesale Corp., 1.375%, 6/20/27	1,500,000	1,508,639
Home Depot Inc./The, 2.7%, 4/15/30	1,250,000	1,337,969
Target Corp., 2.9%, 1/15/22	2,000,000	2,082,364
Target Corp., 3.5%, 7/1/24	305,000	338,430
		5,267,402
Consumer Staples - 2.0%
Coca-Cola Co./The, 2.45%, 11/1/20	1,500,000	1,510,666
PepsiCo Inc., 2.75%, 3/19/30	1,250,000	1,367,691
		2,878,357
Energy - 0.9%
Chevron Corp., 2.427%, 6/24/20	1,250,000	1,251,584

Financials - 17.6%
American Express Credit Corp., MTN, 2.7%, 3/3/22	1,500,000	1,537,725
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (A), 2.816%, 7/21/23	1,750,000	1,797,679
Bank of New York Mellon Corp./The, MTN, 2.2%, 8/16/23	1,500,000	1,537,534
Berkshire Hathaway Finance Corp., 2.9%, 10/15/20	500,000	505,191
BlackRock Inc., 3.5%, 3/18/24	2,000,000	2,191,921
Goldman Sachs Bank USA, 3.2%, 6/5/20	1,000,000	1,001,891
Huntington National Bank/The, 3.55%, 10/6/23	1,500,000	1,605,066
John Deere Capital Corp., MTN, 2.65%, 1/6/22	2,000,000	2,052,465
JPMorgan Chase & Co., 2.972%, 1/15/23	1,500,000	1,543,062
JPMorgan Chase & Co., FRN, (3M USD LIBOR + 1.155%) (A), 3.22%, 3/1/25	1,750,000	1,842,807
Morgan Stanley, 2.8%, 6/16/20	1,750,000	1,753,185
PNC Financial Services Group Inc./The, 3.3%, 3/8/22	1,300,000	1,351,954
State Street Corp., (SOFR + 0.940%) (A), 2.354%, 11/1/25	1,750,000	1,800,951
Truist Financial Corp., MTN, 2.85%, 10/26/24	1,500,000	1,580,639
U.S. Bancorp, MTN, 2.625%, 1/24/22	1,250,000	1,282,226
Wells Fargo & Co., MTN, (3M USD LIBOR + 0.825%) (A), 2.406%, 10/30/25	2,000,000	2,030,533
		25,414,829
Health Care - 2.1%
Merck & Co. Inc., 3.875%, 1/15/21	1,500,000	1,520,746
UnitedHealth Group Inc., 2.875%, 3/15/23	1,500,000	1,581,763
		3,102,509
Industrials - 0.3%
Caterpillar Inc., 3.9%, 5/27/21	500,000	515,148

Information Technology - 8.5%
Apple Inc., 2.4%, 5/3/23	1,500,000	1,572,386
Cisco Systems Inc., 2.2%, 2/28/21	1,500,000	1,518,879
Intel Corp., 3.3%, 10/1/21	1,750,000	1,816,393
Microsoft Corp., 3%, 10/1/20	1,250,000	1,257,901
Microsoft Corp., 2.875%, 2/6/24	500,000	538,069
salesforce.com Inc., 3.25%, 4/11/23	2,000,000	2,131,390
Texas Instruments Inc., 1.375%, 3/12/25	1,750,000	1,770,458
Visa Inc., 2.2%, 12/14/20	1,700,000	1,713,623
		12,319,099
Total Corporate Notes and Bonds
(Cost $50,775,014)		52,184,701
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 56.3%

Fannie Mae - 5.3%
1.375%, 10/7/21	4,000,000	4,065,763
1.875%, 4/5/22	3,500,000	3,610,352
		7,676,115
Freddie Mac - 4.9%
2.375%, 1/13/22	4,000,000	4,141,876
0.375%, 4/20/23	3,000,000	3,000,963
		7,142,839
U.S. Treasury Notes - 46.1%
2.000%, 7/31/20	3,625,000	3,642,210
1.375%, 8/31/20	3,625,000	3,640,435
2.625%, 11/15/20	3,625,000	3,673,994
2.250%, 7/31/21	3,000,000	3,077,344
1.875%, 11/30/21	2,500,000	2,566,504
2.000%, 2/15/22	3,000,000	3,096,680
1.125%, 2/28/22	4,000,000	4,067,656
1.875%, 7/31/22	3,000,000	3,112,031
1.750%, 5/15/23	3,500,000	3,658,320
1.625%, 5/31/23	2,750,000	2,865,156
2.500%, 8/15/23	3,000,000	3,219,375
2.750%, 11/15/23	3,000,000	3,259,102
2.125%, 2/29/24	2,500,000	2,672,754
2.375%, 8/15/24	3,300,000	3,587,461
2.250%, 11/15/24	3,000,000	3,257,344
2.125%, 5/15/25	4,000,000	4,349,062
1.625%, 5/15/26	3,000,000	3,208,008
1.500%, 8/15/26	3,250,000	3,455,410
2.375%, 5/15/27	3,250,000	3,669,834
2.250%, 11/15/27	2,250,000	2,535,996
		66,614,676
Total U.S. Government and Agency
Obligations (Cost $78,703,042)		81,433,630
	Shares
SHORT-TERM INVESTMENTS - 4.6%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (B)	6,629,693	6,629,693
Total Short-Term Investments
(Cost $6,629,693)		6,629,693
TOTAL INVESTMENTS - 96.9% (Cost $136,107,749**)		140,248,024
NET OTHER ASSETS AND LIABILITIES - 3.1%		4,445,974
TOTAL NET ASSETS - 100.0%		$144,693,998

**	Aggregate cost for Federal tax purposes was $136,107,749.
(A)	Floating rate or variable rate note. Rate shown is as of April 30, 2020.
(B)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 6.1%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.134%, 5/15/23	$325,000	$320,127
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,305
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	372,735	369,080
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	339,759	338,922
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	246,545	248,403
Chesapeake Funding II LLC, Series 2018-2A, Class B (A), 3.52%, 8/15/30	350,000	354,753
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	385,000	403,305
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	550,000	543,679
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 (A), 1.97%, 1/20/23	20,509	20,514
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 (A), 2.36%, 5/20/23	1,000,000	1,000,003
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	500,000	501,953
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	275,000	277,337
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	300,000	299,227
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	1,000,000	997,249
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	830,000	846,616
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	350,000	349,034
Wheels SPV LLC, Series 2019-1A, Class A3 (A), 2.35%, 5/22/28	300,000	285,620
Total Asset Backed Securities
(Cost $7,233,800)		7,258,127
COLLATERALIZED MORTGAGE
OBLIGATIONS - 5.7%
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 (A) (C), 2.879%, 7/25/49	512,356	504,930
Fannie Mae REMICS, Series 2015-12, Class NI, IO, 3.5%, 3/25/30	1,258,179	111,666
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	724,762	780,799
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	849,110	932,703
Fannie Mae REMICS, Series 2001-73, Class GZ, 6%, 12/25/31	180,931	202,117
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	138,166	162,095
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	166,137	167,691
Fannie Mae REMICS, Series 2015-44, Class GI, IO, 3%, 11/25/40	394,414	7,659
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	462,606	478,104
Freddie Mac REMICS, Series 4066, Class DI, IO, 3%, 6/15/27	1,676,347	107,852
Government National Mortgage Association, Series 2015-53, Class IL, IO,3%, 9/20/44	1,328,293	29,264
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (D), 4%, 9/25/49	270,398	271,961
JPMorgan Mortgage Trust, Series 2019-5, Class A3 (A) (B) (D), 4%, 11/25/49	319,514	326,988
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (D), 4%, 11/25/49	113,010	114,280
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (D), 3.5%, 2/25/50	578,414	585,089
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (D), 4%, 11/25/48	438,417	441,615
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (D), 3%, 11/25/45	500,175	503,502
PSMC Trust, Series 2019-2, Class A1 (A) (B) (D), 3.5%, 10/25/49	427,440	435,993
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (D), 3%, 6/25/43	436,396	442,357
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A1 (A) (B) (D), 4%, 4/25/49	269,566	274,860
Total Collateralized Mortgage Obligations (Cost $7,094,595)		6,881,525
COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.4%
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (D), 3.196%, 11/25/27	900,000	985,369
FHLMC Multifamily Structured Pass Through Certificates, Series K718, Class X1, IO (B) (D), 0.725%, 1/25/22	21,940,048	169,344
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	400,000	436,102
FHLMC Multifamily Structured Pass Through Certificates, Series K058, Class A2, 2.653%, 8/25/26	1,000,000	1,090,000
FHLMC Multifamily Structured Pass Through Certificates, Series K059, Class X1, IO (B) (D), 0.434%, 9/25/26	15,719,216	265,419
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	1,000,000	1,115,631
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (D), 4.487%, 1/25/46	500,000	503,948
FREMF Mortgage Trust, Series 2015- K721, Class B (A) (B) (D), 3.681%, 11/25/47	750,000	758,295
Total Commercial Mortgage-Backed Securities (Cost $5,035,077)		5,324,108
CORPORATE NOTES AND BONDS - 32.5%
Communication Services - 2.4%
AT&T Inc., 4.75%, 5/15/46	500,000	578,298
Comcast Corp., 3.4%, 4/1/30	225,000	252,640
Comcast Corp., 4.7%, 10/15/48	250,000	327,855
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	187,500	187,969
Verizon Communications Inc., 4.4%, 11/1/34	500,000	605,726
Vodafone Group PLC (E), 3.75%, 1/16/24	250,000	269,773
Vodafone Group PLC (E), 5%, 5/30/38	250,000	297,184
Walt Disney Co./The, 3.8%, 3/22/30	300,000	344,585
		2,864,030
Consumer Discretionary - 6.6%
Advance Auto Parts Inc. (A), 3.9%, 4/15/30	300,000	300,393
Booking Holdings Inc., 4.1%, 4/13/25	300,000	318,648
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	500,000	526,731
Costco Wholesale Corp., 1.6%, 4/20/30	400,000	396,993
Costco Wholesale Corp., 1.75%, 4/20/32	150,000	148,487
Discovery Communications LLC, 5%, 9/20/37	500,000	550,962
DISH DBS Corp., 6.75%, 6/1/21	250,000	249,000
eBay Inc., 1.9%, 3/11/25	325,000	323,415
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	200,000	208,477
Expedia Group Inc., 3.25%, 2/15/30	500,000	417,334
Home Depot Inc./The, 3.35%, 4/15/50	250,000	276,862
Kimberly-Clark Corp., 3.1%, 3/26/30	325,000	362,857
Lennar Corp., 4.75%, 4/1/21	500,000	502,800
Lowe’s Cos. Inc., 4.55%, 4/5/49	500,000	607,413
McDonald’s Corp., MTN, 2.125%, 3/1/30	250,000	249,319
McDonald’s Corp., MTN, 4.2%, 4/1/50	250,000	297,743
NIKE Inc., 2.85%, 3/27/30	250,000	271,352
NIKE Inc., 3.375%, 3/27/50	750,000	840,893
QVC Inc., 4.75%, 2/15/27	250,000	224,975
Southwest Airlines Co., 5.25%, 5/4/25	350,000	348,712
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	500,000	550,640
		7,974,006
Consumer Staples - 1.8%
General Mills Inc., 2.875%, 4/15/30	200,000	213,965
Keurig Dr Pepper Inc., 3.8%, 5/1/50	300,000	319,596
Mars Inc. (A), 3.875%, 4/1/39	400,000	474,320
PepsiCo Inc., 2.25%, 3/19/25	700,000	740,884
Sysco Corp., 5.95%, 4/1/30	300,000	354,543
		2,103,308
Energy - 3.4%
Antero Resources Corp., 5.625%, 6/1/23	150,000	88,155
Boardwalk Pipelines L.P., 4.45%, 7/15/27	400,000	344,602
Energy Transfer Operating L.P., 5.25%, 4/15/29	375,000	376,555
EnLink Midstream Partners L.P., 5.45%, 6/1/47	400,000	162,500
Enterprise Products Operating LLC, 3.75%, 2/15/25	500,000	532,033
Kinder Morgan Inc., 5.55%, 6/1/45	400,000	459,093
Marathon Petroleum Corp., 4.7%, 5/1/25	275,000	276,881
Marathon Petroleum Corp., 3.8%, 4/1/28	600,000	553,984
MPLX L.P., 4.8%, 2/15/29	250,000	251,336
Occidental Petroleum Corp. (F), 3.5%, 8/15/29	500,000	345,000
Occidental Petroleum Corp. (F), 4.4%, 8/15/49	250,000	149,687
Valero Energy Corp., 6.625%, 6/15/37	500,000	596,692
		4,136,518
Financials - 9.0%
Air Lease Corp., 3.75%, 2/1/22	300,000	279,860
American International Group Inc., 4.75%, 4/1/48	500,000	573,381
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	500,000	513,623
Bank of Montreal (E), 3.3%, 2/5/24	325,000	343,159
Capital One Financial Corp., 3.3%, 10/30/24	350,000	356,813
Cboe Global Markets Inc., 3.65%, 1/12/27	445,000	485,652
Charles Schwab Corp./The, Series G, VRN, (5Y H15 + 4.971%) (B), 5.375%, 6/1/25	325,000	332,719

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Financials - continued
Fifth Third Bancorp, 2.55%, 5/5/27	$700,000	$698,621
Goldman Sachs Group Inc./The (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	850,000	888,653
Huntington Bancshares Inc., 2.55%, 2/4/30	300,000	289,288
Huntington National Bank/The, 3.55%, 10/6/23	500,000	535,022
Intercontinental Exchange Inc., 3.75%, 9/21/28	250,000	284,841
JPMorgan Chase & Co., 3.125%, 1/23/25	500,000	529,126
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	600,000	522,000
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	150,000	149,374
M&T Bank Corp., 3.55%, 7/26/23	250,000	267,154
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	500,000	530,175
Morgan Stanley, FRN, (SOFR + 1.990%) (B), 2.188%, 4/28/26	175,000	177,139
Morgan Stanley, 4.3%, 1/27/45	500,000	602,903
National Securities Clearing Corp. (A), 1.5%, 4/23/25	400,000	402,056
PNC Bank NA, 2.7%, 10/22/29	250,000	258,794
Regions Financial Corp., 2.75%, 8/14/22	600,000	610,152
State Street Corp. (SOFR + 1.490%) (B), 3.031%, 11/1/34	250,000	262,649
Truist Bank, 2.25%, 3/11/30	325,000	316,279
USAA Capital Corp. (A), 2.125%, 5/1/30	175,000	180,590
Wells Fargo & Co., FRN, (SOFR + 2.000%) (B), 2.188%, 4/30/26	350,000	352,257
		10,742,280
Health Care - 2.2%
AbbVie Inc., 3.75%, 11/14/23	400,000	430,468
Allergan Sales LLC (A), 5%, 12/15/21	200,000	209,507
Becton, Dickinson and Co., 2.894%, 6/6/22	400,000	410,143
Cigna Corp., 4.9%, 12/15/48	500,000	643,767
CVS Health Corp., 5.125%, 7/20/45	500,000	624,972
UnitedHealth Group Inc., 3.7%, 8/15/49	250,000	293,642
		2,612,499
Industrials - 2.8%
Boeing Co./The, 5.805%, 5/1/50	350,000	350,000
Carlisle Cos. Inc., 3.5%, 12/1/24	500,000	518,708
Carrier Global Corp. (A), 3.577%, 4/5/50	200,000	180,390
DAE Funding LLC (A), 5.25%, 11/15/21	250,000	228,750
FedEx Corp., 3.8%, 5/15/25	300,000	321,339
General Electric Co., 3.45%, 5/1/27	250,000	254,473
Howmet Aerospace Inc., 5.125%, 10/1/24	200,000	192,328
Otis Worldwide Corp. (A), 2.565%, 2/15/30	350,000	352,711
TransDigm Inc. (A), 6.25%, 3/15/26	200,000	195,750
WRKCo Inc., 3.9%, 6/1/28	700,000	752,596
		3,347,045
Information Technology - 2.4%
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	350,000	437,147
Lam Research Corp., 1.9%, 6/15/30	350,000	348,845
Marvell Technology Group Ltd. (E), 4.2%, 6/22/23	500,000	517,458
Micron Technology Inc., 2.497%, 4/24/23	250,000	254,488
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (E), 3.15%, 5/1/27	200,000	202,071
PayPal Holdings Inc., 2.4%, 10/1/24	500,000	519,007
Salesforce.com Inc., 3.7%, 4/11/28	500,000	570,261
		2,849,277
Real Estate - 0.4%
Store Capital Corp., 4.5%, 3/15/28	500,000	486,992

Utilities - 1.5%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	350,000	345,101
Duke Energy Corp., 3.75%, 9/1/46	500,000	566,911
Florida Power and Light Co., 2.85%, 4/1/25	325,000	352,160
Interstate Power & Light Co., 3.5%, 9/30/49	250,000	270,126
PacifiCorp., 4.15%, 2/15/50	250,000	317,869
		1,852,167
Total Corporate Notes and Bonds
(Cost $37,288,594)		38,968,122
LONG TERM MUNICIPAL BONDS - 1.1%
South Dakota State Building Authority Revenue, Series F, 4.7%, 6/1/32	1,250,000	1,353,762
Total Long Term Municipal Bonds
(Cost $1,250,000)		1,353,762
MORTGAGE BACKED SECURITIES - 24.0%
Fannie Mae - 12.2%
3%, 9/1/30 Pool # 890696	679,516	721,718
3%, 12/1/30 Pool # AL8924	348,586	369,871
7%, 11/1/31 Pool # 607515	5,882	6,823
3.5%, 12/1/31 Pool # MA0919	239,792	253,327
6.5%, 3/1/32 Pool # 631377	21,648	24,114
6.5%, 5/1/32 Pool # 636758	1,866	2,126
7%, 5/1/32 Pool # 644591	495	515
6.5%, 6/1/32 Pool # 545691	48,989	55,873
3.5%, 8/1/32 Pool # MA3098	424,929	448,535
3.5%, 9/1/32 Pool # MA3126	288,226	304,958
5.5%, 11/1/33 Pool # 555880	54,484	62,165
5%, 5/1/34 Pool # 780890	23,433	26,759
7%, 7/1/34 Pool # 792636	7,132	7,442
2.5%, 10/1/34 Pool # MA3797	229,980	240,546
4%, 2/1/35 Pool # MA2177	567,220	613,120
5%, 8/1/35 Pool # 829670	57,687	65,734
5%, 9/1/35 Pool # 835699	58,329	65,488
5%, 9/1/35 Pool # 820347	80,533	91,916
3.5%, 12/1/35 Pool # MA2473	694,112	745,867
4.5%, 12/1/35 Pool # 745147	8,467	9,306
5%, 12/1/35 Pool # 850561	20,232	23,094
6%, 11/1/36 Pool # 902510	49,198	57,255
6%, 10/1/37 Pool # 947563	61,378	71,541
6.5%, 12/1/37 Pool # 889072	46,000	55,402
6.5%, 8/1/38 Pool # 987711	111,910	138,968
3%, 11/1/39 Pool # MA3831	474,589	501,911
4%, 9/1/40 Pool # AE3039	602,760	666,497
4%, 1/1/41 Pool # AB2080	481,575	528,641
5.5%, 7/1/41 Pool # AL6588	384,513	439,458
4%, 9/1/41 Pool # AJ1406	309,756	338,890
4%, 10/1/41 Pool # AJ4046	586,920	649,195
3.5%, 11/1/41 Pool # AB3867	263,448	285,126
4%, 3/1/42 Pool # AL1998	842,386	931,671
3.5%, 6/1/42 Pool # AO4134	909,951	984,682
3.5%, 8/1/42 Pool # AP2133	545,089	588,164
3%, 9/1/42 Pool # AP6568	88,849	95,429
3.5%, 9/1/42 Pool # AB6228	332,857	359,248
4%, 10/1/42 Pool # AP7363	652,355	713,794
3.5%, 1/1/43 Pool # AQ9326	458,963	504,831
3%, 2/1/43 Pool # AL3072	774,823	833,456
3.5%, 3/1/43 Pool # AT0310	412,602	445,352
3.5%, 4/1/43 Pool # AT2887	375,239	405,981
4%, 1/1/45 Pool # AS4257	161,590	176,121
4.5%, 10/1/46 Pool # MA2783	111,925	121,872
3%, 1/1/47 Pool # BE0108	567,661	609,584
		14,642,366
Freddie Mac - 11.7%
4.5%, 2/1/25 Pool # J11722	73,958	79,147
4.5%, 5/1/25 Pool # J12247	151,669	161,923
8%, 6/1/30 Pool # C01005	486	584
6.5%, 1/1/32 Pool # C62333	20,019	22,923
2.5%, 2/1/32 Pool # ZS8641	490,226	513,174
3.5%, 8/1/32 Pool # C91485	283,441	304,715
4%, 5/1/33 Pool # G18693	759,892	805,827
4.5%, 6/1/34 Pool # C01856	320,659	351,254
2.5%, 10/1/34 Pool # SB8010	1,599,000	1,672,838
6.5%, 11/1/36 Pool # C02660	7,438	8,704
5.5%, 1/1/37 Pool # G04593	176,572	201,773
5.5%, 11/1/37 Pool # A68787	127,339	145,558
5.5%, 12/1/38 Pool # G05267	336,708	384,783
4.5%, 8/1/39 Pool # G08361	407,265	452,269
3.5%, 11/1/40 Pool # G06168	420,733	453,686
4%, 10/1/41 Pool # Q04092	675,493	741,182
4.5%, 3/1/42 Pool # G07491	441,059	489,484
3%, 9/1/42 Pool # C04233	551,583	589,519
3%, 2/1/43 Pool # Q15767	363,205	390,243
3%, 4/1/43 Pool # V80026	369,766	395,189
3%, 4/1/43 Pool # V80025	376,243	402,157
3.5%, 8/1/44 Pool # Q27927	493,393	533,640
3%, 7/1/45 Pool # G08653	890,183	946,794
3.5%, 8/1/45 Pool # Q35614	561,714	604,591
3%, 11/1/45 Pool # G08675	750,757	797,316
3%, 1/1/46 Pool # G08686	933,669	991,613
3%, 10/1/46 Pool # G60722	692,089	740,884
3.5%, 11/1/47 Pool # Q52079	809,798	860,931
		14,042,701
Ginnie Mae - 0.1%
6.5%, 2/20/29 Pool # 2714	6,982	8,163
6.5%, 4/20/31 Pool # 3068	3,529	4,190
4%, 4/15/39 Pool # 698089	28,667	31,039
		43,392
Total Mortgage Backed Securities
(Cost $27,386,546)		28,728,459
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 24.8%
U.S. Treasury Bonds - 12.0%
6.625%, 2/15/27	1,500,000	2,117,988
5.375%, 2/15/31	1,250,000	1,871,973
4.500%, 5/15/38	1,500,000	2,392,441
3.750%, 8/15/41	1,250,000	1,869,092
3.000%, 5/15/45	1,000,000	1,374,141
2.250%, 8/15/46	1,000,000	1,216,875
3.000%, 5/15/47	850,000	1,187,842
3.000%, 2/15/48	750,000	1,052,871
3.375%, 11/15/48	750,000	1,129,805
2.000%, 2/15/50	150,000	176,935
		14,389,963

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Core Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - continued
U.S. Treasury Notes - 12.8%
0.125%, 10/15/24	$756,105	$773,504
2.125%, 8/15/21	500,000	512,520
2.000%, 10/31/21	1,000,000	1,026,758
2.000%, 11/15/21	1,750,000	1,799,356
2.750%, 2/15/24	1,000,000	1,092,148
2.125%, 3/31/24	1,000,000	1,070,859
2.250%, 11/15/25	1,250,000	1,375,049
1.500%, 8/15/26	2,000,000	2,126,406
2.375%, 5/15/27	1,000,000	1,129,180
2.875%, 5/15/28	1,500,000	1,772,871
2.625%, 2/15/29	1,500,000	1,761,504
1.500%, 2/15/30	770,000	833,946
		15,274,101
Total U.S. Government and Agency Obligations (Cost $24,648,219)		29,664,064

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 1.8%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (G)	1,710,099	$1,710,099
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19% (G) (H)	448,505	448,505
Total Short-Term Investments
(Cost $2,158,604)		2,158,604
TOTAL INVESTMENTS - 100.4%
(Cost $112,095,435**)		120,336,771
NET OTHER ASSETS AND LIABILITIES - (0.4%)		(437,035)
TOTAL NET ASSETS - 100.0%		$119,899,736

**	Aggregate cost for Federal tax purposes was $112,106,553.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2020.
(C)	Stepped rate security. Rate shown is as of April 30, 2020.
(D)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.8% of total net assets.
(F)	All or a portion of these securities, with an aggregate fair value of $452,921, are on loan as part of a securities lending program. See footnote (H) and Note 9 for details on the securities lending program.
(G)	7-day yield.
(H)	Represents investments of cash collateral received in connection with securities lending.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
PLC	Public Limited Company.
SOFR	Secured Overnight Financing Rate.

Madison Corporate Bond Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 97.9%
Communication Services - 9.7%
AT&T Inc., 4.25%, 3/1/27	$250,000	$275,509
AT&T Inc., 4.75%, 5/15/46	125,000	144,575
Comcast Corp., 4.15%, 10/15/28	100,000	117,061
Comcast Corp., 3.4%, 4/1/30	25,000	28,071
L3Harris Technologies Inc., 5.054%, 4/27/45	160,000	200,495
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	37,500	37,594
Verizon Communications Inc., 4.329%, 9/21/28	115,000	136,038
Verizon Communications Inc., 3.875%, 2/8/29	100,000	115,281
Verizon Communications Inc., 4.4%, 11/1/34	200,000	242,290
Walt Disney Co./The, 3.8%, 3/22/30	50,000	57,431
		1,354,345
Consumer Discretionary - 10.3%
Advance Auto Parts Inc. (A), 3.9%, 4/15/30	25,000	25,033
Booking Holdings Inc., 4.1%, 4/13/25	25,000	26,554
CCO Holdings LLC / CCO Holdings Capital Corp. (A), 5.875%, 5/1/27	100,000	104,144
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	100,000	105,346
Costco Wholesale Corp., 1.6%, 4/20/30	50,000	49,624
Discovery Communications LLC, 5%, 9/20/37	100,000	110,192
eBay Inc., 1.9%, 3/11/25	100,000	99,512
Estee Lauder Cos. Inc./The, 2.6%, 4/15/30	25,000	26,060
Expedia Group Inc., 3.25%, 2/15/30	100,000	83,467
General Motors Financial Co. Inc., 3.2%, 7/6/21	75,000	73,418
Harman International Industries Inc., 4.15%, 5/15/25	100,000	107,175
Home Depot Inc./The, 3.35%, 4/15/50	25,000	27,686
Kimberly-Clark Corp., 3.1%, 3/26/30	25,000	27,912
Lowe’s Cos. Inc., 2.5%, 4/15/26	100,000	103,882
Lowe’s Cos. Inc., 4.55%, 4/5/49	100,000	121,483
McDonald’s Corp., MTN, 2.125%, 3/1/30	150,000	149,591
McDonald’s Corp., MTN, 4.875%, 12/9/45	50,000	62,546
McDonald’s Corp., MTN, 4.2%, 4/1/50	25,000	29,774
NIKE Inc., 2.85%, 3/27/30	25,000	27,135
NIKE Inc., 3.375%, 3/27/50	25,000	28,030
QVC Inc., 4.75%, 2/15/27	25,000	22,498
Southwest Airlines Co., 5.25%, 5/4/25	25,000	24,908
		1,435,970
Consumer Staples - 2.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc., 4.9%, 2/1/46	100,000	115,379
General Mills Inc., 2.875%, 4/15/30	25,000	26,746
Keurig Dr Pepper Inc., 3.8%, 5/1/50	25,000	26,633
Mars Inc. (A), 3.875%, 4/1/39	100,000	118,580
PepsiCo Inc., 2.25%, 3/19/25	50,000	52,920
Sysco Corp., 5.95%, 4/1/30	25,000	29,545
		369,803
Energy - 14.9%
Antero Resources Corp., 5.625%, 6/1/23	25,000	14,693
Boardwalk Pipelines L.P., 4.45%, 7/15/27	100,000	86,150
BP Capital Markets America Inc., 3.119%,
5/4/26	100,000	104,705
Chevron Corp., 3.191%, 6/24/23	200,000	211,576
ConocoPhillips Co., 4.15%, 11/15/34	20,000	21,663
Devon Energy Corp., 5.6%, 7/15/41	100,000	81,290
Energy Transfer Operating L.P., 5.25%, 4/15/29	150,000	150,622
EnLink Midstream Partners L.P., 5.45%, 6/1/47	50,000	20,313
Enterprise Products Operating LLC, 4.45%, 2/15/43	100,000	101,389
Exxon Mobil Corp., 4.114%, 3/1/46	50,000	59,483
Helmerich & Payne Inc., 4.65%, 3/15/25	100,000	101,611
Kinder Morgan Inc. (A), 5%, 2/15/21	50,000	50,677
Kinder Morgan Inc., 5.55%, 6/1/45	100,000	114,773
Marathon Petroleum Corp., 4.7%, 5/1/25	25,000	25,171
Marathon Petroleum Corp., 3.8%, 4/1/28	100,000	92,331
Occidental Petroleum Corp., 3.5%, 8/15/29	50,000	34,500
Occidental Petroleum Corp., 4.4%, 8/15/49	50,000	29,938
Phillips 66, 4.65%, 11/15/34	100,000	107,548
Phillips 66 Partners L.P., 3.605%, 2/15/25	200,000	198,315
Valero Energy Corp., 6.625%, 6/15/37	300,000	358,015
Valero Energy Partners L.P., 4.5%, 3/15/28	100,000	103,765
		2,068,528
Financials - 36.5%
Banks - 18.6%
Bank of America Corp., MTN, 3.3%, 1/11/23	200,000	209,618
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	100,000	104,816
Citigroup Inc. (3M USD LIBOR + 1.192%) (B), 4.075%, 4/23/29	150,000	165,800
Discover Bank, 3.45%, 7/27/26	100,000	99,472
Goldman Sachs Group Inc./The, 3.5%, 11/16/26	250,000	265,645
Huntington Bancshares Inc., 2.55%, 2/4/30	50,000	48,215
Huntington National Bank/The, 3.55%, 10/6/23	250,000	267,511
JPMorgan Chase & Co., 3.125%, 1/23/25	200,000	211,650
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	50,000	43,500
KeyCorp, MTN, 5.1%, 3/24/21	250,000	258,463
Mitsubishi UFJ Financial Group Inc. (C), 3.195%, 7/18/29	200,000	212,070
Morgan Stanley, MTN, 3.7%, 10/23/24	100,000	107,893
Morgan Stanley, MTN, 3.875%, 1/27/26	150,000	164,942
Morgan Stanley, FRN, (SOFR + 1.990%) (B), 2.188%, 4/28/26	25,000	25,306
Morgan Stanley, FRN, (3M USD LIBOR + 1.340%) (B), 3.591%, 7/22/28	150,000	162,660
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	100,000	109,954

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Corporate Bond Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS -
continued
Financials - continued

Banks - continued
Truist Bank, 2.25%, 3/11/30	$100,000	$97,317
Wells Fargo & Co., FRN, (SOFR + 2.000%) (B), 2.188%, 4/30/26	25,000	25,161
		2,579,993
Diversified Financial Services - 6.9%
Affiliated Managers Group Inc., 4.25%, 2/15/24	200,000	215,386
American Express Co., 4.2%, 11/6/25	100,000	112,607
Capital One Financial Corp., 3.3%, 10/30/24	200,000	203,893
Cboe Global Markets Inc., 3.65%, 1/12/27	150,000	163,703
Charles Schwab Corp./The, Series G, VRN, (5Y H15 + 4.971%) (B), 5.375%, 6/1/25	25,000	25,594
Intercontinental Exchange Inc., 3.75%, 9/21/28	50,000	56,968
Nasdaq Inc., 3.85%, 6/30/26	50,000	54,732
TD Ameritrade Holding Corp., 3.3%, 4/1/27	100,000	106,856
Western Union Co./The, 2.85%, 1/10/25	25,000	24,764
		964,503
Insurance - 8.4%
Aflac Inc., 4.75%, 1/15/49	100,000	128,041
American International Group Inc., 3.875%, 1/15/35	100,000	106,769
Berkshire Hathaway Finance Corp., 4.2%, 8/15/48	200,000	251,875
Berkshire Hathaway Inc., 3.125%, 3/15/26	150,000	164,826
Liberty Mutual Group Inc. (A), 4.25%, 6/15/23	23,000	24,464
Liberty Mutual Group Inc. (A), 4.569%, 2/1/29	77,000	86,340
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	24,896
Markel Corp., 5%, 5/20/49	50,000	57,220
MetLife Inc., 3.6%, 4/10/24	100,000	109,147
Prudential Financial Inc., MTN, 3.5%, 5/15/24	200,000	218,419
		1,171,997
Machinery-Diversified - 0.4%
John Deere Capital Corp., MTN, 1.75%, 3/9/27	50,000	50,139

Real Estate - 2.2%
Boston Properties L.P., 3.65%, 2/1/26	100,000	104,689
Boston Properties L.P., 3.4%, 6/21/29	100,000	103,804
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	100,390
		308,883
		5,075,515
Health Care - 3.0%
Anthem Inc., 2.375%, 1/15/25	50,000	51,456
Cigna Corp., 4.9%, 12/15/48	100,000	128,753
CVS Health Corp., 2.625%, 8/15/24	50,000	52,056
CVS Health Corp., 5.125%, 7/20/45	100,000	124,994
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	58,729
		415,988
Industrials - 10.4%
Boeing Co./The, 5.805%, 5/1/50	25,000	25,000
Bristol-Myers Squibb Co. (A), 3.4%, 7/26/29	100,000	114,429
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	100,000	123,006
Carrier Global Corp. (A), 3.577%, 4/5/50	50,000	45,098
CRH America Inc. (A), 3.875%, 5/18/25	200,000	210,050
DAE Funding LLC (A), 5.25%, 11/15/21	50,000	45,750
FedEx Corp., 3.8%, 5/15/25	25,000	26,778
General Dynamics Corp., 1.875%, 8/15/23	100,000	102,667
General Electric Co., 3.45%, 5/1/27	25,000	25,447
Howmet Aerospace Inc., 5.125%, 10/1/24	50,000	48,082
Lockheed Martin Corp., 2.9%, 3/1/25	200,000	214,172
Otis Worldwide Corp. (A), 2.565%, 2/15/30	50,000	50,387
Textron Inc., 3.875%, 3/1/25	200,000	206,604
WRKCo Inc., 3.75%, 3/15/25	100,000	105,657
WRKCo Inc., 3.9%, 6/1/28	100,000	107,514
		1,450,641
Information Technology - 5.1%
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	100,000	103,127
Citrix Systems Inc., 4.5%, 12/1/27	35,000	38,935
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	93,674
Intel Corp., 3.734%, 12/8/47	50,000	60,110
Lam Research Corp., 1.9%, 6/15/30	25,000	24,917
Micron Technology Inc., 2.497%, 4/24/23	25,000	25,449
Microsoft Corp., 3.5%, 2/12/35	100,000	119,089
NVIDIA Corp., 2.2%, 9/16/21	100,000	101,917
NXP BV / NXP Funding LLC / NXP USA Inc. (A) (C), 3.15%, 5/1/27	25,000	25,259
Oracle Corp., 4%, 7/15/46	50,000	59,482
PayPal Holdings Inc., 2.4%, 10/1/24	50,000	51,901
		703,860
Materials - 3.2%
Dow Chemical Co./The, 4.8%, 5/15/49	50,000	57,200
Nutrien Ltd. (C), 3.375%, 3/15/25	200,000	209,500
Packaging Corp. of America, 3.65%, 9/15/24	175,000	185,349
		452,049
Utilities - 2.1%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	100,000	98,601
Duke Energy Corp., 3.75%, 9/1/46	100,000	113,382
Florida Power and Light Co., 2.85%, 4/1/25	25,000	27,089
Interstate Power & Light Co., 3.5%, 9/30/49	50,000	54,025
		293,097
Total Corporate Notes and Bonds
(Cost $12,711,737)		13,619,796
	Shares
SHORT-TERM INVESTMENTS - 2.2%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (D)	311,541	311,541
Total Short-Term Investments
(Cost $311,541)		311,541
TOTAL INVESTMENTS - 100.1% (Cost $13,023,278**)		13,931,337
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(10,771)
TOTAL NET ASSETS - 100.0%		$13,920,566

**	Aggregate cost for Federal tax purposes was $13,023,278.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2020.
(C)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 3.2% of total net assets.
(D)	7-day yield.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison High Income Fund Portfolio of Investments (unaudited)

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - 91.1%
Communication Services - 6.9%
Diamond Sports Group LLC / Diamond Sports Finance Co. (A), 5.375%, 8/15/26	$225,000	$171,000
GrubHub Holdings Inc. (A), 5.5%, 7/1/27	200,000	187,000
Hughes Satellite Systems Corp., 5.25%, 8/1/26	200,000	211,000
Nexstar Broadcasting Inc. (A), 5.625%, 8/1/24	225,000	219,937
Sprint Communications Inc., 6%, 11/15/22	100,000	105,761
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC (A), 3.36%, 3/20/23	93,750	93,984
Telesat Canada / Telesat LLC (A) (B), 6.5%, 10/15/27	125,000	117,588
		1,106,270
Consumer Discretionary - 22.1%
ACCO Brands Corp. (A), 5.25%, 12/15/24	250,000	248,125
Avon International Operations Inc. (A), 7.875%, 8/15/22	250,000	243,437
Central Garden & Pet Co., 6.125%, 11/15/23	250,000	252,500
Diamond Resorts International Inc. (A), 7.75%, 9/1/23	250,000	201,385
DISH DBS Corp., 6.75%, 6/1/21	275,000	273,900
Ford Motor Co., 9%, 4/22/25	500,000	486,875
IRB Holding Corp. (A), 6.75%, 2/15/26	250,000	207,500
Outfront Media Capital LLC / Outfront Media Capital Corp. (C), 5.625%, 2/15/24	500,000	496,250
Penske Automotive Group Inc., 5.75%, 10/1/22	275,000	262,625
Scientific Games International Inc. (A), 5%, 10/15/25	275,000	240,158
Scotts Miracle-Gro Co./The, 5.25%, 12/15/26	75,000	76,088
Sirius XM Radio Inc. (A), 4.625%, 5/15/23	250,000	251,562
Univision Communications Inc. (A), 5.125%, 5/15/23	325,000	308,750
		3,549,155
Consumer Staples - 5.8%
Kraft Heinz Foods Co., 3%, 6/1/26	225,000	223,630
Pilgrim’s Pride Corp. (A), 5.75%, 3/15/25	350,000	353,545
Simmons Foods Inc. (A), 5.75%, 11/1/24	375,000	348,750
		925,925
Energy - 13.7%
American Midstream Partners L.P. / American Midstream Finance Corp. (A), 9.5%, 12/15/21	375,000	345,000
Berry Petroleum Co. LLC (A), 7%, 2/15/26	150,000	69,750
Buckeye Partners L.P. (A), 4.125%, 3/1/25	125,000	115,625
Callon Petroleum Co., 6.25%, 4/15/23	375,000	77,812
EnerSys (A), 4.375%, 12/15/27	125,000	120,625
Indigo Natural Resources LLC (A), 6.875%, 2/15/26	275,000	255,750
Jonah Energy LLC / Jonah Energy Finance Corp. (A), 7.25%, 10/15/25	125,000	2,188
Murphy Oil USA Inc., 5.625%, 5/1/27	400,000	411,820
Occidental Petroleum Corp., 2.7%, 2/15/23	200,000	171,800
QEP Resources Inc., 5.375%, 10/1/22	300,000	103,500
Southern Star Central Corp. (A), 5.125%, 7/15/22	300,000	286,020
Sunoco L.P. / Sunoco Finance Corp., 4.875%, 1/15/23	250,000	242,500
		2,202,390
Financials - 6.8%
Credit Acceptance Corp. (A), 5.125%, 12/31/24	125,000	109,688
Equinix Inc., 5.875%, 1/15/26	250,000	259,650
Jefferies Finance LLC / JFIN Co-Issuer Corp. (A), 7.25%, 8/15/24	250,000	218,750
MPT Operating Partnership L.P. / MPT Finance Corp., 5%, 10/15/27	250,000	255,000
Quicken Loans Inc. (A), 5.75%, 5/1/25	250,000	245,000
		1,088,088
Health Care - 4.6%
Acadia Healthcare Co. Inc., 5.125%, 7/1/22	250,000	240,000
HCA Inc., 5.875%, 2/15/26	250,000	279,450
MEDNAX Inc. (A), 5.25%, 12/1/23	225,000	212,625
		732,075
Industrials - 15.6%
Avis Budget Car Rental LLC / Avis Budget
Finance Inc. (A), 5.25%, 3/15/25	250,000	147,500
Covanta Holding Corp., 5.875%, 3/1/24	225,000	221,063
DAE Funding LLC (A), 5%, 8/1/24	250,000	221,250
DAE Funding LLC (A), 5.25%, 11/15/21	200,000	183,000
Gartner Inc. (A), 5.125%, 4/1/25	225,000	232,031
Mueller Industries Inc., 6%, 3/1/27	250,000	230,000
Nielsen Finance LLC / Nielsen Finance Co. (A), 5%, 4/15/22	250,000	246,277
Spirit AeroSystems Inc. (A), 7.5%, 4/15/25	250,000	246,250
Tennant Co., 5.625%, 5/1/25	275,000	275,344
TransDigm Inc. (A), 6.25%, 3/15/26	275,000	269,156
Waste Pro USA Inc. (A), 5.5%, 2/15/26	225,000	222,750
		2,494,621
Information Technology - 5.2%
Alliance Data Systems Corp. (A) (C), 4.75%, 12/15/24	500,000	370,000
Donnelley Financial Solutions Inc., 8.25%, 10/15/24	275,000	255,750
Solera LLC / Solera Finance Inc. (A), 10.5%, 3/1/24	200,000	199,000
		824,750
Materials - 3.6%
Arconic Corp. (A), 6%, 5/15/25	100,000	101,125
Berry Global Inc., 5.125%, 7/15/23	275,000	276,719
Cornerstone Chemical Co. (A), 6.75%, 8/15/24	250,000	202,500
		580,344
Real Estate - 1.8%
Iron Mountain Inc., 5.75%, 8/15/24	300,000	294,750

Utilities - 5.0%
AES Corp./The, 5.5%, 4/15/25	250,000	256,250
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.5%, 5/20/25	250,000	253,880
Calpine Corp., 5.5%, 2/1/24	300,000	297,375
		807,505
Total Corporate Notes and Bonds
(Cost $16,012,054)		14,605,873
	Shares
EXCHANGE TRADED FUNDS - 2.7%
iShares iBoxx High Yield Corporate Bond ETF	5,400	434,322
Total Exchange Traded Funds
(Cost $465,512)		434,322
SHORT-TERM INVESTMENTS - 2.8%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (D)	444,471	444,471
Total Short-Term Investments
(Cost $444,471)		444,471
TOTAL INVESTMENTS - 96.6% (Cost $16,922,037**)		15,484,666
NET OTHER ASSETS AND LIABILITIES - 3.4%		545,832
TOTAL NET ASSETS - 100.0%		$16,030,498

**	Aggregate cost for Federal tax purposes was $16,922,037.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.7% of total net assets.
(C)	Restricted. The aggregate cost of such securities is $1,000,000. The aggregate value is $866,250, representing 5.4% of net assets.
(D)	7-day yield.
ETF	Exchange Traded Fund.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 64.5%
Communication Services - 5.5%
Comcast Corp., Class A	101,000	$3,800,630
Verizon Communications Inc.	79,000	4,538,550
		8,339,180
Consumer Discretionary - 6.0%
Home Depot Inc./The	18,500	4,066,855
McDonald’s Corp.	17,000	3,188,520
TJX Cos. Inc./The	39,500	1,937,475
		9,192,850
Consumer Staples - 6.9%
Coca-Cola Co./The	21,500	986,635
Hershey Co./The	9,000	1,191,870
Nestle S.A., ADR	22,000	2,312,200
PepsiCo Inc.	25,500	3,373,395
Procter & Gamble Co./The	22,000	2,593,140
		10,457,240
Financials - 9.1%
BlackRock Inc.	6,700	3,363,668
Chubb Ltd.	16,000	1,728,160
JPMorgan Chase & Co.	34,000	3,255,840
Northern Trust Corp.	23,500	1,860,260
Travelers Cos. Inc./The	21,000	2,125,410
US Bancorp	39,500	1,441,750
		13,775,088
Health Care - 14.2%
Amgen Inc.	9,200	2,200,824
Bristol-Myers Squibb Co.	61,500	3,739,815
Gilead Sciences Inc.	12,000	1,008,000
Johnson & Johnson	30,200	4,531,208
Medtronic PLC	31,500	3,075,345
Merck & Co. Inc.	35,000	2,776,900
Novartis AG, ADR	26,000	2,202,980
Pfizer Inc.	54,000	2,071,440
		21,606,512
Industrials - 7.2%
Caterpillar Inc.	28,000	3,258,640
Emerson Electric Co.	29,500	1,682,385
Fastenal Co.	90,000	3,259,800
General Dynamics Corp.	7,500	979,650
Union Pacific Corp.	11,500	1,837,585
		11,018,060
Information Technology - 9.9%
Accenture PLC, Class A	8,500	1,574,115
Analog Devices Inc.	23,500	2,575,600
Automatic Data Processing Inc.	9,000	1,320,210
Cisco Systems Inc.	79,000	3,348,020
Paychex Inc.	19,000	1,301,880
TE Connectivity Ltd.	29,000	2,130,340
Texas Instruments Inc.	24,000	2,785,680
		15,035,845
Materials - 2.0%
Linde PLC	16,500	3,035,835

Utilities - 3.7%
Dominion Energy Inc.	36,500	2,815,245
NextEra Energy Inc.	12,000	2,773,440
		5,588,685
Total Common Stocks
(Cost $78,674,479)		98,049,295

	Par Value	Value (Note 2)
ASSET BACKED SECURITIES - 1.7%
BMW Floorplan Master Owner Trust, Series 2018-1, Class A2, (1M USD LIBOR + 0.320%) (A) (B), 1.134%, 5/15/23	$175,000	$172,376
Chesapeake Funding II LLC, Series 2018-3A, Class B (A), 3.62%, 1/15/31	100,000	102,305
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (A), 2.12%, 11/15/29	149,094	147,632
Chesapeake Funding II LLC, Series 2018-1A, Class A1 (A), 3.04%, 4/15/30	261,353	260,709
Chesapeake Funding II LLC, Series 2018-2A, Class A1 (A), 3.23%, 8/15/30	92,455	93,151
CNH Equipment Trust, Series 2019-A, Class A4, 3.22%, 1/15/26	130,000	136,181
Dell Equipment Finance Trust, Series 2019-2, Class A3 (A), 1.91%, 10/22/24	250,000	247,127
Enterprise Fleet Financing LLC, Series 2019-3, Class A2 (A), 2.06%, 5/20/25	300,000	301,172
Evergreen Credit Card Trust, Series 2019-1, Class B (A), 3.59%, 1/15/23	100,000	100,850
GreatAmerica Leasing Receivables Funding LLC, Series 2020-1, Class A2 (A), 1.76%, 6/15/22	100,000	99,742
Synchrony Credit Card Master Note Trust, Series 2017-1, Class B, 2.19%, 6/15/23	450,000	448,762
Verizon Owner Trust, Series 2018-A, Class A1A, 3.23%, 4/20/23	250,000	255,005
Verizon Owner Trust, Series 2020-A, Class B, 1.98%, 7/22/24	100,000	99,724
Wheels SPV LLC, Series 2019-1A, Class A2 (A), 2.3%, 5/22/28	98,852	98,703
Total Asset Backed Securities
(Cost $2,552,157)		2,563,439
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
Fannie Mae REMICS, Series 2011-31, Class DB, 3.5%, 4/25/31	165,660	178,468
Fannie Mae REMICS, Series 2011-36, Class QB, 4%, 5/25/31	212,277	233,176
Fannie Mae REMICS, Series 2005-79, Class LT, 5.5%, 9/25/35	64,765	75,982
Fannie Mae REMICS, Series 2011-101, Class NC, 2.5%, 4/25/40	83,069	83,845
Fannie Mae REMICS, Series 2016-21, Class BA, 3%, 3/25/42	185,042	191,241
Freddie Mac REMICS, Series 3187, Class Z, 5%, 7/15/36	179,860	204,172
JPMorgan Mortgage Trust, Series 2019-3, Class A4 (A) (B) (C), 4%, 9/25/49	86,527	87,027
JPMorgan Mortgage Trust, Series 2019-5, Class A4 (A) (B) (C), 4%, 11/25/49	94,175	95,233
JPMorgan Mortgage Trust, Series 2019-7, Class A3 (A) (B) (C), 3.5%, 2/25/50	177,725	179,776
OBX Trust, Series 2019-INV1, Class A8 (A) (B) (C), 4%, 11/25/48	87,683	88,323
Onslow Bay Mortgage Loan Trust, Series 2015-1, Class 2A4 (A) (B) (C), 3%, 11/25/45	214,361	215,787
PSMC Trust, Series 2019-2, Class A1 (A) (B) (C), 3.5%, 10/25/49	85,488	87,199
Sequoia Mortgage Trust, Series 2013-7, Class A2 (B) (C), 3%, 6/25/43	187,027	189,582
Total Collateralized Mortgage
Obligations (Cost $1,888,119)		1,909,811
COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Fannie Mae-Aces, Series 2013-M12, Class APT (B) (C), 2.489%, 3/25/23	280,798	289,971
Fannie Mae-Aces, Series 2017-M15, Class A1, VRN (B) (C), 3.058%, 9/25/27	392,610	425,298
Fannie Mae-Aces, Series 2017-M15, Class ATS2 (B) (C), 3.196%, 11/25/27	250,000	273,714
FHLMC Multifamily Structured Pass Through Certificates, Series KJ17, Class A2, 2.982%, 11/25/25	250,000	272,564
FHLMC Multifamily Structured Pass Through Certificates, Series K066, Class A2, 3.117%, 6/25/27	600,000	669,378
FREMF Mortgage Trust, Series 2011-K12, Class B (A) (B) (C), 4.487%, 1/25/46	250,000	251,974
FREMF Mortgage Trust, Series 2015-K721, Class B (A) (B) (C), 3.681%, 11/25/47	200,000	202,212
Total Commercial Mortgage-Backed
Securities (Cost $2,232,746)		2,385,111
CORPORATE NOTES AND BONDS - 11.3%
Communication Services - 0.8%
AT&T Inc., 4.75%, 5/15/46	200,000	231,319
Comcast Corp., 4.15%, 10/15/28	275,000	321,918
Comcast Corp., 3.4%, 4/1/30	50,000	56,142
Verizon Communications Inc., 4.329%, 9/21/28	331,000	391,554
Verizon Communications Inc., 3.875%, 2/8/29	100,000	115,281
Walt Disney Co./The, 3.8%, 3/22/30	50,000	57,431
		1,173,645
Consumer Discretionary - 1.7%
Advance Auto Parts Inc. (A), 3.9%, 4/15/30	75,000	75,098
Booking Holdings Inc., 4.1%, 4/13/25	75,000	79,662
Charter Communications Operating LLC / Charter Communications Operating Capital Corp., 4.464%, 7/23/22	200,000	210,692
Costco Wholesale Corp., 1.6%, 4/20/30	250,000	248,121
Discovery Communications LLC, 5%, 9/20/37	250,000	275,481
DISH DBS Corp., 6.75%, 6/1/21	100,000	99,600
eBay Inc., 1.9%, 3/11/25	50,000	49,756
ERAC USA Finance LLC (A), 6.7%, 6/1/34	45,000	58,408
Expedia Group Inc., 3.25%, 2/15/30	200,000	166,934
Home Depot Inc./The, 3.35%, 4/15/50	100,000	110,745
Kimberly-Clark Corp., 3.1%, 3/26/30	100,000	111,648
Lennar Corp., 4.75%, 4/1/21	150,000	150,840
Lowe’s Cos. Inc., 4.55%, 4/5/49	150,000	182,224
McDonald’s Corp., MTN, 2.125%, 3/1/30	50,000	49,864
McDonald’s Corp., MTN, 4.875%, 12/9/45	300,000	375,276
NIKE Inc., 3.375%, 3/27/50	150,000	168,179
Southwest Airlines Co., 5.25%, 5/4/25	50,000	49,816
Walgreens Boots Alliance Inc., 4.5%, 11/18/34	155,000	170,698
		2,633,042
Consumer Staples - 0.4%
Keurig Dr Pepper Inc., 3.8%, 5/1/50	75,000	79,899
Mars Inc. (A), 3.95%, 4/1/49	200,000	245,786
PepsiCo Inc., 2.25%, 3/19/25	150,000	158,761
Sysco Corp., 5.95%, 4/1/30	100,000	118,181
		602,627

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
CORPORATE NOTES AND BONDS - continued
Energy - 2.0%
Antero Resources Corp., 5.625%, 6/1/23	$75,000	$44,077
BP Capital Markets America Inc., 3.119%, 5/4/26	200,000	209,411
ConocoPhillips Co., 4.15%, 11/15/34	129,000	139,728
Energy Transfer Operating L.P., 5.25%, 4/15/29	75,000	75,311
Enterprise Products Operating LLC, 5.2%, 9/1/20	300,000	302,982
Enterprise Products Operating LLC, 3.75%, 2/15/25	300,000	319,220
Exxon Mobil Corp., 4.114%, 3/1/46	225,000	267,675
Kinder Morgan Inc., 5.55%, 6/1/45	200,000	229,546
Marathon Petroleum Corp., 4.7%, 5/1/25	100,000	100,684
MPLX L.P., 4.8%, 2/15/29	150,000	150,802
Occidental Petroleum Corp. (D), 3.5%, 8/15/29	100,000	69,000
Phillips 66, 4.65%, 11/15/34	250,000	268,869
Schlumberger Holdings Corp. (A), 4%, 12/21/25	20,000	20,192
Schlumberger Holdings Corp. (A), 3.9%, 5/17/28	292,000	280,828
Valero Energy Corp., 6.625%, 6/15/37	250,000	298,346
Valero Energy Partners L.P., 4.5%, 3/15/28	300,000	311,295
		3,087,966
Financials - 3.4%
American Express Co., 2.5%, 8/1/22	150,000	153,201
Bank of America Corp., MTN, (3M USD LIBOR + 0.930%) (B), 2.816%, 7/21/23	250,000	256,811
Bank of America Corp., MTN, (3M USD LIBOR + 1.090%) (B), 3.093%, 10/1/25	400,000	419,264
Bank of Montreal, MTN (E), 3.3%, 2/5/24	110,000	116,146
Capital One Financial Corp., 3.3%, 10/30/24	200,000	203,893
Cboe Global Markets Inc., 3.65%, 1/12/27	130,000	141,876
Charles Schwab Corp./The, Series G, VRN, (5Y H15 + 4.971%) (B), 5.375%, 6/1/25	50,000	51,188
Fifth Third Bancorp, 2.55%, 5/5/27	250,000	249,507
Goldman Sachs Group Inc./The, (3M USD LIBOR + 1.201%) (B), 3.272%, 9/29/25	350,000	365,916
Healthpeak Properties Inc., 3.25%, 7/15/26	100,000	100,390
Huntington Bancshares Inc., 2.55%, 2/4/30	100,000	96,430
JPMorgan Chase & Co., 2.972%, 1/15/23	300,000	308,612
JPMorgan Chase & Co., Series II, FRN, (SOFR + 2.745%) (B), 4%, 4/1/25	250,000	217,500
JPMorgan Chase & Co., 2.95%, 10/1/26	225,000	235,959
Liberty Mutual Group Inc. (A), 3.95%, 5/15/60	25,000	24,896
Mitsubishi UFJ Financial Group Inc. (E), 3.195%, 7/18/29	200,000	212,070
Morgan Stanley, MTN, 3.875%, 1/27/26	100,000	109,962
Morgan Stanley, 4.3%, 1/27/45	250,000	301,451
PNC Financial Services Group Inc./The, 3.45%, 4/23/29	300,000	329,863
Regions Financial Corp., 3.2%, 2/8/21	250,000	251,062
Regions Financial Corp., 2.75%, 8/14/22	250,000	254,230
Synchrony Financial, 3.7%, 8/4/26	150,000	138,245
Truist Bank, 2.25%, 3/11/30	50,000	48,658
Truist Financial Corp., MTN, 2.85%, 10/26/24	200,000	210,752
Wells Fargo & Co., FRN, (SOFR + 2.000%) (B), 2.188%, 4/30/26	125,000	125,806
Zions Bancorp NA, 3.5%, 8/27/21	250,000	251,117
		5,174,805
Health Care - 0.9%
AbbVie Inc., 3.75%, 11/14/23	150,000	161,426
Anthem Inc., 2.375%, 1/15/25	50,000	51,456
Cigna Corp., 4.375%, 10/15/28	50,000	57,244
CVS Health Corp., 5.125%, 7/20/45	250,000	312,486
Humana Inc., 2.5%, 12/15/20	300,000	301,457
UnitedHealth Group Inc., 3.7%, 8/15/49	50,000	58,728
Zoetis Inc., 3%, 9/12/27	350,000	379,132
		1,321,929
Industrials - 0.6%
Boeing Co./The, 5.805%, 5/1/50	50,000	50,000
DAE Funding LLC (A), 5.25%, 11/15/21	100,000	91,500
FedEx Corp., 3.8%, 5/15/25	100,000	107,113
General Electric Co., 3.45%, 5/1/27	100,000	101,789
Masco Corp., 4.375%, 4/1/26	25,000	26,033
Otis Worldwide Corp. (A), 2.565%, 2/15/30	125,000	125,968
TransDigm Inc. (A), 6.25%, 3/15/26	75,000	73,406
WRKCo Inc., 3.9%, 6/1/28	250,000	268,785
		844,594
Information Technology - 1.0%
Broadridge Financial Solutions Inc., 3.95%, 9/1/20	300,000	301,413
Broadridge Financial Solutions Inc., 2.9%, 12/1/29	150,000	154,690
Citrix Systems Inc., 4.5%, 12/1/27	55,000	61,183
Dell International LLC / EMC Corp. (A), 8.35%, 7/15/46	75,000	93,674
Intel Corp., 3.734%, 12/8/47	272,000	326,997
Lam Research Corp., 1.9%, 6/15/30	50,000	49,835
Micron Technology Inc., 2.497%, 4/24/23	100,000	101,795
Oracle Corp., 4%, 7/15/46	200,000	237,927
PayPal Holdings Inc., 2.4%, 10/1/24	200,000	207,603
		1,535,117
Materials - 0.1%
DuPont de Nemours Inc., 4.725%, 11/15/28	180,000	204,446

Real Estate - 0.1%
Store Capital Corp., 4.5%, 3/15/28	100,000	97,398

Utilities - 0.3%
Dominion Energy Gas Holdings LLC, Series B, 3%, 11/15/29	150,000	147,901
Florida Power and Light Co., 2.85%, 4/1/25	100,000	108,357
Interstate Power & Light Co., 3.5%, 9/30/49	100,000	108,050
PacifiCorp., 4.15%, 2/15/50	100,000	127,147
		491,455
Total Corporate Notes and Bonds
(Cost $16,095,899)		17,167,024
LONG TERM MUNICIPAL BONDS - 0.7%
Metropolitan Transportation Authority Revenue, 6.548%, 11/15/31	325,000	372,677
New York City Transitional Finance Authority Future Tax Secured Revenue, 6.267%, 8/1/39	500,000	500,030
University of Massachusetts Building Authority Revenue, 6.573%, 5/1/39	35,000	35,117
Washington County Hillsboro School District #1J, General Obligation, 4.355%, 6/30/34	200,000	219,552
Total Long Term Municipal Bonds
(Cost $1,149,536)		1,127,376
MORTGAGE BACKED SECURITIES - 7.1%
Fannie Mae - 4.1%
3%, 9/1/30 Pool # 890696	142,479	151,328
3%, 12/1/30 Pool # AL8924	232,391	246,580
7%, 11/1/31 Pool # 607515	5,882	6,823
3.5%, 12/1/31 Pool # MA0919	382,018	403,581
7%, 5/1/32 Pool # 644591	792	825
3.5%, 8/1/32 Pool # MA3098	141,643	149,512
3.5%, 9/1/32 Pool # MA3126	117,267	124,075
5.5%, 10/1/33 Pool # 254904	36,430	41,632
7%, 7/1/34 Pool # 792636	4,483	4,678
4%, 2/1/35 Pool # MA2177	245,795	265,685
5%, 8/1/35 Pool # 829670	33,539	38,217
5%, 9/1/35 Pool # 835699	36,307	40,763
5%, 9/1/35 Pool # 820347	48,037	54,827
3%, 12/1/35 Pool # AS6267	226,150	240,044
5%, 12/1/35 Pool # 850561	12,315	14,057
4%, 6/1/36 Pool # AL8618	185,592	200,722
5.5%, 9/1/36 Pool # 831820	56,785	65,238
5.5%, 10/1/36 Pool # 901723	18,719	20,939
5.5%, 12/1/36 Pool # 903059	39,995	44,656
3%, 11/1/39 Pool # MA3831	237,294	250,956
4.5%, 7/1/41 Pool # AB3274	131,580	146,193
5.5%, 7/1/41 Pool # AL6588	115,354	131,838
3.5%, 6/1/42 Pool # AO4134	213,270	230,785
4%, 6/1/42 Pool # MA1087	150,829	165,032
3.5%, 8/1/42 Pool # AO8100	128,650	138,851
3.5%, 8/1/42 Pool # AP2133	163,527	176,449
4%, 10/1/42 Pool # AP7363	279,581	305,912
3%, 2/1/43 Pool # AB8563	157,498	168,301
3%, 2/1/43 Pool # AB8486	261,692	279,643
3%, 2/1/43 Pool # AL3072	236,549	254,449
3%, 3/1/43 Pool # AB8818	242,858	259,484
3.5%, 3/1/43 Pool # AT0310	117,886	127,243
4%, 1/1/45 Pool # AS4257	85,047	92,695
4%, 1/1/45 Pool # MA2145	255,250	278,230
4.5%, 2/1/45 Pool # MA2193	177,594	194,666
3.5%, 12/1/45 Pool # AS6309	108,249	116,238
3%, 1/1/47 Pool # BE0108	189,220	203,195
3.5%, 12/1/47 Pool # MA3210	448,026	475,881
4%, 7/1/48 Pool # MA3415	153,023	162,839
		6,273,062
Freddie Mac - 3.0%
4.5%, 2/1/25 Pool # J11722	18,489	19,787
4.5%, 5/1/25 Pool # J12247	16,250	17,349
8%, 6/1/30 Pool # C01005	899	1,080
6.5%, 1/1/32 Pool # C62333	30,029	34,385
2.5%, 2/1/32 Pool # ZS8641	326,817	342,116
2.5%, 10/1/34 Pool # SB8010	502,543	525,749
4.5%, 8/1/39 Pool # G08361	203,633	226,134
3.5%, 11/1/40 Pool # G06168	223,179	240,659
4.5%, 9/1/41 Pool # Q03516	117,540	130,493
4%, 10/1/41 Pool # Q04092	159,662	175,188
3%, 8/1/42 Pool # G08502	212,310	226,724
3%, 9/1/42 Pool # C04233	101,551	108,536
3%, 4/1/43 Pool # V80025	250,829	268,104
3%, 4/1/43 Pool # V80026	246,511	263,460
3.5%, 8/1/44 Pool # Q27927	382,379	413,571
3%, 7/1/45 Pool # G08653	296,728	315,598
3.5%, 8/1/45 Pool # Q35614	280,857	302,295
3%, 10/1/46 Pool # G60722	224,929	240,787
4%, 3/1/47 Pool # Q46801	239,229	257,610
3.5%, 12/1/47 Pool # Q52955	403,418	428,891
		4,538,516

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Diversified Income Fund Portfolio of Investments (unaudited) - continued

	Par Value	Value (Note 2)
MORTGAGE BACKED SECURITIES - continued
Ginnie Mae - 0.0%
6.5%, 2/20/29 Pool # 2714	$9,775	$11,428
6.5%, 4/20/31 Pool # 3068	5,881	6,983
		18,411
Total Mortgage Backed Securities
(Cost $10,377,813)		10,829,989
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.0%
U.S. Treasury Bonds - 3.4%
6.625%, 2/15/27	700,000	988,395
3.750%, 8/15/41	550,000	822,400
3.000%, 5/15/42	550,000	743,918
2.500%, 2/15/45	500,000	631,094
2.500%, 5/15/46	400,000	508,641
2.250%, 8/15/46	300,000	365,063
3.000%, 5/15/47	250,000	349,365
3.000%, 2/15/48	250,000	350,957
3.375%, 11/15/48	200,000	301,281
2.000%, 2/15/50	60,000	70,774
		5,131,888
U.S. Treasury Notes - 5.6%
0.125%, 10/15/24	504,070	515,669
2.000%, 11/15/21	1,000,000	1,028,203
2.500%, 8/15/23	750,000	804,844
2.125%, 3/31/24	1,280,000	1,370,700
2.000%, 8/15/25	250,000	270,947
2.250%, 11/15/25	875,000	962,534
1.500%, 8/15/26	1,500,000	1,594,805
2.875%, 5/15/28	1,000,000	1,181,914
2.625%, 2/15/29	500,000	587,168
1.500%, 2/15/30	165,000	178,703
		8,495,487
Total U.S. Government and Agency
Obligations (Cost $11,667,914)		13,627,375

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (F)	3,901,088	3,901,088
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19% (F) (G)	67,375	67,375
Total Short-Term Investments
(Cost $3,968,463)		3,968,463
TOTAL INVESTMENTS - 99.7% (Cost $128,607,126**)		151,627,883
NET OTHER ASSETS AND LIABILITIES - 0.3%		389,987
TOTAL NET ASSETS - 100.0%		$152,017,870

**	Aggregate cost for Federal tax purposes was $128,787,353.
(A)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.”
(B)	Floating rate or variable rate note. Rate shown is as of April 30, 2020.
(C)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
(D)	All or a portion of these securities, with an aggregate fair value of $68,335, are on loan as part of a securities lending program. See footnote (G) and Note 9 for details on the securities lending program.
(E)	Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 0.2% of total net assets.
(F)	7-day yield.
(G)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp or Freddie Mac.
FREMF	Freddie Mac Multifamily.
LIBOR	London Interbank Offered Rate.
LLC	Limited Liability Company.
MTN	Medium Term Note.
PLC	Public Limited Company.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Covered Call & Equity Income Fund Portfolio of Investments

	Shares	Value (Note 2)
COMMON STOCKS - 86.9%
Communication Services - 6.9%
Alphabet Inc., Class C * (A)	1,400	$1,888,124
CenturyLink Inc.	189,000	2,007,180
Discovery Inc., Class C *	91,000	1,857,310
		5,752,614
Consumer Discretionary - 9.4%
General Motors Co. (A)	90,100	2,008,329
Lowe’s Cos. Inc. (A)	32,500	3,404,375
Nordstrom Inc. (A)	52,300	982,194
Whirlpool Corp. (A)	13,300	1,486,142
		7,881,040
Consumer Staples - 7.8%
Archer-Daniels-Midland Co. (A)	43,000	1,597,020
JM Smucker Co./The (A)	20,000	2,298,200
PepsiCo Inc. (A)	20,100	2,659,029
		6,554,249
Energy - 10.0%
Apache Corp. (A)	52,600	688,008
Baker Hughes Co.	96,300	1,343,385
Canadian Natural Resources Ltd.	63,000	1,055,880
EOG Resources Inc. (A)	29,500	1,401,545
Range Resources Corp. (B)	602,200	3,510,826
Transocean Ltd. * (B)	295,000	377,600
		8,377,244
Financials - 10.7%
Bank of America Corp. (A)	105,000	2,525,250
Berkshire Hathaway Inc., Class B * (A)	16,000	2,997,760
JPMorgan Chase & Co. (A)	20,000	1,915,200
Regions Financial Corp. (A)	143,000	1,537,250
		8,975,460
Health Care - 14.9%
Becton, Dickinson and Co. (A)	15,000	3,787,950
CVS Health Corp. (A)	48,200	2,966,710
Gilead Sciences Inc. (A)	32,500	2,730,000
Zimmer Biomet Holdings Inc. (A)	24,800	2,968,560
		12,453,220
Industrials - 4.0%
FedEx Corp. (A)	8,000	1,014,160
General Dynamics Corp. (A)	18,100	2,364,222
		3,378,382
Information Technology - 9.5%
Accenture PLC, Class A (A)	16,100	2,981,559
Texas Instruments Inc. (A)	21,000	2,437,470
Xilinx Inc. (A)	29,000	2,534,600
		7,953,629
Materials - 10.6%
Alcoa Corp. *	141,700	1,154,855
Barrick Gold Corp. (A)	116,000	2,983,520
Freeport-McMoRan Inc.	335,900	2,965,997
Steel Dynamics Inc. (A)	75,000	1,820,250
		8,924,622
Utilities - 3.1%
AES Corp. (A)	195,000	2,583,750
Total Common Stocks
(Cost $108,949,470)		72,834,210
EXCHANGE TRADED FUNDS - 6.1%
Invesco DB Gold Fund	45,000	2,237,850
VanEck Vectors Gold Miners ETF (A)	88,600	2,858,236
Total Exchange Traded Funds
(Cost $4,131,089)		5,096,086
SHORT-TERM INVESTMENTS - 10.3%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (C)	7,566,774	7,566,774
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19% (C) (D)	1,078,822	1,078,822
Total Short-Term Investments
(Cost $8,645,596)		8,645,596
TOTAL PUT OPTIONS PURCHASED - 4.3%
(Cost $3,181,322)		3,606,150
TOTAL INVESTMENTS - 107.6% (Cost
$124,907,477**)		90,182,042
TOTAL CALL & PUT OPTIONS WRITTEN - (6.1%)		(5,084,728)
NET OTHER ASSETS AND LIABILITIES - (1.5%)		(1,264,650)
TOTAL NET ASSETS - 100.0%		$83,832,664

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $126,610,706.
(A)	All or a portion of these securities’ positions, with a value of $61,419,413, represent covers (directly or through conversion rights) for outstanding options written.
(B)	All or a portion of these securities, with an aggregate fair value of $968,593, are on loan as part of a securities lending program. See footnote (D) and Note 9 for details on the securities lending program.
(C)	7-day yield.
(D)	Represents investments of cash collateral received in connection with securities lending.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

Purchased Option Contracts Outstanding at April 30, 2020

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Put Option Purchased
S&P 500 Index	$2,800.00	07/17/2020	290	$81,200,000	$3,606,150	$3,181,322	$424,828
Total Put Options Purchased					$3,606,150	$3,181,322	$424,828

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Covered Call & Equity Income Fund Portfolio of Investments (unaudited) - continued

Written Option Contracts Outstanding at April 30, 2020

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Accenture PLC	$175.00	05/15/2020	(100)	$(1,750,000)	$(129,000)	$(46,895)	$(82,105)
Accenture PLC	190.00	06/19/2020	(61)	(1,159,000)	(43,920)	(29,826)	(14,094)
AES Corp.	19.00	08/21/2020	(89)	(169,100)	(1,112)	(7,472)	6,360
Alphabet Inc., Class C	1,250.00	05/15/2020	(14)	(1,750,000)	(145,950)	(41,500)	(104,450)
Apache Corp.	15.00	07/17/2020	(265)	(397,500)	(59,758)	(30,199)	(29,558)
Archer-Daniels-Midland Co.	40.00	06/19/2020	(128)	(512,000)	(7,680)	(14,943)	7,263
Archer-Daniels-Midland Co.	37.00	05/15/2020	(153)	(566,100)	(18,360)	(19,764)	1,404
Bank of America Corp.	25.00	05/15/2020	(1,050)	(2,625,000)	(54,075)	(125,137)	71,062
Barrick Gold Corp.	23.00	05/15/2020	(580)	(1,334,000)	(174,870)	(47,409)	(127,461)
Barrick Gold Corp.	27.00	06/19/2020	(580)	(1,566,000)	(80,040)	(66,769)	(13,271)
Becton, Dickinson and Co.,	270.00	06/19/2020	(150)	(4,050,000)	(71,250)	(80,842)	9,592
Berkshire Hathaway Inc., Class B	200.00	06/19/2020	(160)	(3,200,000)	(36,800)	(70,603)	33,803
CVS Health Corp.	67.50	06/19/2020	(482)	(3,253,500)	(52,056)	(68,510)	16,454
EOG Resources Inc.	55.00	06/19/2020	(150)	(825,000)	(30,750)	(26,187)	(4,563)
FedEx Corp.	140.00	05/15/2020	(80)	(1,120,000)	(4,600)	(31,916)	27,316
General Dynamics Corp.	140.00	05/15/2020	(181)	(2,534,000)	(8,597)	(45,512)	36,914
General Motors Co.	25.00	05/15/2020	(451)	(1,127,500)	(21,873)	(83,213)	61,339
General Motors Co.	27.00	06/19/2020	(296)	(799,200)	(13,024)	(32,844)	19,820
Gilead Sciences Inc.	80.00	05/15/2020	(325)	(2,600,000)	(190,938)	(117,134)	(73,803)
JM Smucker Co./The	130.00	07/17/2020	(200)	(2,600,000)	(58,500)	(57,245)	(1,255)
JPMorgan Chase & Co.	100.00	05/15/2020	(200)	(2,000,000)	(35,400)	(37,931)	2,531
Lowe’s Cos. Inc.	110.00	06/19/2020	(325)	(3,575,000)	(140,563)	(81,306)	(59,256)
Nordstrom Inc.	25.00	07/17/2020	(523)	(1,307,500)	(53,084)	(139,410)	86,325
PepsiCo Inc.	130.00	05/15/2020	(140)	(1,820,000)	(59,850)	(36,721)	(23,129)
PepsiCo Inc.	145.00	06/19/2020	(61)	(884,500)	(4,178)	(17,626)	13,448
Regions Financial Corp.	12.00	08/21/2020	(715)	(858,000)	(47,905)	(29,149)	(18,756)
Steel Dynamics Inc.	24.00	05/15/2020	(500)	(1,200,000)	(58,750)	(34,255)	(24,495)
Steel Dynamics Inc.	25.00	05/15/2020	(195)	(487,500)	(13,162)	(25,147)	11,984
Texas Instruments Inc.	110.00	05/15/2020	(210)	(2,310,000)	(143,850)	(52,747)	(91,103)
VanEck Vectors Gold Miners ETF	32.00	05/15/2020	(543)	(1,737,600)	(81,722)	(70,214)	(11,507)
VanEck Vectors Gold Miners ETF	33.00	05/15/2020	(343)	(1,131,900)	(36,015)	(38,512)	2,497
Whirlpool Corp.	100.00	05/15/2020	(133)	(1,330,000)	(187,863)	(53,811)	(134,052)
Xilinx Inc.	85.00	05/15/2020	(175)	(1,487,500)	(73,938)	(58,897)	(15,041)
Xilinx Inc.	100.00	06/19/2020	(115)	(1,150,000)	(9,085)	(24,035)	14,950
Zimmer Biomet Holdings, Inc.	125.00	06/19/2020	(138)	(1,725,000)	(68,310)	(44,936)	(23,374)
Zimmer Biomet Holdings, Inc.	130.00	06/19/2020	(110)	(1,430,000)	(30,250)	(41,685)	11,435
Total Call Options Written					$(2,247,078)	$(1,830,302)	$(416,776)
Put Option Written
S&P 500 Index	$2,700.00	07/17/2020	(290)	$(78,300,000)	$(2,837,650)	$(2,481,066)	$(356,584)
Total Options Written, at Value					$(5,084,728)	$(4,311,368)	$(773,360)

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Madison Dividend Income Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.7%
Communication Services - 7.8%
Comcast Corp., Class A	182,500	$6,867,475
Verizon Communications Inc.	145,000	8,330,250
		15,197,725
Consumer Discretionary - 8.7%
Home Depot Inc./The	34,000	7,474,220
McDonald’s Corp.	31,000	5,814,360
TJX Cos. Inc./The	71,000	3,482,550
		16,771,130
Consumer Staples - 10.1%
Coca-Cola Co./The	41,000	1,881,490
Hershey Co./The	18,500	2,449,955
Nestle S.A., ADR	41,500	4,361,650
PepsiCo Inc.	46,500	6,151,485
Procter & Gamble Co./The	39,500	4,655,865
		19,500,445
Financials - 13.2%
BlackRock Inc.	12,700	6,375,908
Chubb Ltd.	29,500	3,186,295
JPMorgan Chase & Co.	61,000	5,841,360
Northern Trust Corp.	43,000	3,403,880
Travelers Cos. Inc./The	39,500	3,997,795
US Bancorp	74,500	2,719,250
		25,524,488
Health Care - 20.6%
Amgen Inc.	17,000	4,066,740
Bristol-Myers Squibb Co.	114,000	6,932,340
Gilead Sciences Inc.	22,500	1,890,000
Johnson & Johnson	56,500	8,477,260
Medtronic PLC	57,000	5,564,910
Merck & Co. Inc.	64,500	5,117,430
Novartis AG, ADR	48,000	4,067,040
Pfizer Inc.	101,000	3,874,360
		39,990,080
Industrials - 10.7%
Caterpillar Inc.	52,500	6,109,950
Emerson Electric Co.	57,500	3,279,225
Fastenal Co.	164,000	5,940,080
General Dynamics Corp.	14,500	1,893,990
Union Pacific Corp.	22,000	3,515,380
		20,738,625
Information Technology - 14.5%
Accenture PLC, Class A	16,000	2,963,040
Analog Devices Inc.	43,000	4,712,800
Automatic Data Processing Inc.	17,000	2,493,730
Cisco Systems Inc.	149,000	6,314,620
Paychex Inc.	37,000	2,535,240
TE Connectivity Ltd.	54,500	4,003,570
Texas Instruments Inc.	44,000	5,107,080
		28,130,080
Materials - 2.8%
Linde PLC	30,000	5,519,700
Utilities - 5.3%
Dominion Energy Inc.	67,000	5,167,710
NextEra Energy Inc.	22,000	5,084,640
		10,252,350
Total Common Stocks
(Cost $171,022,561)		181,624,623
SHORT-TERM INVESTMENTS - 5.5%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (A)	10,704,499	10,704,499
Total Short-Term Investments
(Cost $10,704,499)		10,704,499
TOTAL INVESTMENTS - 99.2% (Cost $181,727,060**)		192,329,122
NET OTHER ASSETS AND LIABILITIES - 0.8%		1,468,132
TOTAL NET ASSETS - 100.0%		$193,797,254

**	Aggregate cost for Federal tax purposes was $181,864,408.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

Madison Large Cap Value Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 92.8%
Communication Services - 5.9%
Comcast Corp., Class A	32,500	$1,222,975
Verizon Communications Inc.	31,500	1,809,675
		3,032,650
Consumer Discretionary - 5.6%
Home Depot Inc./The	6,400	1,406,912
McDonald’s Corp.	4,500	844,020
TJX Cos. Inc./The	13,000	637,650
		2,888,582
Consumer Staples - 7.0%
Coca-Cola Co./The	11,000	504,790
Hershey Co./The	3,500	463,505
Mondelez International Inc., Class A	15,500	797,320
Nestle S.A., ADR	4,600	483,460
PepsiCo Inc.	6,300	833,427
Procter & Gamble Co./The	4,500	530,415
		3,612,917
Financials - 16.7%
Aon PLC	4,500	777,015
Berkshire Hathaway Inc., Class B *	4,100	768,176
BlackRock Inc.	2,300	1,154,692
Chubb Ltd.	6,700	723,667
JPMorgan Chase & Co.	25,200	2,413,152
Northern Trust Corp.	10,300	815,348
Travelers Cos. Inc./The	10,200	1,032,342
US Bancorp	25,000	912,500
		8,596,892
Health Care - 17.6%
Amgen Inc.	3,500	837,270
Baxter International Inc.	26,000	2,308,280
Bristol-Myers Squibb Co.	29,800	1,812,138
Gilead Sciences Inc.	6,400	537,600
Johnson & Johnson	9,800	1,470,392
Medtronic PLC	5,500	536,965
Merck & Co. Inc.	6,600	523,644
Novartis AG, ADR	5,600	474,488
Pfizer Inc.	14,000	537,040
		9,037,817
Industrials - 9.7%
Caterpillar Inc.	8,900	1,035,782
Emerson Electric Co.	9,500	541,785
Fastenal Co.	21,000	760,620
General Dynamics Corp.	3,500	457,170
Jacobs Engineering Group Inc.	16,000	1,324,000
Union Pacific Corp.	5,500	878,845
		4,998,202
Information Technology - 10.9%
Accenture PLC, Class A	3,000	555,570
Analog Devices Inc.	9,400	1,030,240
Automatic Data Processing Inc.	4,800	704,112
Cisco Systems Inc.	18,100	767,078
Paychex Inc.	7,500	513,900
TE Connectivity Ltd.	9,500	697,870
Texas Instruments Inc.	11,400	1,323,198
		5,591,968
Materials - 11.5%
Barrick Gold Corp.	93,000	2,391,960
Franco-Nevada Corp.	11,000	1,454,310
Linde PLC	2,900	533,571
Royal Gold Inc.	12,500	1,531,625
		5,911,466
Real Estate - 1.6%
Prologis Inc., REIT	8,800	785,224
Utilities - 6.3%
Dominion Energy Inc.	9,800	755,874
NextEra Energy Inc.	3,200	739,584
Sempra Energy	14,100	1,746,285
		3,241,743
Total Common Stocks
(Cost $40,899,678)		47,697,461
SHORT-TERM INVESTMENTS - 7.7%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (A)	3,975,500	3,975,500
Total Short-Term Investments
(Cost $3,975,500)		3,975,500
TOTAL INVESTMENTS - 100.5% (Cost $44,875,178**)		51,672,961
NET OTHER ASSETS AND LIABILITIES - (0.5%)		(258,922)
TOTAL NET ASSETS - 100.0%		$51,414,039

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $$45,132,435.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

See accompanying Notes to Financial Statements.

27

Madison Funds | April 30, 2020

Madison Investors Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.9%
Communication Services - 9.6%
Alphabet Inc., Class C *	11,173	$15,068,578
Liberty Broadband Corp., Class C *	114,698	14,071,151
		29,139,729
Consumer Discretionary - 10.7%
Dollar Tree Inc. *	113,375	9,032,586
Lowe’s Cos. Inc.	142,687	14,946,463
TJX Cos. Inc./The	169,389	8,308,531
		32,287,580
Financials - 15.8%
Berkshire Hathaway Inc., Class B *	67,744	12,692,516
Brookfield Asset Management Inc., Class A	242,405	8,198,137
Progressive Corp./The	185,087	14,307,225
US Bancorp	343,237	12,528,150
		47,726,028
Health Care - 19.3%
Alcon Inc. *	181,097	9,563,732
Becton, Dickinson and Co.	61,354	15,493,726
Danaher Corp.	66,405	10,854,561
Novartis AG, ADR	131,312	11,126,066
Varian Medical Systems Inc. *	99,528	11,384,013
		58,422,098
Industrials - 10.8%
Copart Inc. *	112,776	9,034,485
Jacobs Engineering Group Inc.	173,777	14,380,047
PACCAR Inc.	134,725	9,327,012
		32,741,544
Information Technology - 19.1%
Accenture PLC, Class A	57,429	10,635,276
Adobe Inc. *	18,670	6,602,459
Analog Devices Inc.	96,248	10,548,781
Cognizant Technology Solutions Corp., Class A	172,983	10,036,474
TE Connectivity Ltd.	99,725	7,325,798
Visa Inc., Class A	69,550	12,429,976
		57,578,764
Materials - 6.5%
Linde PLC	46,086	8,479,363
PPG Industries Inc.	123,114	11,182,445
		19,661,808
Real Estate - 2.1%
American Tower Corp., REIT	26,173	6,229,174
Total Common Stocks
(Cost $224,809,852)		283,786,725
SHORT-TERM INVESTMENTS - 6.0%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (A)	18,159,090	18,159,090
Total Short-Term Investments
(Cost $18,159,090)		18,159,090
TOTAL INVESTMENTS - 99.9% (Cost $242,968,942**)		301,945,815
NET OTHER ASSETS AND LIABILITIES - 0.1%		294,673
TOTAL NET ASSETS - 100.0%		$302,240,488

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $243,641,894.
(A)	7-day yield.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
REIT	Real Estate Investment Trust.

Madison Mid Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 92.8%
Communication Service - 6.8%
Liberty Broadband Corp., Class C *	272,145	$33,386,749
Consumer Discretionary - 19.0%
CarMax Inc. *	289,069	21,289,932
Dollar Tree Inc. *	300,779	23,963,063
Floor & Decor Holdings Inc., Class A *	160,841	6,819,658
Mohawk Industries Inc. *	95,750	8,399,190
O’Reilly Automotive Inc. *	41,604	16,073,289
Ross Stores Inc.	180,846	16,522,091
		93,067,223
Consumer Staples - 1.4%
Brown-Forman Corp., Class B	109,280	6,797,216
Financials - 26.7%
Capital Markets - 3.5%
Brookfield Asset Management Inc., Class A	503,376	17,024,176
Commercial Banks - 2.8%
Cullen/Frost Bankers Inc.	59,630	4,285,012
Glacier Bancorp Inc.	254,860	9,705,069
		13,990,081
Insurance - 20.4%
Arch Capital Group Ltd. *	860,172	20,669,933
Brown & Brown Inc.	527,477	18,941,699
Kemper Corp.	161,650	10,866,113
Markel Corp. *	23,106	20,006,099
Progressive Corp./The	215,010	16,620,273
WR Berkley Corp.	232,902	12,576,708
		99,680,825
Health Care - 5.2%
Elanco Animal Health Inc. *	251,578	6,216,492
Laboratory Corp. of America Holdings *	115,192	18,943,325
		25,159,817
Industrials - 19.1%
Carlisle Cos. Inc.	78,937	9,548,220
Copart Inc. *	288,035	23,074,484
Expeditors International of Washington Inc.	132,700	9,501,983
Fastenal Co.	450,562	16,319,356
HD Supply Holdings Inc. *	385,606	11,444,786
IHS Markit Ltd.	348,857	23,478,076
		93,366,905
Information Technology - 12.2%
Amphenol Corp., Class A	150,839	13,313,050
CDW Corp.	145,085	16,075,418
Gartner Inc. *	182,963	21,737,834
TE Connectivity Ltd.	115,574	8,490,066
		59,616,368
Materials - 2.4%
NewMarket Corp.	28,411	11,689,422
Total Common Stocks
(Cost $333,234,593)		453,778,782
SHORT-TERM INVESTMENTS - 7.0%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (A)	34,427,812	34,427,812
Total Short-Term Investments
(Cost $34,427,812)		34,427,812
TOTAL INVESTMENTS - 99.8% (Cost $367,662,405**)		488,206,594
NET OTHER ASSETS AND LIABILITIES - 0.2%		1,045,919
TOTAL NET ASSETS - 100.0%		$489,252,513

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $369,583,359.
(A)	7-day yield.

See accompanying Notes to Financial Statements.

28

Madison Funds | April 30, 2020

Madison Small Cap Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 90.0%
Consumer Discretionary - 5.0%
Brunswick Corp.	71,700	$3,421,524
Etsy Inc. *	35,217	2,284,527
Hibbett Sports Inc. *	202,857	3,130,083
Nordstrom Inc.	46,800	878,904
		9,715,038
Consumer Staples - 11.7%
Boston Beer Co. Inc./The, Class A *	11,050	5,154,936
Edgewell Personal Care Co. *	212,605	5,870,024
Hain Celestial Group Inc./The *	303,197	7,834,611
Primo Water Corp.	198,786	2,039,544
Simply Good Foods Co./The *	115,019	2,168,108
		23,067,223
Financials - 9.2%
MGIC Investment Corp.	748,266	5,469,825
PRA Group Inc. *	125,441	3,479,733
TCF Financial Corp.	158,425	4,703,638
Veritex Holdings Inc.	54,236	952,384
Western Alliance Bancorp	98,468	3,533,032
		18,138,612
Health Care - 21.7%
AMN Healthcare Services Inc. *	68,869	3,235,466
Avanos Medical Inc. *	91,509	2,841,354
Cardiovascular Systems Inc. *	40,519	1,701,798
Catalent Inc. *	70,278	4,859,724
Covetrus Inc. *	333,245	3,962,283
Encompass Health Corp.	95,439	6,322,834
Flexion Therapeutics Inc. * (A)	192,211	2,045,125
Glaukos Corp. *	37,340	1,370,005
Globus Medical Inc., Class A *	79,537	3,774,826
Natera Inc. *	82,860	3,069,134
Phibro Animal Health Corp., Class A	154,686	4,131,663
PRA Health Sciences Inc. *	55,177	5,324,580
		42,638,792
Industrials - 20.0%
Beacon Roofing Supply Inc. *	78,849	1,734,678
Carlisle Cos. Inc.	25,317	3,062,344
Construction Partners Inc., Class A *	83,053	1,522,361
Crane Co.	62,661	3,411,891
Healthcare Services Group Inc.	149,343	3,806,753
Insperity Inc.	29,859	1,424,573
Kennametal Inc.	100,967	2,585,765
Knight-Swift Transportation Holdings Inc.	39,253	1,459,426
Kornit Digital Ltd. *	46,684	1,548,742
ManpowerGroup Inc.	30,986	2,300,401
Masco Corp.	176,073	7,226,036
Rexnord Corp.	128,357	3,500,295
Robert Half International Inc.	20,948	990,212
Welbilt Inc. *	208,192	1,026,387
WillScot Corp. *	312,467	3,640,241
		39,240,105
Information Technology - 17.6%
Box Inc., - Class A *	188,883	3,048,572
CommVault Systems Inc. *	140,543	5,999,781
Entegris Inc.	65,456	3,549,679
FireEye Inc. *	398,989	4,592,363
FLIR Systems Inc.	84,713	3,676,544
Keysight Technologies Inc. *	20,932	2,025,590
LiveRamp Holdings Inc. *	70,083	2,653,342
Marvell Technology Group Ltd.	119,433	3,193,638
National Instruments Corp.	46,511	1,786,953
PTC Inc. *	44,343	3,070,753
Varonis Systems Inc. *	15,583	1,044,840
		34,642,055
Materials - 4.8%
Olin Corp.	205,275	2,740,421
Scotts Miracle-Gro Co./The	32,236	3,998,231
Vulcan Materials Co.	23,621	2,668,465
		9,407,117
Total Common Stocks
(Cost $165,753,465)		176,848,942
SHORT-TERM INVESTMENTS - 11.5%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (B)	21,036,986	21,036,986
State Street Navigator Securities Lending
Government Money Market Portfolio, 0.19% (B) (C)	1,593,295	1,593,295
Total Short-Term Investments
(Cost $22,630,281)		22,630,281
TOTAL INVESTMENTS - 101.5% (Cost $188,383,746**)		199,479,223
NET OTHER ASSETS AND LIABILITIES - (1.5%)		(2,917,518)
TOTAL NET ASSETS - 100.0%		$196,561,705

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $189,737,276.
(A)	All or a portion of these securities, with an aggregate fair value of $2,702,438 are on loan as part of a securities lending program.
See footnote (C) and Note 9 for details on the securities lending program.
(B)	7-day yield.
(C)	Represents investments of cash collateral received in connection with securities lending.

See accompanying Notes to Financial Statements.

29

Madison Funds | April 30, 2020

Madison International Stock Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS - 93.6%
Australia - 1.1%
BHP Group PLC (A)	10,451	$175,520

Canada - 3.8%
Canadian National Railway Co.	2,150	177,798
Suncor Energy Inc.	13,058	232,839
TMX Group Ltd.	2,009	174,047
		584,684
China - 2.6%
ENN Energy Holdings Ltd. (A)	12,300	136,717
Ping An Insurance Group Co. of China Ltd., Class H (A)	25,000	253,494
		390,211
Denmark - 2.4%
Carlsberg AS, Class B (A)	1,924	242,881
Vestas Wind Systems AS (A)	1,342	115,731
		358,612
Finland - 2.3%
Nordea Bank Abp * (A)	26,997	174,595
Sampo Oyj, Class A (A)	5,447	180,691
		355,286
France - 13.2%
Air Liquide S.A. (A)	2,224	283,227
BNP Paribas S.A. (A)	3,204	100,848
Engie S.A. (A)	28,108	305,347
Safran S.A. (A)	2,890	267,152
Sanofi (A)	5,167	505,506
Vinci S.A. (A)	1,970	161,479
Vivendi S.A. (A)	17,741	383,458
		2,007,017
Germany - 7.6%
Fresenius Medical Care AG & Co. KGaA (A)	2,479	194,274
Infineon Technologies AG (A)	8,388	155,857
Merck KGaA (A)	1,033	120,402
SAP SE (A)	4,458	531,696
Vonovia SE (A)	3,209	158,667
		1,160,896
Hong Kong - 0.5%
ESR Cayman Ltd. * (A) (B)	32,000	70,239
Indonesia - 0.3%
Bank Mandiri Persero Tbk PT (A)	163,600	48,979
Ireland - 4.5%
Medtronic PLC	5,018	489,908
Ryanair Holdings PLC, ADR *	2,992	189,902
		679,810
Israel - 1.1%
Bank Leumi Le-Israel BM (A)	29,697	161,242
Italy - 2.0%
Enel SpA (A)	45,412	310,898
Japan - 13.8%
Daiwa House Industry Co. Ltd. (A)	10,396	264,953
Hitachi Ltd. (A)	9,200	276,030
Kao Corp. (A)	3,010	232,175
Makita Corp. (A)	6,100	198,471
Nexon Co. Ltd. (A)	17,100	276,575
Nintendo Co. Ltd. (A)	900	372,728
Sumitomo Mitsui Financial Group Inc. (A)	7,900	208,053
Suzuki Motor Corp. (A)	4,000	128,375
Yamaha Corp. (A)	3,500	141,633
		2,098,993
Luxembourg - 0.7%
ArcelorMittal S.A. (A)	10,191	111,932
Mexico - 0.6%
Arca Continental S.A.B. de C.V.	22,400	86,120
Netherlands - 3.3%
Koninklijke DSM N.V. (A)	2,385	292,413
Wolters Kluwer N.V. (A)	2,836	208,808
		501,221
Norway - 2.6%
Equinor ASA (A)	11,844	166,260
Telenor ASA (A) (C)	15,193	233,470
		399,730
Portugal - 1.4%
EDP - Energias de Portugal S.A. (A)	35,404	149,523
Galp Energia SGPS S.A. (A)	5,626	64,896
		214,419
Singapore - 2.1%
DBS Group Holdings Ltd. (A)	11,340	158,953
NetLink NBN Trust (A)	228,000	160,891
		319,844
South Korea - 1.5%
Samsung Electronics Co. Ltd. (A)	5,402	222,601
Sweden - 2.4%
Assa Abloy AB, Class B (A)	10,793	194,334
Epiroc AB, Class A (A)	16,903	169,628
		363,962
Switzerland - 7.3%
ABB Ltd. (A)	16,353	310,848
Novartis AG (A)	7,501	639,881
Roche Holding AG (A)	482	167,653
		1,118,382
United Kingdom - 16.5%
Aon PLC	1,723	297,510
Compass Group PLC (A)	11,824	199,214
Ferguson PLC (A)	2,548	184,289
Howden Joinery Group PLC (A)	13,073	86,564
Informa PLC (A)	31,499	173,733
Network International Holdings PLC * (A) (B)	12,399	64,889
Prudential PLC (A)	22,965	327,089
RELX PLC (A)	19,487	441,340
RSA Insurance Group PLC (A)	24,523	111,705
Tesco PLC (A)	108,054	320,247
Unilever PLC (A)	6,001	310,263
		2,516,843
Total Common Stocks
(Cost $13,290,402)		14,257,441
PREFERRED STOCK - 2.3%
Germany - 2.3%
Volkswagen AG (A)	2,458	344,933
Total Preferred Stocks
(Cost $452,593)		344,933
Short-Term Investments - 5.3%
United States - 5.3%
State Street Institutional U.S. Government Money Market Fund, 0.22%, Premier Class (D)	620,472	620,472
State Street Navigator Securities Lending Government Money Market Portfolio, 0.19% (D) (E)	183,056	183,056
		803,528
Total Short-Term Investments
(Cost $803,528)		803,528
TOTAL INVESTMENTS - 101.2% (Cost $14,546,523**)		15,405,902
NET OTHER ASSETS AND LIABILITIES - (1.2%)		(177,158)
TOTAL NET ASSETS - 100.0%		$15,228,744

*	Non-income producing.
**	Aggregate cost for Federal tax purposes was $14,699,719.
(A)	Due to events that occurred between the close of the exchange on which this security is traded and that of the New York Stock Exchange, fair value was determined for this security using methods determined in good faith by or at the discretion of the Board of Trustees (see Note 2).
(B)	Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional investors.” The securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	All or a portion of these securities, with an aggregate fair value of $175,774, are on loan as part of a securities lending program.
See footnote (E) and Note 9 for details on the securities lending program.
(D)	7-day yield.
(E)	Represents investments of cash collateral received in connection with securities lending.
ADR	American Depositary Receipt.
PLC	Public Limited Company.

See accompanying Notes to Financial Statements.

30

Madison Funds | April 30, 2020

Statements of Assets and Liabilities as of April 30, 2020 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund	Corporate Bond Fund
Assets:
Investments in unaffiliated securities, at fair value† §.	$41,885,128	$82,888,744	$41,888,058	$17,686,985	$21,290,292	$22,272,868	$140,248,024	$120,336,771	$13,931,337
Investments in affiliated securities, at fair value1 ‡	24,865,013	46,771,381	21,602,916	—	—	—	—	—	—
Cash	—	—	—	—	177,087	294,811	—	863,393	—
Foreign currency (cost of $934) (Note 2)	—	—	—	—	—	—	—	—	—
Receivables:
Investments sold	—	—	—	—	—	—	—	1,260,043	51,394
Fund shares sold	35,574	12,562	3,339	23,900	50	12	3,780,731	1,357	—
Dividends and interest	51,368	102,704	49,544	15,533	259,735	287,287	762,729	669,603	115,882
Due from Adviser	—	—	—	—	—	—	—	—	—
Total assets	66,837,083	129,775,391	63,543,857	17,726,418	21,727,164	22,854,978	144,791,484	123,131,167	14,098,613
Liabilities:
Payables:
Investments purchased	—	—	—	—	—	—	—	2,517,781	149,788
Fund shares repurchased	133,573	64,847	102,310	3,568	566	12,863	43,808	42,290	9
Upon return of securities loaned	410,556	2,699,539	4,492,236	—	—	—	—	448,505	—
Advisory agreement fees	10,683	20,351	9,382	5,804	8,938	7,549	32,864	48,891	4,461
Administrative services agreement fees	13,355	25,439	11,727	2,176	6,257	6,606	20,814	14,453	2,788
Distribution fees - Class B	2,953	6,666	2,895	26	—	—	—	632	—
Distribution fees - Class C	11,977	5,397	1,447	—	—	—	—	—	—
Shareholder service fees	13,337	25,342	11,654	—	—	—	—	6,184	—
Dividends	—	—	—	60	986	4,809	—	152,695	21,001
Options written, at value (premium received $4,311,368) (Note 6)	—	—	—	—	—	—	—	—	—
Total liabilities	596,434	2,847,581	4,631,651	11,634	16,747	31,827	97,486	3,231,431	178,047
Net Assets	$66,240,649	$126,927,810	$58,912,206	$17,714,784	$21,710,417	$22,823,151	$144,693,998	$119,899,736	$13,920,566
Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$62,279,513	$117,045,095	$55,171,166	$17,715,055	$20,855,295	$21,806,826	$140,292,968	$110,038,641	$12,968,983
Accumulated distributable earnings (loss)	3,961,136	9,882,715	3,741,040	(271)	855,122	1,016,325	4,401,030	9,861,095	951,583
Net Assets	$66,240,649	$126,927,810	$58,912,206	$17,714,784	$21,710,417	$22,823,151	$144,693,998	$119,899,736	$13,920,566
Class A Shares:
Net Assets	$41,502,040	$106,971,453	$51,667,225	$17,624,748				$29,667,862
Shares of beneficial interest outstanding	3,889,306	9,659,974	4,764,767	17,625,011				2,797,524
Net Asset Value and redemption price per share.	$10.67	$11.07	$10.84	$1.00				$10.61
Sales charge of offering price[2]	0.65	0.68	0.66	—				0.50
Maximum offering price per share	$11.32	$11.75	$11.50	$1.00				$11.11
Class B Shares:
Net Assets	$4,873,122	$10,970,735	$4,802,930	$90,036				$1,032,851
Shares of beneficial interest outstanding	449,572	1,000,843	457,026	90,043				97,368
Net Asset Value and redemption price per share[3]	$10.84	$10.96	$10.51	$1.00				$10.61
Class C Shares:
Net Assets	$19,865,487	$8,985,622	$2,442,051
Shares of beneficial interest outstanding	1,831,403	818,772	232,150
Net Asset Value and redemption price per share[3]	$10.85	$10.97	$10.52
Class Y Shares:
Net Assets					$21,710,417	$22,823,151	$144,693,998	$87,154,778	$13,920,566
Shares of beneficial interest outstanding					1,870,341	2,110,882	12,698,097	8,268,623	1,154,674
Net Asset Value and redemption price per share[3]					$11.61	$10.81	$11.39	$10.54	$12.06
Class R6 Shares:
Net Assets								$2,044,245
Shares of beneficial interest outstanding								192,190
Net Asset Value and redemption price per share[3]								$10.64

† Cost of Investments in unaffiliated securities	$40,185,604	$79,766,921	$40,650,809	$17,686,985	$20,418,519	$21,256,766	$136,107,749	$112,095,435	$13,023,278
‡ Cost of investments in affiliated securities[1]	$23,489,239	$44,448,252	$20,633,902	$—	$—	$—	$—	$—	$—
§ Fair Value of securities on loan	$399,262	$2,617,397	$4,752,814	$—	$—	$—	$—	$452,921	$—

1 See Note 12 for information on affiliated issuers.

2 Sales charge of offering price is 4.50% for the Core Bond and High Income funds and 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock funds.

3 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

31

Madison Funds | April 30, 2020

Statements of Assets and Liabilities as of April 30, 2020 (unaudited)

	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund
Assets:
Investments in unaffiliated securities, at fair value† §	$15,484,666	$151,627,883	$90,182,042	$192,329,122	$51,672,961	$301,945,815	$488,206,594	$199,479,223	$15,405,902
Investments in affiliated securities, at fair value1 ‡	—	—	—	—	—	—	—	—	—
Cash	129,772	188,429	—	—	—	—	—	—	—
Foreign currency (cost of $934) (Note 2)	—	—	—	—	—	—	—	—	935
Receivables:
Investments sold	310,844	364,001	—	—	607,704	—	—	—	173
Fund shares sold	159	49,781	102,299	1,446,728	2,102	343,452	1,656,184	26,122	815
Dividends and interest	235,800	515,177	104,024	469,607	57,259	365,260	171,946	29,008	91,031
Due from Adviser	—	—	—	22,788	—	—	—	5,907	—
Total assets	16,161,241	152,745,271	90,388,365	194,268,245	52,340,026	302,654,527	490,034,724	199,540,260	15,498,856
Liabilities:
Payables:
Investments purchased	100,000	492,669	784	150,321	867,573	—	—	1,107,357	22,671
Fund shares repurchased	15,904	14,980	316,300	153,559	10,758	183,495	405,726	92,787	45,100
Upon return of securities loaned	—	67,375	1,078,822	—	—	—	—	1,593,295	183,056
Advisory agreement fees	7,138	79,124	57,275	113,940	22,498	177,765	284,948	147,688	12,613
Administrative services agreement fees	2,596	24,346	10,015	53,171	14,726	37,439	80,103	36,922	3,604
Distribution fees - Class B	461	4,676	—	—	899	—	740	17	316
Distribution fees - Class C	—	9,157	4,110	—	—	—	—	—	—
Shareholder service fees	3,020	33,476	3,667	—	9,533	15,340	10,694	489	2,752
Dividends	1,624	1,598	—	—	—	—	—	—	—
Options written, at value (premium received $4,311,368) (Note 6)	—	—	5,084,728	—	—	—	—	—	—
Total liabilities	130,743	727,401	6,555,701	470,991	925,987	414,039	782,211	2,978,555	270,112
Net Assets	$16,030,498	$152,017,870	$83,832,664	$193,797,254	$51,414,039	$302,240,488	$489,252,513	$196,561,705	$15,228,744
Net Assets consist of:
Common Stock/Shares:
Paid-in capital	$19,898,720	$128,274,913	$120,359,540	$185,015,180	$50,989,913	$229,730,213	$374,599,018	$179,936,173	$14,235,029
Accumulated distributable earnings (loss)	(3,868,222)	23,742,957	(36,526,876)	8,782,074	424,126	72,510,275	114,653,495	16,625,532	993,715
Net Assets	$16,030,498	$152,017,870	$83,832,664	$193,797,254	$51,414,039	$302,240,488	$489,252,513	$196,561,705	$15,228,744
Class A Shares:
Net Assets	$14,550,833	$128,979,726	$12,024,253		$48,415,933	$79,767,418	$53,823,115	$2,638,415	$13,902,490
Shares of beneficial interest outstanding	2,794,505	8,781,025	1,667,082		4,493,542	3,866,448	5,911,910	287,932	1,298,146
Net Asset Value and redemption price per share.	$5.21	$14.69	$7.21		$10.77	$20.63	$9.10	$9.16	$10.71
Sales charge of offering price[2]	0.25	0.90	0.44		0.66	1.26	0.56	0.56	0.65
Maximum offering price per share	$5.46	$15.59	$7.65		$11.43	$21.89	$9.66	$9.72	$11.36
Class B Shares:
Net Assets.	$755,243	$7,736,525			$1,510,378		$1,202,437		$519,106
Shares of beneficial interest outstanding	140,574	522,634			144,391		168,067		49,799
Net Asset Value and redemption price per share[3]	$5.37	$14.80			$10.46		$7.15		$10.42
Class C Shares:
Net Assets		$15,301,619	$7,033,627
Shares of beneficial interest outstanding		1,034,105	1,051,051
Net Asset Value and redemption price per share[3]		$14.80	$6.69
Class Y Shares:
Net Assets.	$724,422		$63,094,574	$193,797,254	$1,487,728	$153,507,665	$346,115,726	$193,923,290	$807,148
Shares of beneficial interest outstanding	142,511		8,488,807	7,994,958	138,549	7,440,870	35,873,096	21,040,604	75,450
Net Asset Value and redemption price per share[3]	$5.08		$7.43	$24.24	$10.74	$20.63	$9.65	$9.22	$10.70
Class R6 Shares:
Net Assets			$1,680,210			$68,965,405	$88,111,235
Shares of beneficial interest outstanding			223,032			3,306,689	8,897,206
Net Asset Value and redemption price per share[3]			$7.53			$20.86	$9.90

† Cost of Investments in unaffiliated securities	$16,922,037	$128,607,126	$124,907,477	$181,727,060	$44,875,178	$242,968,942	$367,662,405	$188,383,746	$14,546,523
‡ Cost of investments in affiliated securities[1]	$—	$—	$—	$—	$—	$—	$—	$—	$—
§ Fair Value of securities on loan	$—	$68,335	$968,593	$—	$—	$—	$—	$2,702,438	$175,774

1 See Note 12 for information on affiliated issuers.

2 Sales charge of offering price is 4.50% for the Core Bond and High Income funds and 5.75% for the Conservative Allocation, Moderate Allocation, Aggressive Allocation, Diversified Income, Covered Call & Equity Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock funds.

3 If applicable, redemption price per share may be reduced by a contingent deferred sales charge.

See accompanying Notes to Financial Statements.

32

Madison Funds | April 30, 2020

Statements of Operations for the Six Months Ended April 30, 2020 (unaudited)

	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Government Money Market Fund	Tax-Free Virginia Fund	Tax-Free National Fund	High Quality Bond Fund	Core Bond Fund	Corporate Bond Fund
Investment Income:
Interest	$26,658	$80,817	$48,317	$112,598	$300,945	$326,561	$1,107,771	$1,716,463	$254,364
Dividends
Unaffiliated issuers	442,897	861,740	374,603	–	–	–	–	–	–
Affiliated issuers[1]	294,083	493,589	224,735	–	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	–	–	–	–	–	–	–	–
Income from securities lending	4,388	11,427	6,975	–	–	–	262	706	–
Total investment income	768,026	1,447,573	654,630	112,598	300,945	326,561	1,108,033	1,717,169	254,364
Expenses:[2]
Advisory agreement fees	67,024	132,108	61,396	31,372	55,038	46,891	155,423	306,396	28,257
Administrative Services agreement fees	83,782	165,135	76,745	11,764	38,527	41,029	98,434	90,655	17,661
Distribution fees - Class B	19,300	46,808	20,836	206	–	–	–	4,212	–
Distribution fees - Class C	75,170	34,991	8,437	–	–	–	–	–	–
Shareholder service fees - Class A	52,256	137,682	66,881	–	–	–	–	35,764	–
Shareholder service fees - Class B	6,433	15,593	6,902	–	–	–	–	1,404	–
Shareholder service fees - Class C	25,057	11,664	2,812	–	–	–	–	–	–
Total expenses before reimbursement/waiver	329,022	543,981	244,009	43,342	93,565	87,920	253,857	438,431	45,918
Less reimbursement/waiver	–	–	–	–	–	–	–	–	–
Total expenses net of reimbursement/waiver	329,022	543,981	244,009	43,342	93,565	87,920	253,857	438,431	45,918
Net Investment Income (Loss)	439,004	903,592	410,621	69,256	207,380	238,641	854,176	1,278,738	208,446
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	(8,870)	–
Options written	–	–	–	–	–	–	–	6,130	–
Unaffiliated issuers	1,036,132	793,860	(447,084)	(24)	(13,601)	(1,851)	314,693	1,734,022	110,544
Affiliated issuers[1]	(292,793)	1,808,254	1,022,368	–	–	–	–	–	–
Capital gain distributions received from underlying funds
Affiliated issuers[1]	498,947	1,676,598	935,096	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments
(including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	–	–	–	–	–	–	–	–	–
Options written	–	–	–	–	–	–	–	–	–
Unaffiliated issuers	27,700	(541,533)	(429,980)	–	(181,105)	(265,153)	2,477,902	1,972,718	(134,441)
Affiliated issuers[1]	(1,279,671)	(7,583,066)	(4,458,597)	–	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(9,685)	(3,845,887)	(3,378,197)	(24)	(194,706)	(267,004)	2,792,595	3,704,000	(23,897)
Net Increase (Decrease) in Net Assets from Operations	$429,319	$(2,942,295)	$(2,967,576)	$69,232	$12,674	$(28,363)	$3,646,771	$4,982,738	$184,549

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 3 for information on expense, including any waivers.

See accompanying Notes to Financial Statements.

33

Madison Funds | April 30, 2020

Statements of Operations for the Six Months Ended April 30, 2020 (unaudited)

	High Income Fund	Diversified Income Fund	Covered Call & Equity Income Fund	Dividend Income Fund	Large Cap Value Fund	Investors Fund	Mid Cap Fund	Small Cap Fund	International Stock Fund
Investment Income:
Interest	$489,412	$748,829	$119,048	$32,611	$11,037	$117,649	$326,524	$146,452	$3,267
Dividends
Unaffiliated issuers	11,595	1,579,324	1,116,439	2,983,069	657,656	2,780,745	2,298,431	1,737,625	193,469
Affiliated issuers[1]	–	–	–	–	–	–	–	–	–
Less: Foreign taxes withheld/reclaimed	–	(21,141)	(6,673)	(40,553)	(11,763)	(75,068)	(21,524)	–	(23,080)
Income from securities lending	3,136	467	3,348	140	134	7,471	–	3,956	1,098
Total investment income	504,143	2,307,479	1,232,162	2,975,267	657,064	2,830,797	2,603,431	1,888,033	174,754
Expenses:[2]
Advisory agreement fees	48,401	523,682	484,886	788,154	169,354	1,192,232	2,060,496	1,169,099	93,026
Administrative Services agreement fees	17,600	161,133	84,127	367,806	110,850	296,356	608,414	292,275	26,579
Distribution fees - Class B	3,368	32,959	–	–	6,796	–	5,853	–	2,415
Distribution fees - Class C	–	59,731	28,747	–	–	–	–	–	–
Shareholder service fees - Class A	19,658	170,134	16,176	–	70,244	105,573	77,607	3,890	19,866
Shareholder service fees - Class B	1,122	10,974	–	–	2,257	–	1,951	–	805
Shareholder service fees - Class C	–	19,465	9,582	–	–	–	–	–	–
Total expenses before reimbursement/waiver	90,149	978,078	623,518	1,155,960	359,501	1,594,161	2,754,321	1,465,264	142,691
Less reimbursement/waiver	–	–	–	(157,631)	–	–	–	(46,764)	–
Total expenses net of reimbursement	90,149	978,078	623,518	998,329	359,501	1,594,161	2,754,321	1,418,500	142,691
Net Investment Income (Loss)	413,994	1,329,401	608,644	1,976,938	297,563	1,236,636	(150,890)	469,533	32,063
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments (including net realized gain (loss) on foreign currency related transactions)
Options purchased	–	–	14,260,870	–	–	–	–	–	–
Options written	–	–	(11,004,327)	–	–	–	–	–	–
Unaffiliated issuers	(661,518)	893,879	(816,143)	(2,188,549)	(6,470,860)	13,102,712	(3,867,104)	7,140,830	306,080
Affiliated issuers[1]	–	–	–	–	–	–	–	–	–
Capital gain distributions received from underlying funds
Affiliated issuers[1]	–	–	–	–	–	–	–	–	–
Net change in unrealized appreciation (depreciation) on investments (including net unrealized appreciation (depreciation) on foreign currency related transactions)
Options purchased	–	–	424,828	–	–	–	–	–	–
Options written	–	–	(948,861)	–	–	–	–	–	–
Unaffiliated issuers	(1,326,323)	(10,616,145)	(9,797,354)	(20,025,982)	(2,844,475)	(42,617,773)	(80,933,651)	(40,958,931)	(3,230,502)
Affiliated issuers[1]	–	–	–	–	–	–	–	–	–
Net Realized and Unrealized Gain (Loss) on Investments	(1,987,841)	(9,722,266)	(7,880,987)	(22,214,531)	(9,315,335)	(29,515,061)	(84,800,755)	(33,818,101)	(2,924,422)
Net Increase in Net Assets from Operations	$(1,573,847)	$(8,392,865)	$(7,272,343)	$(20,237,593)	$(9,017,772)	$(28,278,425)	$(84,951,645)	$(33,348,568)	$(2,892,359)

[1]	See Note 12 for information on affiliated issuers.
[2]	See Note 3 for information on expenses, including any waivers.

See accompanying Notes to Financial Statements.

34

Madison Funds | April 30, 2020

Statements of Changes in Net Assets

	Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Government Money Market Fund
	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Net Assets at beginning of period	$68,422,301	$68,296,655	$136,276,491	$135,277,809	$63,324,971	$61,371,867	$15,053,695	$14,774,271
Increase (decrease) in net assets from operations:
Net investment income	439,004	921,969	903,592	1,701,887	410,621	710,416	69,256	262,297
Net realized gain (loss)	1,242,286	1,314,205	4,278,712	3,476,604	1,510,380	2,534,070	(24)	–
Net change in unrealized appreciation (depreciation)	(1,251,971)	4,261,044	(8,124,599)	8,314,921	(4,888,577)	3,147,970	–	–
Net increase (decrease) in net assets from operations	429,319	6,497,218	(2,942,295)	13,493,412	(2,967,576)	6,392,456	69,232	262,297
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(1,447,217)	(1,846,529)	(4,358,238)	(8,683,332)	(2,900,149)	(4,781,352)	(69,209)	(261,075)
Class B	(148,704)	(183,316)	(416,490)	(1,253,989)	(274,537)	(664,087)	(71)	(1,222)
Class C	(571,710)	(632,431)	(302,209)	(697,160)	(104,938)	(193,786)	–	–
Total distributions	(2,167,631)	(2,662,276)	(5,076,937)	(10,634,481)	(3,279,624)	(5,639,225)	(69,280)	(262,297)
Capital Stock transactions:
Class A Shares
Shares sold	2,806,584	4,630,711	4,675,914	8,705,197	2,728,510	4,634,404	6,401,405	6,569,533
Issued to shareholders in reinvestment of distributions	1,445,486	1,844,632	4,354,000	8,677,765	2,899,065	4,779,615	68,047	256,983
Shares redeemed	(4,304,684)	(8,341,766)	(8,218,375)	(15,412,248)	(3,423,152)	(6,465,299)	(3,834,239)	(6,442,674)
Net increase (decrease) from capital stock transactions	(52,614)	(1,866,423)	811,539	1,970,714	2,204,423	2,948,720	2,635,213	383,842
Class B Shares
Shares sold	26,724	69,418	25,119	114,510	10,848	26,662	83,130	128,594
Issued to shareholders in reinvestment of distributions	148,704	183,316	416,321	1,253,056	274,537	664,087	71	1,201
Shares redeemed	(634,072)	(1,179,846)	(2,497,851)	(5,278,288)	(1,007,876)	(2,528,414)	(57,277)	(234,213)
Net increase (decrease) from capital stock transactions	(458,644)	(927,112)	(2,056,411)	(3,910,722)	(722,491)	(1,837,665)	25,924	(104,418)
Class C Shares
Shares sold	500,101	739,881	191,198	368,409	401,454	163,841
Issued to shareholders in reinvestment of distributions	571,602	632,288	302,208	697,076	92,786	170,418
Shares redeemed	(1,003,785)	(2,287,930)	(577,983)	(985,726)	(141,737)	(245,441)
Net increase (decrease) from capital stock transactions	67,918	(915,761)	(84,577)	79,759	352,503	88,818
Total net increase (decrease) from capital stock transactions	(443,340)	(3,709,296)	(1,329,449)	(1,860,249)	1,834,435	1,199,873	2,661,137	279,424
Total increase (decrease) in net assets	(2,181,652)	125,646	(9,348,681)	998,682	(4,412,765)	1,953,104	2,661,089	279,424
Net Assets at end of period	$66,240,649	$68,422,301	$126,927,810	$136,276,491	$58,912,206	$63,324,971	$17,714,784	$15,053,695
Capital Share transactions:
Class A Shares
Shares sold	261,293	441,746	409,943	771,933	243,945	403,414	6,401,405	6,569,533
Issued to shareholders in reinvestment of distributions	135,608	182,776	376,970	841,684	247,150	462,245	68,047	256,983
Shares redeemed	(401,181)	(797,312)	(728,981)	(1,367,131)	(299,941)	(560,847)	(3,834,239)	(6,442,674)
Net increase (decrease) in shares outstanding	(4,280)	(172,790)	57,932	246,486	191,154	304,812	2,635,213	383,842
Class B Shares
Shares sold	2,410	6,576	2,216	10,418	1,042	2,372	83,130	128,594
Issued to shareholders in reinvestment of distributions	13,700	18,039	36,328	122,369	24,082	66,013	71	1,201
Shares redeemed	(58,059)	(110,639)	(223,210)	(472,812)	(91,973)	(225,809)	(57,277)	(234,213)
Net increase (decrease) from capital stock transactions	(41,949)	(86,024)	(184,666)	(340,025)	(66,849)	(157,424)	25,924	(104,418)
Class C Shares
Shares sold	46,173	69,489	17,122	32,956	42,191	14,939
Issued to shareholders in reinvestment of distributions	52,640	62,127	26,348	68,007	8,132	16,923
Shares redeemed	(94,808)	(212,730)	(51,982)	(87,987)	(12,755)	(22,481)
Net increase (decrease) in shares outstanding	4,005	(81,114)	(8,512)	12,976	37,568	9,381

See accompanying Notes to Financial Statements.

35

Madison Funds | April 30, 2020

Statements of Changes in Net Assets

	Tax-Free Virginia Fund		Tax-Free National Fund		High Quality Bond Fund		Core Bond Fund
	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Net Assets at beginning of period	$22,225,339	$20,868,463	$23,806,625	$23,324,867	$90,406,594	$89,253,004	$153,141,020	$170,866,494
Increase (decrease) in net assets from operations:
Net investment income	207,380	426,801	238,641	523,523	854,176	1,691,642	1,278,738	4,056,715
Net realized gain (loss)	(13,601)	(3,809)	(1,851)	74,305	314,693	44,442	1,731,282	895,368
Net change in unrealized appreciation (depreciation)	(181,105)	1,183,550	(265,153)	1,276,817	2,477,902	3,857,883	1,972,718	11,158,328
Net increase (decrease) in net assets from operations	12,674	1,606,542	(28,363)	1,874,645	3,646,771	5,593,967	4,982,738	16,110,411
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A							(312,044)	(730,291)
Class B							(7,989)	(23,967)
Class Y	(191,989)	(427,160)	(312,987)	(651,384)	(850,113)	(1,708,613)	(1,286,606)	(3,487,446)
Class R6							(27,756)	(48,207)
Total distributions	(191,989)	(427,160)	(312,987)	(651,384)	(850,113)	(1,708,613)	(1,634,395)	(4,289,911)
Capital Stock transactions:
Class A Shares
Shares sold							1,637,077	932,174
Issued to shareholders in reinvestment of distributions							309,892	725,446
Shares redeemed							(2,084,344)	(4,530,261)
Net decrease from capital stock transactions							(137,375)	(2,872,641)
Class B Shares
Shares sold							34,678	–
Issued to shareholders in reinvestment of distributions							7,989	23,967
Shares redeemed							(314,604)	(320,593)
Net decrease from capital stock transactions							(271,937)	(296,626)
Class Y Shares
Shares sold	291,980	613,715	317,595	392,709	65,526,419	18,094,324	191,245	946,001
Issued to shareholders in reinvestment of distributions	186,327	415,800	277,206	576,901	796,227	1,590,730	74,559	864,191
Shares redeemed	(813,914)	(852,021)	(1,236,925)	(1,711,113)	(14,831,900)	(22,416,818)	(36,464,638)	(28,416,001)
Net increase (decrease) from capital stock transactions	(335,607)	177,494	(642,124)	(741,503)	51,490,746	(2,731,764)	(36,198,834)	(26,605,809)
Class R6 Shares
Shares sold							182,454	375,806
Issued to shareholders in reinvestment of distributions							27,756	48,207
Shares redeemed							(191,691)	(194,911)
Net increase from capital stock transactions							18,519	229,102
Total net increase (decrease) from capital stock transactions	(335,607)	177,494	(642,124)	(741,503)	51,490,746	(2,731,764)	(36,589,627)	(29,545,974)
Total increase (decrease) in net assets	(514,922)	1,356,876	(983,474)	481,758	54,287,404	1,153,590	(33,241,284)	(17,725,474)
Net Assets at end of period	$21,710,417	$22,225,339	$22,823,151	$23,806,625	$144,693,998	$90,406,594	$119,899,736	$153,141,020
Capital Share transactions:
Class A Shares
Shares sold							158,471	94,058
Issued to shareholders in reinvestment of distributions							29,864	72,796
Shares redeemed							(201,381)	(456,585)
Net decrease in shares outstanding							(13,046)	(289,731)
Class B Shares
Shares sold							3,321	–
Issued to shareholders in reinvestment of distributions							771	2,407
Shares redeemed							(30,384)	(32,218)
Net decrease in shares outstanding							(26,292)	(29,811)
Class Y Shares
Shares sold	24,931	53,039	28,734	36,221	5,816,755	1,666,543	18,548	95,330
Issued to shareholders in reinvestment of distributions	15,846	36,109	25,258	53,770	71,321	145,584	7,242	86,973
Shares redeemed	(69,151)	(73,730)	(115,042)	(157,964)	(1,326,121)	(2,060,802)	(3,566,798)	(2,894,792)
Net increase (decrease) in shares outstanding	(28,374)	15,418	(61,050)	(67,973)	4,561,955	(248,675)	(3,541,008)	(2,712,489)
Class R6 Shares
Shares sold							17,583	37,558
Issued to shareholders in reinvestment of distributions							2,672	4,807
Shares redeemed							(18,498)	(19,848)
Net increase in shares outstanding							1,757	22,517

See accompanying Notes to Financial Statements.

36

Madison Funds | April 30, 2020

Statements of Changes in Net Assets

	Corporate Bond Fund		High Income Fund		Diversified Income Fund		Covered Call & Equity Income Fund
	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Net Assets at beginning of period	$15,098,077	$19,667,812	$18,692,075	$19,677,553	$165,384,844	$156,606,322	$126,342,782	$134,637,439
Increase (decrease) in net assets from operations:
Net investment income	208,446	488,281	413,994	956,271	1,329,401	2,794,281	608,644	1,551,127
Net realized gain (loss)	110,544	(49,711)	(661,518)	(210,221)	893,879	8,141,987	2,440,400	7,952,225
Net change in unrealized appreciation (depreciation)	(134,441)	1,633,884	(1,326,323)	342,245	(10,616,145)	10,172,228	(10,321,387)	(7,802,096)
Net increase (decrease) in net assets from operations	184,549	2,072,454	(1,573,847)	1,088,295	(8,392,865)	21,108,496	(7,272,343)	1,701,256
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A			(362,973)	(863,416)	(8,058,445)	(12,714,306)	(516,815)	(1,400,368)
Class B			(16,383)	(44,006)	(492,532)	(922,436)
Class C					(868,444)	(1,292,945)	(317,702)	(879,736)
Class Y	(197,831)	(493,497)	(23,016)	(49,642)			(3,542,148)	(9,698,583)
Class R6							(85,629)	(202,718)
Total distributions.	(197,831)	(493,497)	(402,372)	(957,064)	(9,419,421)	(14,929,687)	(4,462,294)	(12,181,405)
Capital Stock transactions:
Class A Shares
Shares sold			293,824	566,943	6,394,481	17,730,639	231,701	846,183
Issued to shareholders in reinvestment of distributions			351,965	840,112	8,016,226	12,650,413	496,039	1,336,535
Shares redeemed			(1,083,381)	(2,507,613)	(10,022,632)	(27,171,103)	(1,401,715)	(3,214,108)
Net increase (decrease) from capital stock transactions			(437,592)	(1,100,558)	4,388,075	3,209,949	(673,975)	(1,031,390)
Class B Shares
Shares sold			17,755	–	53,908	101,261
Issued to shareholders in reinvestment of distributions			15,518	40,837	492,532	922,436
Shares redeemed			(194,647)	(167,457)	(1,453,921)	(2,546,255)
Net decrease from capital stock transactions			(161,374)	(126,620)	(907,481)	(1,522,558)
Class C Shares
Shares sold					1,170,385	1,086,683	95,088	617,858
Issued to shareholders in reinvestment of distributions					868,444	1,292,945	276,952	749,952
Shares redeemed					(1,074,111)	(1,467,306)	(878,704)	(1,952,758)
Net increase (decrease) from capital stock transactions					964,718	912,322	(506,664)	(584,948)
Class Y Shares
Shares sold	363,534	394,275	60,216	282,856			18,252,890	60,696,062
Issued to shareholders in reinvestment of distributions	23,013	45,001	23,016	49,642			3,482,213	9,567,385
Shares redeemed	(1,550,776)	(6,587,968)	(169,624)	(222,029)			(50,842,338)	(66,623,709)
Net increase (decrease) from capital stock transactions	(1,164,229)	(6,148,692)	(86,392)	110,469			(29,107,235)	3,639,738
Class R6 Shares
Shares sold							53,995	353,149
Issued to shareholders in reinvestment of distributions							85,629	202,717
Shares redeemed							(627,231)	(393,774)
Net increase (decrease) from capital stock transactions							(487,607)	162,092
Total net increase (decrease) from capital stock transactions	(1,164,229)	(6,148,692)	(685,358)	(1,116,709)	4,445,312	2,599,713	(30,775,481)	2,185,492
Total increase (decrease) in net assets	(1,177,511)	(4,569,735)	(2,661,577)	(985,478)	(13,366,974)	8,778,522	(42,510,118)	(8,294,657)
Net Assets at end of period	$13,920,566	$15,098,077	$16,030,498	$18,692,075	$152,017,870	$165,384,844	$83,832,664	$126,342,782
Capital Share transactions:
Class A Shares
Shares sold			51,302	97,382	405,927	1,157,022	29,569	103,863
Issued to shareholders in reinvestment of distributions			63,255	144,456	504,146	877,125	68,528	174,084
Shares redeemed			(195,785)	(429,426)	(664,096)	(1,706,995)	(185,443)	(404,564)
Net increase (decrease) in shares outstanding			(81,228)	(187,588)	245,977	327,152	(87,346)	(126,617)
Class B Shares
Shares sold			3,010	–	3,861	6,345
Issued to shareholders in reinvestment of distributions			2,700	6,817	30,654	64,048
Shares redeemed			(34,415)	(28,020)	(95,023)	(160,860)
Net decrease in shares outstanding			(28,705)	(21,203)	(60,508)	(90,467)
Class C Shares
Shares sold					73,076	68,334	13,417	81,745
Issued to shareholders in reinvestment of distributions					54,110	89,755	41,140	104,080
Shares redeemed					(69,660)	(92,798)	(124,388)	(263,219)
Net increase (decrease) in shares outstanding					57,526	65,291	(69,831)	(77,394)
Class Y Shares
Shares sold	29,597	33,976	11,015	49,821			2,366,975	7,397,947
Issued to shareholders in reinvestment of distributions	1,911	3,903	4,204	8,708			460,585	1,213,509
Shares redeemed	(131,114)	(592,503)	(30,646)	(38,847)			(6,990,593)	(8,165,153)
Net increase (decrease) in shares outstanding	(99,606)	(554,624)	(15,427)	19,682			(4,163,033)	446,303
Class R6 Shares
Shares sold							6,619	42,881
Issued to shareholders in reinvestment of distributions							11,272	25,444
Shares redeemed							(87,198)	(46,854)
Net increase (decrease) from capital stock transactions							(69,307)	21,471

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Statements of Changes in Net Assets

	Dividend Income Fund		Large Cap Value Fund		Investors Fund		Mid Cap Fund
	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019
Net Assets at beginning of period	$220,725,320	$111,456,654	$65,435,257	$84,779,821	$338,982,611	$293,903,580	$587,164,499	$426,011,773
Increase (decrease) in net assets from operations:
Net investment income (loss)	1,976,938	2,950,144	297,563	573,109	1,236,636	1,258,732	(150,890)	(1,133,199)
Net realized gain (loss)	(2,188,549)	5,357,324	(6,470,860)	1,788,066	13,102,712	16,962,128	(3,867,104)	21,058,953
Net change in unrealized appreciation (depreciation)	(20,025,982)	15,027,570	(2,844,475)	350,570	(42,617,773)	34,211,611	(80,933,651)	87,420,175
Net increase (decrease) in net assets from operations	(20,237,593)	23,335,038	(9,017,772)	2,711,745	(28,278,425)	52,432,471	(84,951,645)	107,345,929
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A			(2,158,763)	(6,982,002)	(4,711,602)	(11,433,615)	(2,562,189)	(4,084,319)
Class B			(55,331)	(264,799)			(82,316)	(159,037)
Class Y	(7,252,790)	(14,038,658)	(141,884)	(1,215,273)	(13,142,530)	(30,207,013)	(16,177,313)	(24,096,901)
Class R6					(456,764)	(1,012,359)	(2,869,745)	(759,093)
Total distributions	(7,252,790)	(14,038,658)	(2,355,978)	(8,462,074)	(18,310,896)	(42,652,987)	(21,691,563)	(29,099,350)
Capital Stock transactions:
Class A Shares
Shares sold			1,041,138	1,592,817	4,880,701	3,399,429	2,125,349	3,332,918
Issued to shareholders in reinvestment of distributions			2,153,820	6,966,804	4,679,381	11,419,345	2,548,026	4,071,914
Shares redeemed			(4,400,302)	(7,588,312)	(4,306,433)	(8,722,495)	(5,006,142)	(9,524,526)
Net increase (decrease) from capital stock transactions			(1,205,344)	971,309	5,253,649	6,096,279	(332,767)	(2,119,694)
Class B Shares
Shares sold				13,055			9,912	82,247
Issued to shareholders in reinvestment of distributions			55,097	264,799			82,316	159,036
Shares redeemed			(216,914)	(646,029)			(290,036)	(580,466)
Net decrease from capital stock transactions.			(161,817)	(368,175)			(197,808)	(339,183)
Class Y Shares
Shares sold	62,891,292	117,583,727	253,795	619,314	56,485,236	48,882,088	75,016,086	153,030,925
Issued to shareholders in reinvestment of distributions	7,154,967	13,814,254	137,924	1,206,859	12,775,182	29,670,932	13,304,045	17,448,020
Shares redeemed	(69,483,942)	(31,425,695)	(1,672,026)	(16,023,542)	(126,093,040)	(50,187,658)	(128,129,086)	(122,223,748)
Net increase (decrease) from capital stock transactions	562,317	99,972,286	(1,280,307)	(14,197,369)	(56,832,622)	28,365,362	(39,808,955)	48,255,197
Class R6 Shares
Shares sold					70,584,725	1,065,095	61,949,781	42,215,184
Issued to shareholders in reinvestment of distributions					456,764	1,012,359	823,094	759,093
Shares redeemed					(9,615,318)	(1,239,548)	(13,702,123)	(5,864,450)
Net increase from capital stock transactions					61,426,171	837,906	49,070,752	37,109,827
Total net increase (decrease) from capital stock transactions.	562,317	99,972,286	(2,647,468)	(13,594,235)	9,847,198	35,299,547	8,731,222	82,906,147
Total increase (decrease) in net assets	(26,928,066)	109,268,666	(14,021,218)	(19,344,564)	(36,742,123)	45,079,031	(97,911,986)	161,152,726
Net Assets at end of period	$193,797,254	$220,725,320	$51,414,039	$65,435,257	$302,240,488	$338,982,611	$489,252,513	$587,164,499
Capital Share transactions:
Class A Shares
Shares sold			86,728	125,695	221,005	153,395	203,430	336,847
Issued to shareholders in reinvestment of distributions			161,456	634,499	198,111	606,766	233,764	484,165
Shares redeemed			(387,483)	(594,010)	(192,818)	(392,871)	(497,370)	(943,776)
Net increase (decrease) in shares outstanding			(139,299)	166,184	226,298	367,290	(60,176)	(122,764)
Class B Shares
Shares sold				1,065			1,430	10,104
Issued to shareholders in reinvestment of distributions			4,242	24,771			9,583	23,596
Shares redeemed			(18,079)	(52,637)			(38,606)	(74,890)
Net decrease in shares outstanding			(13,837)	(26,801)			(27,593)	(41,190)
Class Y Shares
Shares sold	2,394,567	4,444,480	20,448	52,136	2,512,608	2,216,256	7,068,167	14,973,859
Issued to shareholders in reinvestment of distributions	263,286	590,672	10,378	110,115	541,321	1,574,890	1,152,864	1,973,758
Shares redeemed	(2,646,210)	(1,178,168)	(153,784)	(1,250,938)	(5,869,006)	(2,271,577)	(11,961,557)	(11,723,889)
Net increase (decrease) in shares outstanding	11,643	3,856,984	(122,958)	(1,088,687)	(2,815,077)	1,519,569	(3,740,526)	5,223,728
Class R6 Shares
Shares sold					3,445,678	47,813	5,588,668	3,826,504
Issued to shareholders in reinvestment of distributions					19,152	53,310	69,577	83,970
Shares redeemed					(493,258)	(53,445)	(1,381,926)	(523,737)
Net increase in shares outstanding					2,971,572	47,678	4,276,319	3,386,737

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Statements of Changes in Net Assets

	Small Cap Fund			International Stock Fund
	Six-Months Ended April 30, 2020 (unaudited)	Period Ended October 31, 2019[1]	Year Ended September 30, 2019*	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2020
Net Assets at beginning of period	$266,983,694	$278,243,606	$543,960,603	$19,233,863	$19,953,347
Increase (decrease) in net assets from operations:
Net investment income (loss)	469,533	(183,879)	(1,163,349)	32,063	273,273
Net realized gain	7,140,830	58,890	38,493,785	306,080	992,488
Net change in unrealized appreciation (depreciation)	(40,958,931)	8,107,216	(93,866,277)	(3,230,502)	533,790
Net increase (decrease) in net assets from operations	(33,348,568)	7,982,227	(56,535,841)	(2,892,359)	1,799,551
Distributions to shareholders from:
Accumulated earnings (combined net investment income and net realized gains):
Class A	(135,732)	–	–	(1,103,916)	(760,503)
Class B				(40,537)	(29,904)
Class Y	(10,012,090)	–	(95,905,613)	(72,054)	(62,847)
Total distributions	(10,147,822)	–	(95,905,613)	(1,216,507)	(853,254)
Capital Stock transactions:
Class A Shares
Shares sold	171,627	9,222	9,213	298,395	699,644
Shares issued in lieu of reorganization	–	–	3,382,044	–	–
Issued to shareholders in reinvestment of distributions	135,376	–	–	1,100,645	757,818
Shares redeemed	(529,517)	(70,590)	(66,082)	(977,849)	(2,776,691)
Net increase (decrease) from capital stock transactions	(222,514)	(61,368)	3,325,175	421,191	(1,319,229)
Class B Shares
Issued to shareholders in reinvestment of distributions				40,537	29,904
Shares redeemed				(87,795)	(187,734)
Net decrease from capital stock transactions				(47,258)	(157,830)
Class Y Shares
Shares sold	6,138,580	172,791	15,373,673	116,982	190,233
Shares issued in lieu of reorganization	–	–	24,220,585	–	–
Issued to shareholders in reinvestment of distributions	9,797,935	–	94,412,904	72,055	62,846
Shares redeemed	(42,639,600)	(19,353,562)	(250,607,880)	(459,223)	(441,801)
Net decrease from capital stock transactions	(26,703,085)	(19,180,771)	(116,600,718)	(270,186)	(188,722)
Total net increase (decrease) from capital stock transactions	(26,925,599)	(19,242,139)	(113,275,543)	103,747	(1,665,781)
Total decrease in net assets	(70,421,989)	(11,259,912)	(265,716,997)	(4,005,119)	(719,484)
Net Assets at end of period	$196,561,705	$266,983,694	$278,243,606	$15,228,744	$19,233,863
Capital Share transactions:
Class A Shares
Shares sold	16,647	853	854	24,519	54,574
Shares issued in lieu of reorganization	–	–	321,301	–	–
Issued to shareholders in reinvestment of distributions	12,066	–	–	83,068	65,498
Shares redeemed	(51,212)	(6,509)	(6,068)	(81,217)	(216,288)
Net increase (decrease) in shares outstanding	(22,499)	(5,656)	316,087	26,370	(96,216)
Class B Shares
Issued to shareholders in reinvestment of distributions				3,135	2,644
Shares redeemed				(7,735)	(15,109)
Net decrease in shares outstanding				(4,600)	(12,465)
Class Y Shares
Shares sold	657,530	15,842	1,322,528	9,269	14,989
Shares issued in lieu of reorganization	–	–	2,290,103	–	–
Issued to shareholders in reinvestment of distributions	868,611	–	8,351,953	5,446	5,427
Shares redeemed	(4,030,888)	(1,749,463)	(21,653,948)	(35,819)	(34,505)
Net decrease in shares outstanding	(2,504,747)	(1,733,621)	(9,689,364)	(21,104)	(14,089)

* The Statements of Changes in Net Assets presented herein reflect the historical operating results of the Broadview Opportunity Fund prior to the reorganization on August 31, 2019. Share activity for the one-year period October 1, 2018 to September 30, 2019 reflects a share conversion ratio to reflect the shares of the legal survivor of the reorganization.

1 Disclosure represents the period October 1, 2019 to October 31, 2019.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	CONSERVATIVE ALLOCATION FUND
	CLASS A							CLASS B
	Six Months Ended 4/30/20		Year Ended October 31,					Six Months Ended 4/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.96		$10.39	$10.97	$10.46	$10.63	$11.15	$11.10		$10.47	$11.05	$10.52	$10.69	$11.19
Income from Investment Operations:
Net investment income	0.08		0.36	0.19	0.15 [1]	0.14 [1]	0.13 [1]	0.05		0.31	0.12	0.08 [1]	0.07 [1]	0.06 [1]
Net realized and unrealized gain (loss) on investments	–		0.68	(0.26)	0.69	0.17	–	–		0.66	(0.28)	0.69	0.16	(0.01)
Total from investment operations	0.08		1.04	(0.07)	0.84	0.31	0.13	0.05		0.97	(0.16)	0.77	0.23	0.05
Less Distributions From:
Net investment income	(0.16)		(0.18)	(0.24)	(0.18)	(0.16)	(0.17)	(0.10)		(0.05)	(0.15)	(0.09)	(0.08)	(0.07)
Capital gains	(0.21)		(0.29)	(0.27)	(0.15)	(0.32)	(0.48)	(0.21)		(0.29)	(0.27)	(0.15)	(0.32)	(0.48)
Total distributions	(0.37)		(0.47)	(0.51)	(0.33)	(0.48)	(0.65)	(0.31)		(0.34)	(0.42)	(0.24)	(0.40)	(0.55)
Net increase (decrease) in net asset value	(0.29)		0.57	(0.58)	0.51	(0.17)	(0.52)	(0.26)		0.63	(0.58)	0.53	(0.17)	(0.50)
Net Asset Value at end of period	$10.67		$10.96	$10.39	$10.97	$10.46	$10.63	$10.84		$11.10	$10.47	$11.05	$10.52	$10.69
Total Return (%)[2]	0.80	[3]	10.37	(0.75)	8.25	3.10	1.17	0.49	[3]	9.51	(1.51)	7.47	2.27	0.44
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$41,502		$42,662	$42,247	$45,005	$43,752	$46,039	$4,87	[3]	$5,457	$6,049	$8,119	$9,175	$10,064
Ratios of expenses to average net assets (%)	0.70	[4]	0.70	0.70	0.70	0.71	0.70	1.45	[4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income to average net assets (%)	1.59	[4]	3.38	1.74	1.46	1.36	1.23	0.85	[4]	2.68	1.04	0.74	0.60	0.59
Portfolio turnover (%)[5]	29	[3]	57	63	48	82	83	29	[3]	57	63	48	82	83

	CLASS C
	Six Months Ended 4/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.11		$10.48	$11.06	$10.53	$10.69	$11.20
Income from Investment Operations:
Net investment income	0.05		0.29	0.11	0.08 [1]	0.06 [1]	0.05 [1]
Net realized and unrealized gain (loss) on investments	–		0.68	(0.27)	0.69	0.18	(0.01)
Total from investment operations	0.05		0.97	(0.16)	0.77	0.24	0.04
Less Distributions From:
Net investment income	(0.10)		(0.05)	(0.15)	(0.09)	(0.08)	(0.07)
Capital gains	(0.21)		(0.29)	(0.27)	(0.15)	(0.32)	(0.48)
Total distributions	(0.31)		(0.34)	(0.42)	(0.24)	(0.40)	(0.55)
Net increase (decrease) in net asset value	(0.26)		0.63	(0.58)	0.53	(0.16)	(0.51)
Net Asset Value at end of period	$10.85		$11.11	$10.48	$11.06	$10.53	$10.69
Total Return (%)[2]	0.49	[3]	9.50	(1.51)	7.46	2.37	0.34
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,865		$20,303	$20,001	$20,960	$20,225	$19,694
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income to average net assets (%)	0.84	[4]	2.60	0.99	0.71	0.54	0.49
Portfolio turnover (%)[5]	29	[3]	57	63	48	82	83

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	MODERATE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months Ended 4/30/20	Year Ended October 31,					Six Months Ended 4/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.76	$11.59	$12.20	$11.18	$11.62	$12.27	$11.60	$11.46	$12.06	$11.05	$11.52	$12.19
Income from Investment Operations:
Net investment income	0.09	0.51	0.17	0.14 [1]	0.13 [1]	0.13 [1]	0.05	0.53	0.10	0.07 [1]	0.06 [1]	0.05 [1]
Net realized and unrealized gain (loss) on investments	(0.32)	0.60	(0.17)	1.35	0.18	0.04	(0.32)	0.48	(0.18)	1.33	0.16	0.04
Total from investment operations	(0.23)	1.11	0.00	1.49	0.31	0.17	(0.27)	1.01	(0.08)	1.40	0.22	0.09
Less Distributions From:
Net investment income	(0.17)	(0.17)	(0.17)	(0.15)	(0.12)	(0.17)	(0.08)	(0.10)	(0.08)	(0.07)	(0.06)	(0.11)
Capital gains	(0.29)	(0.77)	(0.44)	(0.32)	(0.63)	(0.65)	(0.29)	(0.77)	(0.44)	(0.32)	(0.63)	(0.65)
Total distributions	(0.46)	(0.94)	(0.61)	(0.47)	(0.75)	(0.82)	(0.37)	(0.87)	(0.52)	(0.39)	(0.69)	(0.76)
Net increase (decrease) in net asset value	(0.69)	0.17	(0.61)	1.02	(0.44)	(0.65)	(0.64)	0.14	(0.60)	1.01	(0.47)	(0.67)
Net Asset Value at end of period	$11.07	$11.76	$11.59	$12.20	$11.18	$11.62	$10.96	$11.60	$11.46	$12.06	$11.05	$11.52
Total Return (%)[2]	(2.15)[3]	10.69	(0.12)	13.88	2.95	1.44	(2.50)[3]	9.79	(0.82)	13.07	2.15	0.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$106,971	$112,916	$108,459	$115,586	$104,276	$107,043	$10,971	$13,754	$17,481	$23,101	$25,440	$29,451
Ratios of expenses to average net assets (%)	0.70 [4]	0.70	0.70	0.70	0.71	0.70	1.45 [4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income to average net assets (%)	1.49 [4]	4.42	1.39	1.23	1.13	1.02	0.77 [4]	4.01	0.73	0.56	0.58	0.41
Portfolio turnover (%)[5]	40 [3]	64	75	50	97	81	40 [3]	64	75	50	97	81

	CLASS C
	Six Months Ended 4/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.61		$11.47	$12.07	$11.06	$11.53	$12.20
Income from Investment Operations:
Net investment income	0.05		0.42	0.08	0.06 [1]	0.05 [1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	(0.32)		0.59	(0.16)	1.34	0.17	0.07
Total from investment operations	(0.27)		1.01	(0.08)	1.40	0.22	0.09
Less Distributions From:
Net investment income	(0.08)		(0.10)	(0.08)	(0.07)	(0.06)	(0.11)
Capital gains	(0.29)		(0.77)	(0.44)	(0.32)	(0.63)	(0.65)
Total distributions	(0.37)		(0.87)	(0.52)	(0.39)	(0.69)	(0.76)
Net increase (decrease) in net asset value	(0.64)		0.14	(0.60)	1.01	(0.47)	(0.67)
Net Asset Value at end of period	$10.97		$11.61	$11.47	$12.07	$11.06	$11.53
Total Return (%)[2]	(2.49	)3	9.78	(0.82)	13.06	2.15	0.72
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$8,986		$9,607	$9,338	$9,625	$9,100	$9,506
Ratios of expenses to average net assets (%)	1.45	[4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income to average net assets (%)	0.74	[4]	3.68	0.62	0.52	0.47	0.01
Portfolio turnover (%)[5]	40	[3]	64	75	50	97	81

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	AGGRESSIVE ALLOCATION FUND
	CLASS A						CLASS B
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$12.02	$12.01	$12.71	$11.12	$11.87	$12.81	$11.62	$11.65	$12.35	$10.83	$11.65	$12.61
Income from Investment Operations:
Net investment income	0.09	0.56	0.14	0.13 [1]	0.12 [1]	0.11 [1]	0.01	0.55	0.03	0.02 [1]	0.06 [1]	0.03 [1]
Net realized and unrealized gain (loss) on investments	(0.63)	0.57	(0.11)	1.88	0.15	0.10	(0.58)	0.47	(0.10)	1.85	0.12	0.09
Total from investment operations	(0.54)	1.13	0.03	2.01	0.27	0.21	(0.57)	1.02	(0.07)	1.87	0.18	0.12
Less Distributions From:
Net investment income	(0.16)	(0.14)	(0.15)	(0.13)	(0.10)	(0.20)	(0.06)	(0.07)	(0.05)	(0.06)	(0.08)	(0.13)
Capital gains	(0.48)	(0.98)	(0.58)	(0.29)	(0.92)	(0.95)	(0.48)	(0.98)	(0.58)	(0.29)	(0.92)	(0.95)
Total distributions	(0.64)	(1.12)	(0.73)	(0.42)	(1.02)	(1.15)	(0.54)	(1.05)	(0.63)	(0.35)	(1.00)	(1.08)
Net increase (decrease) in net asset value	(1.18)	0.01	(0.70)	1.59	(0.75)	(0.94)	(1.11)	(0.03)	(0.70)	1.52	(0.82)	(0.96)
Net Asset Value at end of period	$10.84	$12.02	$12.01	$12.71	$11.12	$11.87	$10.51	$11.62	$11.65	$12.35	$10.83	$11.65
Total Return (%)[2]	(4.92)[3]	10.93	0.06	18.66	2.65	1.66	(5.24)[3]	10.12	(0.74)	17.83	1.88	0.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$51,667	$54,974	$51,274	$52,811	$45,317	$46,834	$4,803	$6,088	$7,938	$10,442	$11,089	$12,383
Ratios of expenses to average net assets (%)	0.70 [4]	0.70	0.70	0.70	0.71	0.70	1.45 [4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income (loss) to average net assets (%)	1.43 [4]	4.77	1.08	1.02	1.04	0.81	0.71 [4]	4.50	0.45	0.35	0.56	0.21
Portfolio turnover (%)[5]	49 [3]	79	71	45	98	72	49 [3]	79	71	45	98	72

	CLASS C
	Six Months	Year Ended October 31,
	Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.63	$11.66	$12.36	$10.84	$11.66	$12.62
Income from Investment Operations:
Net investment income	(0.01)	0.48	0.04	0.02 [1]	0.05 [1]	0.02 [1]
Net realized and unrealized gain (loss) on investments	(0.56)	0.54	(0.11)	1.85	0.13	0.10
Total from investment operations	(0.57)	1.02	(0.07)	1.87	0.18	0.12
Less Distributions From:
Net investment income	(0.06)	(0.07)	(0.05)	(0.06)	(0.08)	(0.13)
Capital gains	(0.48)	(0.98)	(0.58)	(0.29)	(0.92)	(0.95)
Total distributions	(0.54)	(1.05)	(0.63)	(0.35)	(1.00)	(1.08)
Net increase (decrease) in net asset value	(1.11)	(0.03)	(0.70)	1.52	(0.82)	(0.96)
Net Asset Value at end of period	$10.52	$11.63	$11.66	$12.36	$10.84	$11.66
Total Return (%)[2]	(5.23)[3]	10.11	(0.74)	17.81	1.87	0.91
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$2,442	$2,263	$2,160	$2,300	$2,411	$2,600
Ratios of expenses to average net assets (%)	1.45 [4]	1.45	1.45	1.45	1.46	1.45
Ratio of net investment income (loss) to average net assets (%)	0.68 [4]	4.15	0.32	0.45	0.42	0.05
Portfolio turnover (%)[5]	493	79	71	45	98	72

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	GOVERNMENT MONEY MARKET FUND*
	CLASS A											CLASS B
	Six Months		Year Ended October 31,									Six Months		Year Ended October 31,
	Ended 4/30/20											Ended 4/30/20
	(unaudited)		2019	2018		2017		2016		2015		(unaudited)		2019	2018		2017		2016		2015
Net Asset Value at beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.00	[2]	0.02	0.01		0.00	[1,2]	0.00	[1,2]	0.00	[1,2]	0.00	[2]	0.01	0.00	[2]	0.00	[1,2]	0.00	[1,2]	0.00	[1,2]
Total from investment operations	0.00	[2]	0.02	0.01		0.00		0.00		0.00		0.002		0.01	0.00		0.00		0.00		0.00
Less Distributions From:
Net investment income	(0.00)[2]		(0.02)	(0.01)		–		–		–		(0.00)[2]		(0.01)	–		–		–		–
Total distributions	(0.00)[2]		(0.02)	(0.01)		–		–		–		(0.00)[2]		(0.01)	–		–		–		–
Net increase in net asset value	0.002		0.00	0.00		0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]	–	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]
Net Asset Value at end of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total Return (%)[3]	0.454		1.75	1.08		0.21		0.00		0.00		0.12	[4]	0.99	0.36		0.01		0.00		0.00
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$17,625		$14,990	$14,606		$14,972		$18,295		$19,076		$90		$64	$168		$215		$599		$234
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	0.55	[5]	0.55	0.55		0.55		0.56		0.55		1.17	[5]	1.30	1.35		1.30		1.30		1.30
After reimbursement of expenses by Adviser (%)	0.55	[5]	0.55	0.55	[6]	0.51	[6]	0.28	[6]	0.07	[6]	1.17	[5]	1.30	1.26	[6]	0.62	[6]	0.28	[6]	0.08	[6]
Ratio of net investment income (loss) to average net assets
Before reimbursement of expenses by Adviser (%)	0.89	[5]	1.74	1.07	[6]	0.16	[6]	(0.28)[6]		(0.48)[6]		0.21	[5]	1.02	0.26	[6]	(0.67)[6]		(1.02)[6]		(1.22)[6]
After reimbursement and waiver of expenses by Adviser (%)	0.89	[5]	1.74	1.07	[6]	0.20	[6]	0.00	[6]	0.00	[6]	0.21	[5]	1.02	0.35	[6]	0.01	[6]	0.00	[6]	0.00	[6]

* Prior to close of business on February 29, 2016, the Fund was known as the Cash Reserves Fund.

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Amounts represent less than $0.005 per share.

3 Total return without applicable sales charge.

4 Not annualized.

5 Annualized.

6 Ratio is net of fees waived by the adviser and distributor (See Note 3).

	TAX-FREE VIRGINIA FUND							TAX-FREE NATIONAL FUND
	CLASS Y							CLASS Y
	Six Months		Period Ended October 31,					Six Months	Period Ended October 31,
	Ended 4/30/20							Ended 4/30/20
	(unaudited)		2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.71		$11.08	$11.49	$11.67	$11.61	$11.70	$10.96	$10.41	$10.85	$11.10	$11.01	$11.08
Income from Investment Operations:
Net investment income	0.11		0.23	0.24	0.24 [1]	0.25 [1]	0.28 [1]	0.11	0.24	0.24	0.25 [1]	0.26 [1]	0.27 [1]
Net realized and unrealized gain (loss) on investments	(0.11)		0.63	(0.41)	(0.16)	0.10	(0.01)	(0.12)	0.61	(0.41)	(0.18)	0.15	0.01
Total from investment operations	–		0.86	(0.17)	0.08	0.35	0.27	(0.01)	0.85	(0.17)	0.07	0.41	0.28
Less Distributions From:
Net investment income	(0.10)		(0.23)	(0.24)	(0.24)	(0.25)	(0.28)	(0.11)	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)
Capital gains	–		–	–	(0.02)	(0.04)	(0.08)	(0.03)	(0.06)	(0.03)	(0.07)	(0.06)	(0.08)
Total distributions	(0.10)		(0.23)	(0.24)	(0.26)	(0.29)	(0.36)	(0.14)	(0.30)	(0.27)	(0.32)	(0.32)	(0.35)
Net increase (decrease) in net asset value	(0.10)		0.63	(0.41)	(0.18)	0.06	(0.09)	(0.15)	0.55	(0.44)	(0.25)	0.09	(0.07)
Net Asset Value at end of period	$11.61		$11.71	$11.08	$11.49	$11.67	$11.61	$10.81	$10.96	$10.41	$10.85	$11.10	$11.01
Total Return (%)[2]	0.01	[3]	7.78	(1.52)	0.68	3.01	2.36	(0.05)[3]	8.20	(1.56)	0.72	3.75	2.61
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$21,710		$22,225	$20,868	$21,866	$22,350	$22,659	$22,823	$23,807	$23,325	$25,294	$27,333	$27,744
Ratios of expenses to average net assets (%)	0.85	[4]	0.85	0.85	0.85	0.86	0.85	0.75 [4]	0.75	0.75	0.75	0.79	0.85
Ratio of net investment income to average net assets (%)	1.88	[4]	1.96	2.09	2.06	2.12	2.45	2.04 [4]	2.19	2.25	2.30	2.27	2.44
Portfolio turnover (%)[5]	3	[3]	22	26	8	12	12	7 [3]	26	31	6	9	15

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH QUALITY BOND FUND
	CLASS Y
	Six Months		Period Ended October 31,
	Ended 4/30/20
	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$11.11		$10.64	$10.93	$11.06	$11.04	$11.04
Income from Investment Operations:
Net investment income	0.08		0.21	0.18	0.14 [1]	0.12 [1]	0.11 [1]
Net realized and unrealized gain (loss) on investments	0.29		0.47	(0.30)	(0.12)	0.06	0.01
Total from investment operations	0.37		0.68	(0.12)	0.02	0.18	0.12
Less Distributions From:
Net investment income	(0.09)		(0.21)	(0.17)	(0.14)	(0.12)	(0.11)
Capital gains	–		–	–	(0.01)	(0.04)	(0.01)
Total distributions	(0.09)		(0.21)	(0.17)	(0.15)	(0.16)	(0.12)
Net increase (decrease) in net asset value	0.28		0.47	(0.29)	(0.13)	0.02	–
Net Asset Value at end of period	$11.39		$11.11	$10.64	$10.93	$11.06	$11.04
Total Return (%)[2]	3.33	[3]	6.43	(1.09)	0.25	1.62	1.11
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$144,694		$90,407	$89,253	$100,536	$105,807	$102,552
Ratios of expenses to average net assets (%)	0.49	[4]	0.49	0.49	0.49	0.50	0.49
Ratio of net investment income to average net assets (%)	1.64	[4]	1.88	1.64	1.32	1.10	1.00
Portfolio turnover (%)[6]	11	[3]	20	31	26	25	35

	CORE BOND FUND
	CLASS A							CLASS B
	Six Months		Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/20							Ended 4/30/20
	(unaudited)		2019	2018	2017	2016	2015	(unaudited)		2019	2018		2017	2016	2015
Net Asset Value at beginning of period	$10.28		$9.55	$10.03	$10.20	$10.09	$10.25	$10.29		$9.55	$10.03		$10.21	$10.10	$10.25
Income from Investment Operations:
Net investment income	0.10		0.24	0.21	0.20 [1]	0.20 [1]	0.19 [1]	0.06		0.16	0.15		0.14 [1]	0.13 [1]	0.11 [1]
Net realized and unrealized gain (loss) on investments	0.34		0.74	(0.46)	(0.10)	0.21	(0.05)	0.33		0.75	(0.47)		(0.12)	0.21	(0.04)
Total from investment operations	0.44		0.98	(0.25)	0.10	0.41	0.14	0.39		0.91	(0.32)		0.02	0.34	0.07
Less Distributions From:
Net investment income	(0.09)		(0.25)	(0.23)	(0.22)	(0.22)	(0.21)	(0.05)		(0.17)	(0.16)		(0.15)	(0.15)	(0.13)
Capital gains	(0.02)		–	0.00 [5]	(0.05)	(0.08)	(0.09)	(0.02)		–	(0.00	)5	(0.05)	(0.08)	(0.09)
Total distributions	(0.11)		(0.25)	(0.23)	(0.27)	(0.30)	(0.30)	(0.07)		(0.17)	(0.16)		(0.20)	(0.23)	(0.22)
Net increase (decrease) in net asset value	0.33		0.73	(0.48)	(0.17)	0.11	(0.16)	0.32		0.74	(0.48)		(0.18)	0.11	(0.15)
Net Asset Value at end of period	$10.61		$10.28	$9.55	$10.03	$10.20	$10.09	$10.61		$10.29	$9.55		$10.03	$10.21	$10.10
Total Return (%)[2]	4.23	[3]	10.37	(2.45)	1.05	4.21	1.34	3.84	[3]	9.65	(3.18)		0.20	3.43	0.69
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$29,668		$28,902	$29,605	$33,738	$34,325	$32,823	$1,033		$1,272	$1,466		$2,004	$2,575	$2,929
Ratios of expenses to average net assets (%)	0.90	[4]	0.90	0.90	0.90	0.91	0.90	1.65	[4]	1.65	1.65		1.65	1.66	1.65
Ratio of net investment income to average net assets (%)	1.91	[4]	2.35	2.20	2.00	2.00	1.85	1.16	[4]	1.60	1.44		1.25	1.25	1.10
Portfolio turnover (%)[6]	24	[3]	36	26	27	39	57	24	[3]	36	26		27	39	57

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Amounts represent less than $0.005 per share.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	CORE BOND FUND - continued
	CLASS Y							CLASS R6
	Six Months							Six Months
	Ended 4/30/20		Year Ended October 31,					Ended 4/30/20		Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$10.25		$9.52	$9.99	$10.17	$10.07	$10.22	$10.33		$9.58	$10.05	$10.21	$10.09	$10.24
Income from Investment Operations:
Net investment income	0.09		0.25	0.24	0.23 [1]	0.23 [1]	0.21 [1]	0.12		0.27	0.26	0.24 [1]	0.24 [1]	0.23 [1]
Net realized and unrealized gain (loss) on investments	0.35		0.75	(0.45)	(0.11)	0.20	(0.04)	0.34		0.75	(0.47)	(0.10)	0.21	(0.06)
Total from investment operations	0.44		1.00	(0.21)	0.12	0.43	0.17	0.46		1.02	(0.21)	0.14	0.45	0.17
Less Distributions From:
Net investment income	(0.13)		(0.27)	(0.26)	(0.25)	(0.25)	(0.23)	(0.13)		(0.27)	(0.26)	(0.25)	(0.25)	(0.23)
Capital gains	(0.02)		—	0.00 [6]	(0.05)	(0.08)	(0.09)	(0.02)		—	0.00 [6]	(0.05)	(0.08)	(0.09)
Total distributions	(0.15)		(0.27)	(0.26)	(0.30)	(0.33)	(0.32)	(0.15)		(0.27)	(0.26)	(0.30)	(0.33)	(0.32)
Net increase (decrease) in net asset value	0.29		0.73	(0.47)	(0.18)	0.10	(0.15)	0.31		0.75	(0.47)	(0.16)	0.12	(0.15)
Net Asset Value at end of period	$10.54		$10.25	$9.52	$9.99	$10.17	$10.07	$10.64		$10.33	$9.58	$10.05	$10.21	$10.09
Total Return (%)[2]	4.31	[4]	10.67	(2.12)	1.22	4.40	1.71	4.47	[4]	10.82	(2.11)	1.41	4.59	1.71
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$87,155		$121,000	$138,186	$170,169	$178,046	$186,414	$2,044		$1,967	$1,609	$1,802	$1,876	$1,693
Ratios of expenses to average net assets (%)	0.65	[5]	0.65	0.65	0.65	0.66	0.65	0.52	[5]	0.52	0.52	0.52	0.53	0.52
Ratio of net investment income to average net assets (%)	2.15	[5]	2.60	2.44	2.25	2.25	2.10	2.28	[5]	2.72	2.58	2.38	2.38	2.24
Portfolio turnover (%)[3]	24	[4]	36	26	27	39	57	24	[4]	36	26	27	39	57

	CORPORATE BOND FUND							HIGH INCOME FUND
	CLASS Y							CLASS A
	Six Months							Six Months
	Ended 4/30/20		Period Ended October 31,					Ended 4/30/20	Year Ended October 31,
	(unaudited)		2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$12.04		$10.87	$11.65	$11.69	$11.34	$11.49	$5.83	$5.80	$6.19	$6.03	$5.93	$6.79
Income from Investment Operations:
Net investment income	0.18		0.36	0.33	0.33 [1]	0.33 [1]	0.29 [1]	0.13	0.29	0.30	0.29 [1]	0.29 [1]	0.32 [1]
Net realized and unrealized gain (loss) on investments	0.01		1.17	(0.69)	—	0.39	(0.13)	(0.62)	0.03	(0.39)	0.16	0.10	(0.47)
Total from investment operations	0.19		1.53	(0.36)	0.33	0.72	0.16	(0.49)	0.32	(0.09)	0.45	0.39	(0.15)
Less Distributions From:
Net investment income	(0.17)		(0.36)	(0.33)	(0.33)	(0.33)	(0.29)	(0.13)	(0.29)	(0.30)	(0.29)	(0.29)	(0.32)
Capital gains	—		—	(0.09)	(0.04)	(0.04)	(0.02)	—	—	—	—	—	(0.39)
Total distributions	(0.17)		(0.36)	(0.42)	(0.37)	(0.37)	(0.31)	(0.13)	(0.29)	(0.30)	(0.29)	(0.29)	(0.71)
Net increase (decrease) in net asset value	0.02		1.17	(0.78)	(0.04)	0.35	(0.15)	(0.62)	0.03	(0.39)	0.16	0.10	(0.86)
Net Asset Value at end of period	$12.06		$12.04	$10.87	$11.65	$11.69	$11.34	$5.21	$5.83	$5.80	$6.19	$6.03	$5.93
Total Return (%)[2]	1.57	[4]	14.32	(3.11)	2.97	6.45	1.40	(8.55)[4]	5.68	(1.42)	7.61	6.91	(2.29)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,921		$15,098	$19,668	$21,773	$23,846	$23,545	$14,551	$16,772	$17,755	$21,298	$21,403	$23,155
Ratios of expenses to average net assets :	0.65	[5]	0.65	0.65	0.65	0.66	0.65	1.00 [5]	1.00	1.00	1.00	1.01	1.00
Ratio of net investment income to average net assets:	2.95	[5]	3.08	2.95	2.88	2.86	2.55	4.73 [5]	4.98	5.00	4.72	4.98	5.12
Portfolio turnover (%)[3]	19	[4]	20	21	23	36	37	27 [4]	16	25	53	73	28

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

4 Not annualized.

5 Annualized.

6 Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	HIGH INCOME FUND - continued
	CLASS B						CLASS Y
	Six Months						Six Months
	Ended 4/30/20	Year Ended October 31,					Ended 4/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$6.01	$5.97	$6.37	$6.19	$6.08	$6.95	$5.71	$5.68	$6.09	$5.94	$5.86	$6.73
Income from Investment Operations:
Net investment income	0.15	0.27	0.29	0.26 [1]	0.26 [1]	0.29 [1]	0.15	0.28	0.33	0.26 [1]	0.27 [1]	0.01 [1]
Net realized and unrealized gain (loss) on investments	(0.68)	0.02	(0.43)	0.16	0.10	(0.50)	(0.63)	0.06	(0.41)	0.21	0.13	(0.14)
Total from investment operations	(0.53)	0.29	(0.14)	0.42	0.36	(0.21)	(0.48)	0.34	(0.08)	0.47	0.40	(0.13)
Less Distributions From:
Net investment income	(0.11)	(0.25)	(0.26)	(0.24)	(0.25)	(0.27)	(0.15)	(0.31)	(0.33)	(0.32)	(0.32)	(0.35)
Capital gains	—	—	—	—	—	(0.39)	—	—	—	—	—	(0.39)
Total distributions	(0.11)	(0.25)	(0.26)	(0.24)	(0.25)	(0.66)	(0.15)	(0.31)	(0.33)	(0.32)	(0.32)	(0.74)
Net increase (decrease) in net asset value	(0.64)	0.04	(0.40)	0.18	0.11	(0.87)	(0.63)	0.03	(0.41)	0.15	0.08	(0.87)
Net Asset Value at end of period	$5.37	$6.01	$5.97	$6.37	$6.19	$6.08	$5.08	$5.71	$5.68	$6.09	$5.94	$5.86
Total Return (%)[2]	(8.98)[3]	4.92	(2.25)	6.92	6.07	(3.11)	(8.56)[3]	6.07	(1.32)	8.06	7.15	(2.00)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$755	$1,018	$1,137	$1,505	$1,651	$1,685	$724	$902	$786	$797	$712	$664
Ratios of expenses to average net assets (%)	1.75 [4]	1.75	1.75	1.75	1.76	1.75	0.74 [4]	0.75	0.75	0.75	0.75	0.75
Ratio of net investment income to average net assets (%)	3.98 [4]	4.24	4.24	3.97	4.23	4.36	4.98 [4]	5.22	5.24	4.97	5.20	5.39
Portfolio turnover (%)[5]	27 [3]	16	25	53	73	28	27 [3]	16	25	53	73	28

	DIVERSIFIED INCOME FUND
	CLASS A						CLASS B
	Six Months						Six Months
	Ended 4/30/20	Year Ended October 31,					Ended 4/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$16.37	$15.98	$15.93	$14.92	$14.75	$14.79	$16.48	$16.08	$16.04	$15.01	$14.83	$14.88
Income from Investment Operations:
Net investment income	0.14	0.28	0.28	0.26 [1]	0.25 [1]	0.23 [1]	0.08	0.16	0.16	0.14 [1]	0.14 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	(0.88)	1.64	0.30	1.56	0.52	(0.03)	(0.88)	1.65	0.29	1.58	0.53	(0.04)
Total from investment operations	(0.74)	1.92	0.58	1.82	0.77	0.20	(0.80)	1.81	0.45	1.72	0.67	0.09
Less Distributions From:
Net investment income	(0.14)	(0.29)	(0.29)	(0.27)	(0.26)	(0.24)	(0.08)	(0.17)	(0.17)	(0.15)	(0.15)	(0.14)
Capital gains	(0.80)	(1.24)	(0.24)	(0.54)	(0.34)	—	(0.80)	(1.24)	(0.24)	(0.54)	(0.34)	—
Total distributions	(0.94)	(1.53)	(0.53)	(0.81)	(0.60)	(0.24)	(0.88)	(1.41)	(0.41)	(0.69)	(0.49)	(0.14)
Net increase (decrease) in net asset value	(1.68)	0.39	0.05	1.01	0.17	(0.04)	(1.68)	0.40	0.04	1.03	0.18	(0.05)
Net Asset Value at end of period	$14.69	$16.37	$15.98	$15.93	$14.92	$14.75	$14.80	$16.48	$16.08	$16.04	$15.01	$14.83
Total Return (%)[2]	(4.93)[3]	13.51	3.63	12.57	5.38	1.39	(5.26)[3]	12.64	2.77	11.79	4.63	0.58
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$128,979	$139,683	$131,127	$137,863	$128,208	$121,026	$7,737	$9,612	$10,832	$12,702	$13,293	$13,442
Ratios of expenses to average net assets (%)	1.10 [4]	1.10	1.10	1.10	1.11	1.10	1.85 [4]	1.85	1.85	1.85	1.86	1.85
Ratio of net investment income to average net assets (%)	1.76 [4]	1.80	1.72	1.65	1.68	1.59	1.01 [4]	1.06	0.97	0.91	0.94	0.84
Portfolio turnover (%)[5]	14 [3]	34	27	21	35	25	14 [3]	34	27	21	35	25

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	DIVERSIFIED INCOME FUND - continued
	CLASS C
	Six Months
	Ended 4/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$16.48	$16.07	$16.03	$15.01	$14.83	$14.88
Income from Investment Operations:
Net investment income	0.08	0.16	0.16	0.14 [1]	0.14 [1]	0.13 [1]
Net realized and unrealized gain (loss) on investments	(0.88)	1.66	0.29	1.57	0.53	(0.04)
Total from investment operations	(0.80)	1.82	0.45	1.71	0.67	0.09
Less Distributions From:
Net investment income	(0.08)	(0.17)	(0.17)	(0.15)	(0.15)	(0.14)
Capital gains	(0.80)	(1.24)	(0.24)	(0.54)	(0.34)	—
Total distributions	(0.88)	(1.41)	(0.41)	(0.69)	(0.49)	(0.14)
Net increase (decrease) in net asset value	(1.68)	0.41	0.04	1.02	0.18	(0.05)
Net Asset Value at end of period	$14.80	$16.48	$16.07	$16.03	$15.01	$14.83
Total Return (%)[2]	(5.26)[3]	12.72	2.77	11.72	4.63	0.64
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$15,302	$16,090	$14,647	$15,103	$13,498	$12,766
Ratios of expenses to average net assets (%)	1.84 [4]	1.84	1.85	1.85	1.86	1.85
Ratio of net investment income to average net assets (%)	1.02 [4]	1.05	0.97	0.89	0.93	0.84
Portfolio turnover (%)[5]	14 [3]	34	27	21	35	25

	COVERED CALL & EQUITY INCOME FUND
	CLASS A						CLASS C
	Six Months						Six Months
	Ended 4/30/20	Year Ended October 31,					Ended 4/30/20	Year Ended October 31,
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$7.84	$8.52	$8.88	$8.95	$9.14	$9.92	$7.31	$8.04	$8.47	$8.63	$8.89	$9.74
Income from Investment Operations:
Net investment income	(0.01)	0.03	0.06	0.07	0.05	0.06	(0.08)	(0.05)	(0.10)	0.02	0.06	0.16
Net realized and unrealized gain (loss) on investments	(0.31)	0.05	0.30	0.46	0.33	(0.06)	(0.24)	0.07	0.38	0.42	0.24	(0.23)
Total from investment operations	(0.32)	0.08	0.36	0.53	0.38	—	(0.32)	0.02	0.28	0.44	0.30	(0.07)
Less Distributions From:
Net investment income	(0.15)	(0.44)	(0.43)	(0.39)	(0.41)	(0.50)	(0.14)	(0.43)	(0.42)	(0.39)	(0.40)	(0.50)
Capital gains	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)
Total distributions	(0.31)	(0.76)	(0.72)	(0.60)	(0.57)	(0.78)	(0.30)	(0.75)	(0.71)	(0.60)	(0.56)	(0.78)
Net increase (decrease) in net asset value	(0.63)	(0.68)	(0.36)	(0.07)	(0.19)	(0.78)	(0.62)	(0.73)	(0.43)	(0.16)	(0.26)	(0.85)
Net Asset Value at end of period	$7.21	$7.84	$8.52	$8.88	$8.95	$9.14	$6.69	$7.31	$8.04	$8.47	$8.63	$8.89
Total Return (%)[2]	(4.06)[3]	1.46	3.96	5.97	4.29	(0.18)	(4.38)[3]	0.68	3.21	5.09	3.53	(0.83)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$12,024	$13,748	$16,035	$16,773	$18,252	$16,042	$7,034	$8,191	$9,638	$13,299	$13,519	$9,287
Ratios of expenses to average net assets (%)	1.25 [4]	1.25	1.25	1.25	1.25	1.25	2.00 [4]	2.00	2.00	2.00	2.00	1.99
Ratio of net investment income (loss) to average net assets (%)	0.91 [4]	1.05	0.47	1.03	0.17	0.13	0.16 [4]	0.29	(0.28)	0.28	(0.58)	(0.59)
Portfolio turnover (%)[5]	60 [3]	116	130	166	135	107	60 [3]	116	130	166	135	107

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	COVERED CALL & EQUITY INCOME FUND - continued
	CLASS Y						CLASS R6
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$8.06	$8.73	$9.06	$9.11	$9.27	$10.03	$8.16	$8.81	$9.13	$9.16	$9.31	$10.06
Income from Investment Operations:
Net investment income	(0.26)	0.12	0.10	0.14	0.08	0.14	(0.17)	0.18	0.06	0.14	0.07	0.24
Net realized and unrealized gain (loss) on investments	(0.05)	(0.02)	0.29	0.42	0.33	(0.12)	(0.14)	(0.06)	0.34	0.44	0.35	(0.21)
Total from investment operations	(0.31)	0.10	0.39	0.56	0.41	0.02	(0.31)	0.12	0.40	0.58	0.42	0.03
Less Distributions From:
Net investment income	(0.16)	(0.45)	(0.43)	(0.40)	(0.41)	(0.50)	(0.16)	(0.45)	(0.43)	(0.40)	(0.41)	(0.50)
Capital gains	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)	(0.16)	(0.32)	(0.29)	(0.21)	(0.16)	(0.28)
Total distributions	(0.32)	(0.77)	(0.72)	(0.61)	(0.57)	(0.78)	(0.32)	(0.77)	(0.72)	(0.61)	(0.57)	(0.78)
Net increase (decrease) in net asset value	(0.63)	(0.67)	(0.33)	(0.05)	(0.16)	(0.76)	(0.63)	(0.65)	(0.32)	(0.03)	(0.15)	(0.75)
Net Asset Value at end of period	$7.43	$8.06	$8.73	$9.06	$9.11	$9.27	$7.53	$8.16	$8.81	$9.13	$9.16	$9.31
Total Return (%)[2]	(3.90)[3]	1.60	4.29	6.15	4.63	0.13	(3.85)[3]	1.82	4.37	6.34	4.72	0.23
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$63,095	$102,018	$106,576	$95,640	$71,241	$60,916	$1,680	$2,385	$2,388	$2,531	$3,110	$2,826
Ratios of expenses to average net assets (%)	1.00 [4]	1.00	1.00	1.00	1.00	1.00	0.87 [4]	0.87	0.87	0.87	0.88	0.87
Ratio of net investment income (loss) to average net assets (%)	1.16 [4]	1.28	0.73	1.26	0.42	0.40	1.29 [4]	1.41	0.85	1.26	0.55	0.70
Portfolio turnover (%)[5]	60 [3]	116	130	166	135	107	60 [3]	116	130	166	135	107

	DIVIDEND INCOME FUND						LARGE CAP VALUE FUND
	CLASS Y						CLASS A
	Six Months	Period Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$27.65	$27.01	$26.18	$22.38	$22.28	$23.59	$12.96	$14.14	$15.52	$15.47	$16.33	$19.18
Income from Investment Operations:
Net investment income	0.25	0.46	0.47	0.44 [1]	0.33 [1]	0.40 [1]	0.06	0.11	0.13	0.25 [1]	0.16 [1]	0.08 [1]
Net realized and unrealized gain (loss) on investments	(2.73)	3.12	1.42	4.34	0.99	0.01	(1.78)	0.29	0.10	2.05	0.92	(0.10)
Total from investment operations	(2.48)	3.58	1.89	4.78	1.32	0.41	(1.72)	0.40	0.23	2.30	1.08	(0.02)
Less Distributions:
Net investment income	(0.24)	(0.43)	(0.47)	(0.44)	(0.32)	(0.38)	(0.11)	(0.15)	(0.27)	(0.18)	(0.10)	(0.14)
Capital gains	(0.69)	(2.51)	(0.59)	(0.54)	(0.90)	(1.34)	(0.36)	(1.43)	(1.34)	(2.07)	(1.84)	(2.69)
Total distributions	(0.93)	(2.94)	(1.06)	(0.98)	(1.22)	(1.72)	(0.47)	(1.58)	(1.61)	(2.25)	(1.94)	(2.83)
Net increase (decrease) in net asset value	(3.41)	0.64	0.83	3.80	0.10	(1.31)	(2.19)	(1.18)	(1.38)	0.05	(0.86)	(2.85)
Net Asset Value at end of period	$24.24	$27.65	$27.01	$26.18	$22.38	$22.28	$10.77	$12.96	$14.14	$15.52	$15.47	$16.33
Total Return (%)[2]	(9.32)[3]	15.48	7.35	21.85	6.16	1.76	(13.96)[3]	4.89	1.10	16.36	7.16	(0.80)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$193,797	$220,725	$111,457	$107,411	$102,402	$20,925	$48,416	$60,060	$63,143	$68,522	$62,757	$63,566
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.10 [4]	1.10	1.10	1.10	1.10	1.10	1.16 [4]	1.16	1.16	1.16	1.17	1.16
After reimbursement of expenses by Adviser (%)	0.95 [4]	0.95	0.95	0.95	0.95	0.95	—	—	—	—	—	—
Ratio of net investment income to average net assets (%)
Before reimbursement of expenses by Adviser (%)	1.73 [4]	1.64	1.60	1.66	1.46	1.60	0.98 [4]	0.82	0.80	1.65	1.02	0.47
After reimbursement of expenses by Adviser (%)	1.88 [4]	1.79	1.75	1.81	1.61	1.75	—	—	—	—	—	—
Portfolio turnover (%)[5]	17 [3]	28	32	19	33	24	71 [3]	71	91	86	74	97

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	LARGE CAP VALUE FUND - continued
	CLASS B						CLASS Y
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015

Net Asset Value at beginning of period	$12.54	$13.72	$15.10	$15.09	$16.01	$18.84	$12.97	$14.14	$15.53	$15.48	$16.35	$19.20
Income from Investment Operations:
Net investment income	0.04	0.05	0.05	0.16 [1]	0.06 [1]	(0.05)[1]	0.65	0.75	0.17	0.37 [1]	0.26 [1]	0.14 [1]
Net realized and unrealized gain (loss) on investments	(1.76)	0.26	0.06	1.98	0.88	(0.09)	(2.34)	(0.31)	0.09	1.97	0.85	(0.11)
Total from investment operations	(1.72)	0.31	0.11	2.14	0.94	(0.14)	(1.69)	0.44	0.26	2.34	1.11	0.03
Less Distributions From:
Net investment income	—	(0.06)	(0.15)	(0.06)	(0.02)	0.00 [5]	(0.18)	(0.18)	(0.31)	(0.22)	(0.14)	(0.19)
Capital gains	(0.36)	(1.43)	(1.34)	(2.07)	(1.84)	(2.69)	(0.36)	(1.43)	(1.34)	(2.07)	(1.84)	(2.69)
Total distributions	(0.36)	(1.49)	(1.49)	(2.13)	(1.86)	(2.69)	(0.54)	(1.61)	(1.65)	(2.29)	(1.98)	(2.88)
Net increase (decrease) in net asset value	(2.08)	(1.18)	(1.38)	0.01	(0.92)	(2.83)	(2.23)	(1.17)	(1.39)	0.05	(0.87)	(2.85)
Net Asset Value at end of period	$10.46	$12.54	$13.72	$15.10	$15.09	$16.01	$10.74	$12.97	$14.14	$15.53	$15.48	$16.35
Total Return (%)[2]	(14.26)[3]	4.18	0.29	15.43	6.38	(1.49)	(13.82)[3]	5.24	1.30	16.60	7.44	(0.51)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,510	$1,984	$2,539	$3,318	$3,586	$4,096	$1,488	$3,392	$19,098	$19,187	$36,721	$109,546
Ratios of expenses to average net assets (%)	1.91 [4]	1.91	1.91	1.91	1.92	1.91	0.91 [4]	0.91	0.91	0.91	0.92	0.91
Ratio of net investment income (loss) to average net assets (%)	0.23 [4]	0.08	0.01	0.88	0.27	(0.27)	1.17 [4]	1.11	1.03	1.74	1.33	0.73
Portfolio turnover (%)[6]	71 [3]	71	91	86	74	97	71 [3]	71	91	86	74	97

	INVESTORS FUND
	CLASS A						CLASS Y
	Six Months	Year Ended October 31,					Six Months	Period Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015

Net Asset Value at beginning of period	$23.76	$23.85	$23.22	$19.57	$21.30	$25.01	$23.83	$23.92	$23.29	$19.62	$21.36	$25.07
Income from Investment Operations:
Net investment income	0.07	0.06	0.05	0.03 [1]	(0.00)[1,5,7]	0.09 [1]	0.12	0.12	0.11	0.09 [1]	0.06 [1,7]	0.16 [1]
Net realized and unrealized gain (loss) on investments	(1.89)	3.39	1.87	4.23	1.18	1.06	(1.90)	3.39	1.87	4.24	1.17	1.05
Total from investment operations	(1.82)	3.45	1.92	4.26	1.18	1.15	(1.78)	3.51	1.98	4.33	1.23	1.21
Less Distributions From:
Net investment income	(0.01)	(0.10)	(0.03)	—	(0.12)	(0.06)	(0.12)	(0.16)	(0.09)	(0.05)	(0.18)	(0.12)
Capital gains	(1.30)	(3.44)	(1.26)	(0.61)	(2.79)	(4.80)	(1.30)	(3.44)	(1.26)	(0.61)	(2.79)	(4.80)
Total distributions	(1.31)	(3.54)	(1.29)	(0.61)	(2.91)	(4.86)	(1.42)	(3.60)	(1.35)	(0.66)	(2.97)	(4.92)
Net increase (decrease) in net asset value	(3.13)	(0.09)	0.63	3.65	(1.73)	(3.71)	(3.20)	(0.09)	0.63	3.67	(1.74)	(3.71)
Net Asset Value at end of period	$20.63	$23.76	$23.85	$23.22	$19.57	$21.30	$20.63	$23.83	$23.92	$23.29	$19.62	$21.36
Total Return (%)[2]	(8.38)[3]	18.37	8.50	22.30	6.46	4.78	(8.22)[3]	18.63	8.75	22.62	6.69	5.07
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$79,767	$86,476	$78,043	$77,891	$67,479	$2,189	$153,508	$244,443	$208,942	$222,363	$204,962	$109,506
Ratios of expenses to average net assets:
Before reimbursement of expenses by Adviser (%)	1.20 [4]	1.20	1.20	1.20	1.20	1.31	0.95 [4]	0.95	0.95	0.95	0.98	1.06
After reimbursement of expenses by Adviser (%)	1.20 [4]	1.20	1.20	1.20	1.20	1.19	0.95 [4]	0.95	0.95	0.95	0.95	0.94
Ratio of net investment income to average net assets
Before reimbursement of expenses by Adviser (%)	0.59 [4]	0.23	0.22	0.14	(0.01)	0.26	0.91 [4]	0.47	0.47	0.39	0.33	0.50
After reimbursement of expenses by Adviser (%)	0.59 [4]	0.23	0.22	0.14	(0.01)	0.38	0.91 [4]	0.47	0.47	0.39	0.33	0.62
Portfolio turnover (%)[6]	26 [3]	23	40	33	27	33	26 [3]	23	40	33	27	33

1 Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

2 Total return without applicable sales charge.

3 Not annualized.

4 Annualized.

5 Amounts represent less than $0.005 per share.

6 Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.

7 Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	INVESTORS FUND - continued						MID CAP FUND
	CLASS R6						CLASS A
	Six Months	Year Ended October 31,					Six Months	Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$24.06	$24.07	$23.44	$19.74	$21.47	$25.14	$11.09	$9.77	$9.37	$8.34	$8.59	$9.78
Income from Investment Operations:
Net investment income	0.002	0.16	0.15	0.13 [1]	0.11 [1,7]	0.15 [1]	(0.03)	(0.07)	(0.06)	(0.05)[1]	(0.04)[1]	(0.06)[1]
Net realized and unrealized gain on investments	(1.78)	3.43	1.88	4.26	1.17	1.10	(1.53)	2.07	0.81	1.46	0.29	0.61
Total from investment operations	(1.78)	3.59	2.03	4.39	1.28	1.25	(1.56)	2.00	0.75	1.41	0.25	0.55
Less Distributions From:
Net investment income	(0.12)	(0.16)	(0.14)	(0.08)	(0.22)	(0.12)	–		–	–	–	–
Capital gains	(1.30)	(3.44)	(1.26)	(0.61)	(2.79)	(4.80)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)
Total distributions	(1.42)	(3.60)	(1.40)	(0.69)	(3.01)	(4.92)	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)
Net increase (decrease) in net asset value	(3.20)	(0.01)	0.63	3.70	(1.73)	(3.67)	(1.99)	1.32	0.40	1.03	(0.25)	(1.19)
Net Asset Value at end of period	$20.86	$24.06	$24.07	$23.44	$19.74	$21.47	$9.10	$11.09	$9.77	$9.37	$8.34	$8.59
Total Return (%)[2]	(8.14)[3]	18.88	8.90	22.87	6.92	5.25	(14.69)[3]	22.65	8.15	17.40	3.12	5.80
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$68,965	$8,063	$6,919	$6,898	$6,198	$6,589	$53,824	$66,250	$59,519	$59,175	$52,482	$54,000
Ratios of expenses to average net assets (%)	0.77 [4]	0.77	0.77	0.77	0.77	0.73	1.394	1.40	1.40	1.40	1.41	1.40
Ratio of net investment income (loss) to average net assets (%)	0.36 [4]	0.65	0.64	0.56	0.57	0.83	(0.45)[4]	(0.59)	(0.51)	(0.53)	(0.47)	(0.72)
Portfolio turnover (%)[5]	26 [3]	23	40	33	27	33	103	25	27	22	27	28

	MID CAP FUND
	CLASS B						CLASS Y
	Six Months	Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$8.84	$7.98	$7.78	$7.04	$7.38	$8.69	$11.71		$10.23	$9.76	$8.64	$8.85	$10.00
Income from Investment Operations:
Net investment income (loss)	(0.26)	(0.32)	(0.35)	(0.20)[1]	(0.14)[1]	(0.13)[1]	(0.00)[6]		(0.02)	(0.01)	(0.01)[1]	0.001,6	(0.04)[1]
Net realized and unrealized gain (loss) on investments	(1.00)	1.86	0.90	1.32	0.30	0.56	(1.63)		2.18	0.83	1.51	0.29	0.63
Total from investment operations	(1.26)	1.54	0.55	1.12	0.16	0.43	(1.63)		2.16	0.82	1.50	0.29	0.59
Less Distributions From:
Net investment income	–	–	–	–	–	–	(0.00)[6]		–	–	–	–	–
Capital gains	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.43)		(0.68)	(0.35)	(0.38)	(0.50)	(1.74)
Total distributions	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.43)		(0.68)	(0.35)	(0.38)	(0.50)	(1.74)
Net increase (decrease) in net asset value	(1.69)	0.86	0.20	0.74	(0.34)	(1.31)	(2.06)		1.48	0.47	1.12	(0.21)	(1.15)
Net Asset Value at end of period	$7.15	$8.84	$7.98	$7.78	$7.04	$7.38	$9.65		$11.71	$10.23	$9.76	$8.64	$8.85
Total Return (%)[2]	(15.05)[3]	21.91	7.21	16.46	2.38	5.06	(14.50	)3	23.27	8.55	17.85	3.50	6.13
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$1,202	$1,730	$1,891	$2,550	$2,832	$3,401	$346,116		$463,768	$351,716	$270,989	$242,308	$198,605
Ratios of expenses to average net assets (%)	2.15 [4]	2.15	2.15	2.15	2.16	2.15	0.974		0.98	0.98	0.98	1.08	1.15
Ratio of net investment income (loss) to average net assets (%)	(1.20)[4]	(1.33)	(1.26)	(1.28)	(1.23)	(1.47)	(0.03)[4]		(0.18)	(0.09)	(0.11)	(0.14)	(0.47)
Portfolio turnover (%)[5]	10 [3]	25	27	22	27	28	103		25	27	22	27	28

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.

[3]	Not annualized.
[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

[7]	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	MID CAP FUND - continued						SMALL CAP FUND
	CLASS R6						CLASS A
	Six Months	Year Ended October 31,					Six Months		Inception for
	Ended 4/30/20						Ended 4/30/20	Period Ended	September 30,
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)	10/31/19[7]	2019[8]
Net Asset Value at beginning of period	$11.99	$10.44	$9.94	$8.77	$8.95	$10.06	$11.14	$10.82	$10.53
Income from Investment Operations:
Net investment income (loss)	(0.01)	(0.10)	0.01	0.011	0.021	(0.05)[1]	0.01	(0.01)	(0.01)
Net realized and unrealized gain on investments	(1.65)	2.33	0.84	1.54	0.30	0.68	(1.55)	0.33	0.30
Total from investment operations	(1.66)	2.23	0.85	1.55	0.32	0.63	(1.54)	0.32	0.29
Less Distributions From:
Net investment income	(0.00)[6]	–	–	–	–	–	–	–	–
Capital gains	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.44)	–	–
Total distributions	(0.43)	(0.68)	(0.35)	(0.38)	(0.50)	(1.74)	(0.44)	–	–
Net increase (decrease) in net asset value	(2.09)	1.55	0.50	1.17	(0.18)	(1.11)	(1.98)	0.32	0.29
Net Asset Value at end of period	$9.90	$11.99	$10.44	$9.94	$8.77	$8.95	$9.16	$11.14	$10.82
Total Return (%)[2]	(14.41)[3]	23.49	8.71	18.17	3.81	6.55	(14.54)[3]	2.963	2.753
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$88,111	$55,417	$12,886	$11,713	$8,792	$9,874	$2,638	$3,457	$3,420
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.76 [4]	0.76	0.77	0.77	0.78	0.77	1.504	1.504	1.504
After reimbursement of expenses by Adviser (%)	0.76 [4]	0.76	0.77	0.77	0.78	0.77	1.464	1.464	1.464
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.17 [4]	(0.06)	0.12	0.10	0.16	(0.09)	0.104	(1.07)[4]	(1.28)[4]
After reimbursement of expenses by Adviser (%)	0.17 [4]	(0.06)	0.12	0.10	0.16	(0.09)	0.144	(1.03)[4]	(1.24)[4]
Portfolio turnover (%)[5]	10 [3]	25	27	22	27	28	233	3	73

	SMALL CAP FUND
	CLASS Y*
	Six Months			Year Ended September 30,
	Ended 4/30/20	Year Ended	Period Ended
	(unaudited)	10/31/19[7]	9/30/19	2018[9]	2017[9]	2016[9]	2015[9]
Net Asset Value at beginning of period	$11.19	$10.87	$15.56	$15.03	$14.09	$13.71	$15.58
Income from Investment Operations:
Net investment income (loss)	0.00 [6]	(0.01)	(0.04)	(0.08)	(0.09)	(0.06)	(0.08)
Net realized and unrealized gain on investments	(1.52)	0.33	(1.39)	2.21	1.70	1.60	(0.13)
Total from investment operations	(1.52)	0.32	(1.43)	2.13	1.61	1.54	(0.21)
Less Distributions From:
Net investment income	(0.01)	–	–	–	–	–	–
Capital gains	(0.44)	–	(3.26)	(1.60)	(0.67)	(1.16)	(1.66)
Total distributions	(0.45)	–	(3.26)	(1.60)	(0.67)	(1.16)	(1.66)
Net increase (decrease) in net asset value	(1.97)	0.32	(4.69)	0.53	0.94	0.38	(1.87)
Net Asset Value at end of period	$9.22	$11.19	$10.87	$15.56	$15.03	$14.09	$13.71
Total Return (%)[2]	(14.30)[3]	2.943	(8.81)	15.29	11.58	12.17	(2.40)
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$193,923	$263,527	$274,824	$543,961	$611,730	$653,838	$742,230
Ratios of expenses to average net assets (%)
Before reimbursement of expenses by Adviser (%)	1.254	1.254	1.29	1.21	1.23	1.25	1.23
After reimbursement of expenses by Adviser (%)	1.214	1.214	1.29	1.21	1.23	1.25	1.23
Ratio of net investment income (loss) to average net assets (%)
Before reimbursement of expenses by Adviser (%)	0.374	(0.82)[4]	(0.36)	(0.57)	(0.64)	(0.42)	(0.48)
After reimbursement of expenses by Adviser (%)	0.414	(0.78)[4]	(0.36)	(0.57)	(0.64)	(0.42)	(0.48)
Portfolio turnover (%)[5]	233	3	73	49	53	40	41

*	The Financial Highlights presented herein reflect the adjusted historical operating results of the Broadview Opportunity Fund through August 30, 2019. Effective after market close on this date, the Broadview Opportunity Fund reorganized into the Madison Small Cap Fund.
[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.

[2]	Total return without applicable sales charge.
[3]	Not annualized.

[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

[7]	Disclosure represents the period October 1, 2019 to October 31, 2019.

[8]	For accounting purposes, the Small Cap Fund Class A is treated as having commenced investment operations on August 31, 2019.

[9]	The financial highlights prior to August 31, 2019 are those of the Broadview Opportunity Fund, the accounting survivor of the reorganization of the Madison Small Cap Fund and Broadview Opportunity Fund. The net asset values and other per share information of the Broadview Opportunity Fund have been restated by the conversion ratio of 2.469195 for Class Y shares to reflect those of the legal survivor of the reorganization, the Madison Small Cap Fund.

See accompanying Notes to Financial Statements.

Madison Funds  |  April 30, 2020

Financial Highlights for a Share of Beneficial Interest Outstanding

	INTERNATIONAL STOCK FUND
	CLASS A						CLASS B
	Six Months	Year Ended October 31,					Six Months		Year Ended October 31,
	Ended 4/30/20						Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015	(unaudited)		2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$13.53	$12.92	$14.00	$12.03	$12.99	$13.20	$13.14		$12.56	$13.63	$11.73	$12.68	$12.89
Income from Investment Operations:
Net investment income	0.03	0.18	0.16	0.101	0.121	0.121	(0.04)		0.06	0.03	0.001,6	0.031	0.031
Net realized and unrealized gain (loss) on investments	(1.98)	0.99	(1.12)	2.01	(0.97)	(0.02)	(1.91)		0.99	(1.07)	1.97	(0.95)	(0.03)
Total from investment operations	(1.95)	1.17	(0.96)	2.11	(0.85)	0.10	(1.95)		1.05	(1.04)	1.97	(0.92)	–
Less Distributions From:
Net investment income	(0.19)	(0.19)	(0.12)	(0.14)	(0.11)	(0.31)	(0.09)		(0.10)	(0.03)	(0.07)	(0.03)	(0.21)
Capital gains	(0.68)	(0.37)	–	–	–	–	(0.68)		(0.37)	–	–	–	–
Total distributions	(0.87)	(0.56)	(0.12)	(0.14)	(0.11)	(0.31)	(0.77)		(0.47)	(0.03)	(0.07)	(0.03)	(0.21)
Net increase (decrease) in net asset value	(2.82)	0.61	(1.08)	1.97	(0.96)	(0.21)	(2.72)		0.58	(1.07)	1.90	(0.95)	(0.21)
Net Asset Value at end of period	$10.71	$13.53	$12.92	$14.00	$12.03	$12.99	$10.42		$13.14	$12.56	$13.63	$11.73	$12.68
Total Return (%)[2]	(15.61)[3]	9.85	(6.94)	17.79	(6.60)	0.83	(15.96	)3	9.04	(7.65)	16.89	(7.27)	0.06
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$13,902	$17,209	$17,679	$20,520	$18,573	$21,072	$519		$715	$840	$1,195	$1,288	$1,692
Ratios of expenses to average net assets (%)	1.604	1.60	1.60	1.60	1.61	1.60	2.354		2.35	2.35	2.35	2.36	2.35
Ratio of net investment income to average net assets (%)	0.384	1.42	1.14	0.82	1.00	0.88	(0.39)[4]		0.65	0.36	0.05	0.21	0.10
Portfolio turnover (%)[5]	203	37	29	32	34	45	203		37	29	32	34	45

	CLASS Y
	Six Months	Year Ended October 31,
	Ended 4/30/20
	(unaudited)	2019	2018	2017	2016	2015
Net Asset Value at beginning of period	$13.57	$12.96	$14.04	$12.05	$13.00	$13.22
Income from Investment Operations:
Net investment income	0.92	0.62	2.47	0.34 [1]	0.14 [1]	(0.05)[1]
Net realized and unrealized gain (loss) on investments	(2.85)	0.58	(3.40)	1.82	(0.95)	0.17
Total from investment operations	(1.93)	1.20	(0.93)	2.16	(0.81)	0.12
Less Distributions From:
Net investment income	(0.26)	(0.22)	(0.15)	(0.17)	(0.14)	(0.34)
Capital gains	(0.68)	(0.37)	–	–	–	–
Total distributions	(0.94)	(0.59)	(0.15)	(0.17)	(0.14)	(0.34)
Net increase (decrease) in net asset value	(2.87)	0.61	(1.08)	1.99	(0.95)	(0.22)
Net Asset Value at end of period	$10.70	$13.57	$12.96	$14.04	$12.05	$13.00
Total Return (%)[2]	(15.51)[3]	10.10	(6.72)	18.18	(6.40)	1.09
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$807	$1,310	$1,434	$10,098	$15,398	$15,566
Ratios of expenses to average net assets (%)	1.354	1.35	1.35	1.35	1.36	1.35
Ratio of net investment income to average net assets (%)	0.584	1.67	1.12	1.06	1.21	1.27
Portfolio turnover (%)[5]	203	37	29	32	34	45

[1]	Net investment income (loss) calculated excluding permanent tax adjustments to undistributed net investment income.
[2]	Total return without applicable sales charge.

[3]	Not annualized.
[4]	Annualized.

[5]	Portfolio turnover is calculated at the fund level and represents the entire fiscal year or period.
[6]	Amounts represent less than $0.005 per share.

See accompanying Notes to Financial Statements.

Madison Funds | April 30, 2020

Notes to the Financial Statements (unaudited)

1. ORGANIZATION

Madison Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. As of the date of this report, the Trust offers eighteen funds (individually, a “fund,” collectively, the “funds”).

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest of the Trust without par value. The Trust has entered into an Investment Advisory Agreement with Madison Asset Management, LLC (the “Investment Adviser” or “Madison”). The Investment Adviser, in turn, has entered into a subadvisory agreement for the management of the investments of the International Stock Fund (“Subadviser”).

The accompanying financial statements include the Government Money Market, Tax-Free Virginia, Tax-Free National, High Quality Bond, Core Bond, Corporate Bond, High Income, Diversified Income, Covered Call & Equity Income, Dividend Income, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds (collectively, the “Core Funds”), and the Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds (collectively, the “Allocation Funds”).

The Government Money Market Fund offers two classes of shares: Class A and B. The Small Cap Fund offers two classes of shares: Class A and Y. The High Income, Large Cap Value, and International Stock Funds offer three classes of shares: Class A, B and Y. The Diversified Income Fund and Allocation Funds offer three classes of shares: Class A, B and C. The Investors Fund offers three classes of shares: Class A, Y and R6. The Core Bond Fund and Mid Cap Fund offer four classes of shares: Class A, B, Y and R6. The Covered Call & Equity Income Fund offers four classes of shares: Class A, C, Y and R6. The Tax-Free Virginia, Tax-Free National, High Quality Bond, Corporate Bond and Dividend Income Funds offer one class of shares: Class Y. Each class of shares represents an interest in the assets of the respective fund and has identical voting, dividend, liquidation and other rights, except that each class of shares bears its own distribution fees and servicing fees, if any, and its proportional share of fund level expenses, is subject to its own sales charges, if any, and has exclusive voting rights on matters pertaining to Rule 12b-1 of the 1940 Act as it relates to that class and other class-specific matters.

As of February 1, 2017, Class B shares of the funds may not be purchased or acquired, except by exchange from Class B shares of another Madison Fund, or through dividend and/or capital gains reinvestments. Shareholders with investments in Class B shares of the funds may continue to hold such shares until they convert to Class A shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services–Investment Companies”.

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

Portfolio Valuation: Equity securities, including American Depositary Receipts (“ADRs”), Global Depository Receipts (“GDRs”) and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange, foreign exchange or on NASDAQ are valued at the bid price. Debt securities purchased (other than short-term obligations) with a remaining maturity of 61 days or more are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measurements based on valuation technology commonly employed in the market for such investments.

Municipal debt securities are traded via a network of dealers and brokers that connect buyers and sellers. They are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services approved by the Trust. There may be little trading in the secondary market for particular bonds and other debt securities, making them more difficult to value or sell. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Investments in shares of open-end mutual funds, including money market funds, are valued at their daily net asset value (“NAV”) which is calculated as of the close of regular trading on the New York Stock Exchange (the “NYSE”), usually 4:00 p.m. Eastern Standard Time, on each day on which the NYSE is open for business. NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of each Allocation Fund consist primarily of shares of other registered investment companies (the “Underlying Funds”), the NAV of each fund is determined based on the NAVs of the Underlying Funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities.

Short-term instruments having maturities of 60 days or less and all securities in the Government Money Market Fund are valued on an amortized cost basis, which approximates fair value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the last bid price. Exchange-traded options are valued at the mean of the best bid and ask prices across all option exchanges. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors, if any, are valued at the average of the closing bids obtained daily from at least one dealer.

Through the end of this reporting period, the value of all assets and liabilities expressed in foreign currencies was converted into U.S. dollar values using the then-current exchange rate at the close of regular trading on the NYSE.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser’s opinion, do not reflect the current fair value, are appraised at their fair values as determined in good faith by the Pricing Committee ( the “Committee”) and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or NOCP. Because the Allocation Funds primarily invest in Underlying Funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to “fair value” any of the investments of these funds. However, an Underlying Fund may need to “fair value” one or more of its investments, which may, in turn, require an Allocation Fund to do the same because of delays in obtaining the Underlying Fund’s NAV.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

A fund’s investments will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated as of the close of regular trading on the NYSE. Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

Recently Issued Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. There was not a material impact to the Financial Statements as a result of this adoption, due to the fact the funds did not hold convertible debt for the period ended April 30, 2020.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820). The amendments in the ASU impact disclosure requirements for fair value measurement. It is anticipated that this change will enhance the effectiveness of disclosures in the notes to the financial statements. This ASU is effective for fiscal years beginning after December 15, 2019. Early adoption is permitted and can include the entire standard or certain provisions that exclude or amend disclosures. For the period ended April 30, 2020, the funds have chosen to adopt the standard. The adoption of this ASU did not have a material impact on the financial statements and other disclosures.

In March 2020, the FASB issued ASU 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The adoption of the ASU is elective. At this time, management is evaluating the implications of these changes on the financial statements

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Net realized gain on investments in the Statements of Operations also includes realized gain distributions received from the underlying exchange-listed funds. Distributions of net realized gains are recorded on the fund’s ex-distribution date. Dividend income is recorded on ex-dividend date, except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the fund is informed of the dividend. Interest income is recorded on an accrual basis and is increased by the accretion of discount and decreased by the amortization of premium. Amortization and accretion are recorded on the effective yield method.

Expenses: Expenses that are directly related to one fund are charged directly to that fund. Other operating expenses are prorated to the funds on the basis of relative net assets. Class-specific expenses are borne by that class.

Classes: Income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative net assets.

Repurchase Agreements: Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with members of the Federal Reserve System and with “primary dealers” in U.S. Government securities.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds’ custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience one of the following: delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible decreased levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing its rights. As of April 30, 2020, none of the funds held open repurchase agreements.

Foreign Currency Transactions: The Trust’s books and records are maintained in U.S. dollars. Foreign currency-denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The funds enter into contracts on the trade date to settle any securities transactions denominated in foreign currencies on behalf of the funds at the spot rate at settlement.

Each fund, except the Government Money Market, Tax-Free Virginia and Tax-Free National Funds, reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Realized gains or losses associated with currency transactions are included in the Statements of Operations under the heading “Net realized gain (loss) on investments. The Covered Call & Equity Fund had net realized gains of $505, and The International Stock Fund had net realized losses of $2,786 related to foreign currency transactions

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts: Each fund, except the Government Money Market Fund, Tax-Free Virginia and Tax-Free National Funds, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds’ net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. Contracts are traded over-the-counter directly with a counterparty. Realized and unrealized gains and losses are included in the Statements of Operations. During the period ended April 30, 2020, none of the funds had open forward foreign currency exchange contracts.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or other liquid assets in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund’s commitment with respect to the contract.

Cash Concentration: At times, the funds maintain cash balances at financial institutions in excess of federally insured limits. The funds monitor this credit risk and have not experienced any losses related to this risk.

Illiquid Securities: Each fund currently limits investments in illiquid investments, as defined by Rule 22e-4 under the 1940 Act, to 15% of net assets at the time of purchase except for the Government Money Market Fund which is governed by the Rule 2(a)-7 liquidity guidelines. An illiquid investment is generally defined as a security that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. At April 30, 2020, there were no illiquid securities held in the funds.

Delayed Delivery Securities: Each fund may purchase securities on a when-issued or delayed delivery basis. “When-issued” refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates cash or other liquid securities, of any type or maturity, equal in value to the fund’s commitment. Losses may arise due to changes in the fair value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. As of April 30, 2020, none of the funds had entered into such transactions.

Indemnifications: Under the funds’ organizational documents, the funds’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In the normal course of business, the funds enter into contracts that contain a variety of representations and provide general indemnifications. The funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the funds. However, based on experience, management expects the risk of loss to be remote.

Fair Value Measurements: Each fund has adopted FASB guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs used in the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads, and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance, and other reference data, etc.)

Level 3 - significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended April 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of valuation. As of April 30, 2020, none of the funds held securities deemed as a Level 3, and there were no transfers between classification levels.

The following is a summary of the inputs used as of April 30, 2020, in valuing the funds’ investments carried at fair value (please see the Portfolio of Investments for each fund for a listing of all securities within each category):

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/20
Conservative Allocation
Investment Companies	$61,998,508	$–	$–	$61,998,508
Short-Term Investments	4,751,633	–	–	4,751,633
	66,750,141	–	–	66,750,141
Moderate Allocation
Investment Companies	112,774,477	–	–	112,774,477
Short-Term Investments	16,885,648	–	–	16,885,648
	129,660,125	–	–	129,660,125
Aggressive Allocation
Investment Companies	49,768,607	–	–	49,768,607
Short-Term Investments	13,722,367	–	–	13,722,367
	63,490,974	–	–	63,490,974
Government Money Market[2]
U.S. Government and Agency Obligations	–	15,995,313	–	15,995,313
Short-Term Investments	1,691,672	–	–	1,691,672
	1,691,672	15,995,313		17,686,985
Tax-Free Virginia
Municipal Bonds	–	21,290,292	–	21,290,292
Tax-Free National
Municipal Bonds	–	22,272,868	–	22,272,868
High Quality Bond
Corporate Notes and Bonds	–	52,184,701	–	52,184,701
U.S. Government and Agency Obligations	–	81,433,630	–	81,433,630
Short-Term Investments	6,629,693	–	–	6,629,693
	6,629,693	133,618,331	–	140,248,024

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

Fund[1]	Quoted Prices In Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 4/30/20
Core Bond
Asset Backed Securities	$–	$7,258,127	$–	$7,258,127
Collateralized Mortgage Obligations	–	6,881,525	–	6,881,525
Commercial Mortgage-Backed Securities	–	5,324,108	–	5,324,108
Corporate Notes and Bonds	–	38,968,122	–	38,968,122
Long Term Municipal Bonds	–	1,353,762	–	1,353,762
Mortgage Backed Securities	–	28,728,459	–	28,728,459
U.S. Government and Agency Obligations	–	29,664,064	–	29,664,064
Short-Term Investments	2,158,604	–	–	2,158,604
	2,158,604	118,178,167	–	120,336,771
Corporate Bond
Corporate Notes and Bonds	–	13,619,796	–	13,619,796
Short-Term Investments	311,541	–	–	311,541
	311,541	13,619,796	–	13,931,337
High Income
Corporate Notes and Bonds	–	14,605,873	–	14,605,873
Exchange Traded Funds	434,322	–	434,322
Short-Term Investments	444,471	–	–	444,471
	878,793	14,605,873	–	15,484,666
Diversified Income
Common Stocks	98,049,295	–	–	98,049,295
Asset Backed Securities	–	2,563,439	–	2,563,439
Collateralized Mortgage Obligations	–	1,909,811	–	1,909,811
Commercial Mortgage-Backed Securities	–	2,385,111	–	2,385,111
Corporate Notes and Bonds	–	17,167,024	–	17,167,024
Long Term Municipal Bonds	–	1,127,376	–	1,127,376
Mortgage Backed Securities	–	10,829,989	–	10,829,989
U.S. Government and Agency Obligations	–	13,627,375	–	13,627,375
Short-Term Investments	3,968,463	–	–	3,968,463
	102,017,758	49,610,125	–	151,627,883
Covered Call & Equity Income
Assets:
Common Stocks	72,834,210	–	–	72,834,210
Exchange Traded Funds	5,096,086	–	–	5,096,086
Short-Term Investments	8,645,596	–	–	8,645,596
Put Options Purchased	3,606,150	–	–	3,606,150
	90,182,042	–	–	90,182,042
Liabilities:
Call Options Written	(5,084,728)	–	–	(5,084,728)
Dividend Income
Common Stocks	181,624,623	–	–	181,624,623
Short-Term Investments	10,704,499	–	–	10,704,499
	192,329,122	–	–	192,329,122
Large Cap Value
Common Stocks	47,697,461	–	–	47,697,461
Short-Term Investments	3,975,500	–	–	3,975,500
	51,672,961	–	–	51,672,961
Investors
Common Stocks	283,786,725	–	–	283,786,725
Short-Term Investments	18,159,090	–	–	18,159,090
	301,945,815	–	–	301,945,815
Mid Cap
Common Stocks	453,778,782	–	–	453,778,782
Short-Term Investments	34,427,812	–	–	34,427,812
	488,206,594	–	–	488,206,594
Small Cap
Common Stocks	176,848,942	–	–	176,848,942
Short-Term Investments	22,630,281	–	–	22,630,281
	199,479,223	–	–	199,479,223
International Stock
Common Stocks
Australia	–	175,520	–	175,520
Canada	–	584,684	–	584,684
China	–	390,211	–	390,211
Denmark	–	358,612	–	358,612
Finland	–	355,286	–	355,286
France	–	2,007,017	–	2,007,017
Germany	–	1,160,896	–	1,160,896
Hong Kong	–	70,239	–	70,239
Indonesia	–	48,979	–	48,979
Ireland	679,810	–	–	679,810
Israel	–	161,242	–	161,242
Italy	–	310,898	–	310,898
Japan	–	2,098,993	–	2,098,993
Luxembourg	–	111,932	–	111,932
Mexico	–	86,120	–	86,120
Netherlands		501,221		501,221
Norway		399,730		399,730
Portugal	–	214,419	–	214,419
Singapore	–	319,844	–	319,844
South Korea	–	222,601	–	222,601
Sweden	–	363,962	–	363,962
Switzerland	–	1,118,382	–	1,118,382
United Kingdom	297,510	2,219,333	–	2,516,843
Preferred Stocks	–	344,933	–	344,933
Short-Term Investments	803,528	–	–	803,528
	1,780,848	13,625,054	–	15,405,902

1See respective Portfolio of Investments for underlying holdings in each fund. For additional information on the Underlying funds held in the Allocation funds, including shareholder prospectuses and financial reports, please visit each Underlying Fund’s website or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

2At April 30, 2020, all Level 2 securities held are U.S. Government and Agency Obligations. See respective Portfolio of Investments.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

The following table presents the types of derivatives in the fund by location and as presented on the Statements of Assets and Liabilities as of April 30, 2020.

Statements of Asset & Liability Presentation of Fair Values of Derivative Instruments
		Asset Derivatives		Liability Derivatives
Fund	Underlying Risk	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Covered Call & Equity Income	Equity	Options purchased*	$3,606,150	Options written	$5,084,728

*Included in Investments in unaffiliated securities on Statements of Assets & Liabilities.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

The following table presents the effect of derivative instruments on the Statement of Operations for the period ended April 30, 2020.

Fund	Underlying Risk	Statement of Operations	Realized Gain (Loss) on Derivatives:	Change in Unrealized Appreciation (Depreciation) on Derivatives
Core Bond	Equity	Options Purchased	$(8,870)	$—
	Equity	Options Written	6,130	—
Total			$(2,740)	$—
Covered Call &	Equity	Options Purchased	$14,260,870	$424,828
Equity Income	Equity	Options Written	(11,004,327)	(948,861)
Total			$3,256,543	$(524,033)

The average volume (based on the open positions at each month-end) of derivative activity during the period ended April 30, 2020.

	Options Purchased Contracts(1)	Options Written Contracts(1)
Core Bond	40	40
Covered Call & Equity Income	445	12,088

(1) Number of Contracts

There is no impact on the financial statements of the other funds as they did not hold derivative investments during the period ended April 30, 2020.

3. ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS

Advisory Agreement. For its investment advisory services to the funds, the Investment Adviser is entitled to receive a fee, which is computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows as of April 30, 2020:

Fund	Advisory Fee	Fund	Advisory Fee
Conservative Allocation	0.20%	High Income	0.55%
Moderate Allocation	0.20%	Diversified Income	0.65%
Aggressive Allocation	0.20%	Covered Call & Equity Income	0.85%
Government Money Market	0.40%	Dividend Income	0.75%
Tax-Free Virginia	0.50%	Large Cap Value	0.55%
Tax-Free National	0.40%	Investors	0.75%
High Quality Bond	0.30%	Mid Cap	0.75%
Core Bond	0.50%	Small Cap	1.00%
Corporate Bond	0.40%	International Stock	1.05%

Each of the Government Money Market, Core Bond, High Income, Diversified Income, Large Cap Value, Investors, Mid Cap, Small Cap, and International Stock Funds’ advisory fee will be reduced by 0.05% on assets exceeding $500 million, and by another 0.05% on assets exceeding $1 billion. The Investment Adviser is solely responsible for the payment of all fees to the Subadvisers. The Subadvisers for the funds at April 30, 2020, was Lazard Asset Management LLC for the International Stock Fund.

The Investment Adviser may, from time to time, contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. Fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. During the period ended April 30, 2020, the Investment Adviser contractually agreed to waive advisory fees for the following funds:

Fund	Advisory Fee Waiver	Amount Waived
Government Money Market	The daily amount required to avoid a negative daily distribution rate, until at least February 27, 2021	$0
Dividend Income	0.10%, until at least February 27, 2021	105,087

The amounts waived for the period ended April 30, 2020, are reflected as fees waived in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup waived fees.

Administrative Services Agreement. The Investment Adviser provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee. These fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

Fund	Class A	Class B	Class C	Class Y	Class R6
Conservative Allocation	0.25%	0.25%	0.25%	N/A	N/A
Moderate Allocation	0.25%	0.25%	0.25%	N/A	N/A
Aggressive Allocation	0.25%	0.25%	0.25%	N/A	N/A
Government Money Market	0.15%	0.15%	N/A	N/A	N/A
Tax-Free Virginia	N/A	N/A	N/A	0.35%	N/A
Tax-Free National	N/A	N/A	N/A	0.35%	N/A
High Quality Bond	N/A	N/A	N/A	0.19%	N/A
Core Bond	0.15%	0.15%	N/A	0.15%	0.02%
Corporate Bond	N/A	N/A	N/A	0.25%	N/A
High Income	0.20%	0.20%	N/A	0.20%	N/A
Diversified Income	0.20%	0.20%	0.20%	N/A	N/A
Covered Call & Equity Income	0.15%	N/A	0.15%	0.15%	0.02%
Dividend Income	N/A	N/A	N/A	0.35%	N/A
Large Cap Value	0.36%	0.36%	N/A	0.36%	N/A
Investors	0.20%	N/A	N/A	0.20%	0.02%
Mid Cap	0.40%	0.40%	N/A	0.23%	0.02%
Small Cap	0.25%	N/A	N/A	0.25%	N/A
International Stock	0.30%	0.30%	N/A	0.30%	N/A

The direct expenses of the funds’ Independent Trustees and independent auditors are paid out of this fee on behalf of the funds.

The Investment Adviser may from time to time contractually or voluntarily agree to waive a portion of its fees or expenses related to the funds. Fee agreements may by modified or terminated at any time or for any reason, but only with fund Board approval. During the period ended April 30, 2020, the Investment Adviser contractually agreed to waive administrative services fees for the following funds:

Fund	Administrative Services Fee Waiver	Amount Waived
Government Money Market	The daily amount required to avoid a negative daily distribution rate, until at least February 27, 2021	$0
Dividend Income	0.05%, until at least February 27, 2021	52,544
Small Cap	0.04%, until at least August 31, 2021	46,764

The amounts waived for the period ended April 30, 2020, are reflected as fees waived in the accompanying Statements of Operations. The Investment Adviser does not have the right to recoup waived fees.

Shareholder Service and Distribution Plans (Rule 12b-1). The Trust has adopted, on behalf of certain funds and share classes, distribution and/or service plans pursuant to Rule 12b-1 under the 1940 Act. These plans permit the applicable share classes to pay for distribution of their shares and servicing of their shareholders out of fund assets; therefore, the cost of these plans is indirectly borne by all shareholders who own shares of the affected funds and share classes. These plans are described below:

Shareholder Service Fees (Class A, B and C shares). Service plans have been adopted pursuant to Rule 12b-1 under the 1940 Act for Class A, B and C shares of each of the funds, other than the Government Money Market Fund. Under the terms of these plans, each fund pays MFD Distributor, LLC (“MFD”) a service fee equal to 0.25% of the average daily net assets attributable to each class of shares of that fund. The service fee is used by MFD to offset costs of servicing shareholder accounts or to compensate other qualified broker/dealers who sell shares of the funds pursuant to agreements with MFD for their costs of servicing shareholder accounts. MFD may retain any portion of the service fee for which there is no broker/dealer of record as partial consideration for its services with respect to shareholder accounts.

Distribution Fees (Class B and C shares only). Distribution plans have been adopted pursuant to Rule 12b-1 under 1940 Act for Class B and C shares of each of the funds. Under the terms of each plan, each fund pays its principal distributor, MFD, a fee equal to 0.75% of the average daily net assets attributable to Class B and C shares of that fund. MFD may use this fee to cover its distribution-related expenses (including commissions paid to broker/dealers for selling Class B and C shares) or distributionrelated expenses of dealers. This fee increases the cost of investment in the Class B and C shares of a fund and, over time, may cost more than paying the initial sales charge for Class A shares.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

The Shareholder Servicing & Distribution Fees are computed daily and paid monthly, at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

	Shareholder Servicing Fee			Distribution Fee		Total Shareholder Servicing and Distribution Fees (Rule 12b-1)
Fund	Class A	Class B	Class C	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Moderate Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Aggressive Allocation	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Government Money Market	N/A	N/A	N/A	0.75%	N/A	N/A	0.75%	N/A
Tax-Free Virginia	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Tax-Free National	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Quality Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Core Bond	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Corporate Bond	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
High Income	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Diversified Income	0.25%	0.25%	0.25%	0.75%	0.75%	0.25%	1.00%	1.00%
Covered Call & Equity Income	0.25%	N/A	0.25%	N/A	0.75%	0.25%	N/A	1.00%
Dividend Income	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Large Cap Value	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Investors	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
Mid Cap	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A
Small Cap	0.25%	N/A	N/A	N/A	N/A	0.25%	N/A	N/A
International Stock	0.25%	0.25%	N/A	0.75%	N/A	0.25%	1.00%	N/A

MFD may from time to time voluntarily agree to waive a portion of its fees or expenses related to the funds. In that regard, MFD agreed to waive a portion of 12b-1 fees on the Government Money Market Fund Class B Shares until at least February 27, 2021 for the purpose of maintaining a one day yield of zero. The amount of the daily waiver is equal to the amount required to maintain a minimum daily distribution rate of zero. For the period ended April 30, 2020, no fees were waived. MFD does not have the right to recoup waived fees.

Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. Rather, they are deduced from the proceeds of sales of Fund shares prior to investment (Class A shares) or from redemption proceeds prior to remittance (Class A, B and C shares), as applicable. MFD, in turn, uses a portion of these fees to pay financial advisors who sell Fund shares, as disclosed in the prospectus. The sales charges and CDSC collected and retained for the period ended April 30, 2020, were as follows:

	Amount Collected			Amount Retained
Fund	Class A	Class B	Class C	Class A	Class B	Class C
Conservative Allocation	$42,505	$1,088	$246	$5,471	$1,088	$246
Moderate Allocation	64,935	3,888	251	7,905	3,888	251
Aggressive Allocation	38,741	2,401	2,036	4,451	2,401	2,036
Government Money Market	—	4	N/A	—	4	N/A
Core Bond	6,573	611	N/A	1,020	611	N/A
High Income	2,078	103	N/A	209	103	N/A
Diversified Income	117,086	1,849	31	16,772	1,849	31
Covered Call & Equity Income	1,390	N/A	248	148	N/A	248
Large Cap Value	19,636	160	N/A	2,392	160	N/A
Investors	130,165	N/A	N/A	18,361	N/A	N/A
Mid Cap	31,628	416	N/A	3,755	416	N/A
Small Cap	3,099	N/A	N/A	388	N/A	N/A
International Stock	6,034	380	N/A	774	380	N/A

Other Expenses: In addition to the fees described above, the funds are responsible for brokerage commissions and other expenses incurred in connection with the acquisition or disposition of investments, costs of borrowing money, overdrafts and any potential taxes owed and extraordinary expenses as approved by a majority of independent trustees.

Officers and Trustees: Certain officers and trustees of the funds are also officers of the Investment Adviser. The funds do not compensate their officers or affiliated trustees. Independent Trustees are compensated. Fees paid to the Trustees reduce the fees paid to the Investment Adviser pursuant to the Administrative Services Agreement as described above.

4. DIVIDENDS FROM NET INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

With respect to dividends from net investment income, the Government Money Market Fund declares dividends, if any, daily and reinvests monthly. The Tax-Free Virginia, Tax-Free National, Core Bond, Corporate Bond, High Income and Diversified Income Funds declare and reinvest dividends, if any, monthly. The Conservative Allocation, High Quality Bond, Dividend Income and Covered Call & Equity Income Funds declare and reinvest dividends, if any, quarterly. The Moderate Allocation, Aggressive Allocation, Large Cap Value, Investors, Mid Cap, Small Cap and International Stock Funds declare and reinvest dividends, if any, annually. The funds distribute net realized gains from investment transactions, if any, to shareholders annually.

Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital gains recognition, and due to the reclassification of certain gains or losses from capital to income. Dividends from net investment income are determined on a class level. Capital gains are determined on a fund level.

5. SECURITIES TRANSACTIONS

For the period ended April 30, 2020, aggregate cost of purchases and proceeds from sales of securities, other than short-term investment, were as follows:

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Conservative Allocation	$—	$—	$18,399,572	$20,534,009
Moderate Allocation	—	—	48,281,827	55,059,172
Aggressive Allocation	—	—	26,692,445	28,764,083
Tax-Free Virginia	—	—	600,252	944,040
Tax-Free National	—	—	1,726,277	2,472,378
High Quality Bond	38,546,034	9,115,395	17,101,402	1,500,000
Core Bond	7,781,541	36,524,850	21,853,708	20,697,855
Corporate Bond	—	—	2,617,520	3,489,913
High Income	—	—	4,779,891	4,224,833
Diversified Income	3,340,643	6,367,717	18,938,446	20,705,850
Covered Call & Equity Income	—	—	60,858,389	85,473,882
Dividend Income	—	—	34,100,257	46,084,264
Large Cap Value	—	—	41,620,092	49,007,940
Investors	—	—	78,203,273	84,075,653
Mid Cap	—	—	52,472,960	48,745,072
Small Cap	—	—	49,441,372	86,784,238
International Stock	—	—	3,513,139	4,769,522

6. COVERED CALL AND PUT OPTIONS

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or pay the exercise price upon delivery of the underlying security (in the case of a put).

The Covered Call & Equity Income Fund pursues its primary objective by employing an option strategy of writing (selling) covered call options on common stocks. The number of call options the fund can write (sell) is limited by the amount of equity securities the fund holds in its portfolio. The fund will not write (sell) “naked” or uncovered call options. The fund seeks to produce a high level of current income and gains generated from option writing premiums and, to a lesser extent, from dividends. Covered call writing also helps to reduce volatility (and risk profile) of the fund by providing protection from declining stock prices.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current fair value of the option written. These liabilities are reflected as options written in the Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. See Note 2 for information on derivatives.

7. FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

The Core Bond Fund may purchase and sell futures contracts and purchase and write options on futures contracts on a limited basis. The fund may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. The fund will engage in futures or related options transactions on a limited basis only for bona fide hedging purposes or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission.

Futures Contracts. The Core Bond Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the securities held by the fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or other assets, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the fund (“variation margin”). Gains or losses are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. During the period ended April 30, 2020, the fund did not enter into any futures contracts.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Core Bond Fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the fund’s assets. By writing a call option, the fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase. However, the fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

8. FOREIGN SECURITIES

Each fund, other than the Tax-Free Funds and the Government Money Market Fund may invest in foreign securities. Foreign securities are defined as securities that are: (i) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. or issued by foreign governments or their agencies or instrumentalities (“foreign issuers”); (ii) principally traded outside of the U.S.; and (iii) quoted or denominated in a foreign currency (“non-dollar securities”). Foreign securities include ADRs, European Depositary Receipts (“EDRs”), GDRs, Swedish Depositary Receipts (“SDRs”) and foreign money market securities.

Certain of the funds have reclaims receivable balances, in which the funds are due a reclaim on the taxes that have been paid to some foreign jurisdictions. The values of all reclaims are not significant for any of the funds and are reflected in Other Assets on the Statements of Assets and Liabilities. These receivables are reviewed to ensure the current receivable balance is reflective of the amount deemed to be collectible.

9. SECURITIES LENDING

The Board of Trustees has authorized the Funds, other than the Government Money Market Fund, to engage in securities lending with State Street Bank and Trust Company as securities lending agent pursuant to a Securities Lending Authorization Agreement (the “Agreement”) and subject to certain securities lending policies and procedures. Under the terms of the Agreement, and subject to the policies and procedures, the authorized funds may lend portfolio securities to qualified borrowers in order to generate additional income, while managing risk associated with the securities lending program. The Agreement requires that loans are collateralized at all times by cash or U.S. government securities, initially equal to at least 102% of the value of domestic securities and 105% of non-domestic securities. The loaned securities and collateral are marked to market daily to maintain collateral at 102% of the total loaned portfolio for each broker/borrower. Amounts earned as interest on investments of cash collateral, net of rebates and fees, if any, are included in the Statements of Operations. The primary risk associated with securities lending is loss associated with investment of cash and non-cash collateral. A secondary risk is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The fund could experience delays and costs in recovering securities loaned or in gaining access to the collateral. Under the Agreement, the securities lending agent has provided a limited indemnification in the event of a borrower default. The funds do not have a master netting agreement.

As of April 30, 2020, the aggregate fair value of securities on loan for the Madison fund family was $12,173,534. Cash collateral received for such loans are reinvested into the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral is invested in U.S. treasuries or government securities. See below for fair value on loan and collateral breakout for each fund and each respective fund’s portfolio of investments for individual securities identified on loan.

Fund	Market Value	Cash Collateral*	Non-Cash Collateral*
Madison Conservative Allocation	$399,262	$410,556	$–
Madison Moderate Allocation	2,617,397	2,699,539	–
Madison Aggressive Allocation	4,752,814	4,492,236	411,392
Madison Core Bond	452,921	448,505	–
Madison Diversified Income	68,335	67,375	–
Madison Covered Call & Equity Income	968,593	1,078,822	995
Madison Small Cap	2,702,438	1,593,295	–
Madison International Stock	175,774	183,056	1,190,884

*Represents minimum 102% of the value of domestic securities and 105% of non-domestic securities on loan, based upon the prior days market value for securities loaned.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

10. FEDERAL AND FOREIGN INCOME TAX INFORMATION

It is each fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 applicable to regulated investment companies and to distribute all its taxable income to its shareholders and any net realized capital gains at least annually. Accordingly, no provisions for federal income taxes are recorded in the accompanying statements.

The funds have not recorded any liabilities for material unrecognized tax benefits as of April 30, 2020. It is each fund’s policy to recognize accrued interest and penalties related to uncertain tax benefits in income taxes, as appropriate. Tax years that remain open to examination by major tax jurisdictions include tax years ended October 31, 2016 through October 31, 2019.

For federal income tax purposes, the funds listed below have capital loss carryovers as of October 31, 2019, which are available to offset future capital gains, if any, realized through the fiscal year listed:

	No Expiration Date
Fund	Short-Term	Long-Term
Government Money Market	$368	$–
Tax-Free Virginia	16,251	3,089
High Quality Bond	20,149	188,298
Corporate Bond	–	49,711
High Income	457,060	1,327,546

At April 30, 2020, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, as computed on a federal income tax basis for each fund were as follows:

Fund	Appreciation	Depreciation	Net
Conservative Allocation	$3,394,808	$(351,739)	$3,043,069
Moderate Allocation	6,548,351	(1,315,597)	5,232,754
Aggressive Allocation	2,871,156	(802,531)	2,068,625
Tax-Free Virginia	912,202	(40,429)	871,773
Tax-Free National	1,064,922	(48,820)	1,016,102
High Quality Bond	4,141,224	(949)	4,140,275
Core Bond	9,495,458	(1,265,240)	8,230,218
Corporate Bond	1,088,988	(180,929)	908,059
High Income	92,724	(1,530,095)	(1,437,371)
Diversified Income	25,298,698	(2,458,168)	22,840,530
Covered Call & Equity Income	2,307,710	(38,736,374)	(36,428,664)
Dividend Income	17,615,593	(7,150,879)	10,464,714
Large Cap Value	6,914,889	(374,363)	6,540,526
Investors	64,521,242	(6,217,321)	58,303,921
Small Cap	26,396,425	(16,654,478)	9,741,947
Mid Cap	137,392,460	(18,769,225)	118,623,235
International Stock	2,023,221	(1,317,038)	706,183

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of wash sales

11. CERTAIN RISKS

Investing in certain financial instruments, including forward foreign currency contracts, involves certain risks. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statements’ volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. The International Stock Fund may enter into these contracts primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The funds may be subject to interest rate risk which is the risk that the value of your investment will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the fair value of income-bearing securities. When interest rates rise, bond prices fall; generally the longer a bond’s maturity, the more sensitive it is to risk. Federal Reserve policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fund investments, which could cause the value of a fund’s investments and share price to decline. The Core Bond Fund may invest in derivatives tied to fixed-income markets and may be more substantially exposed to these risks than a fund that does not invest in derivatives.

The Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither the Investment Adviser nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00.

The Tax-Free Funds invest in municipal securities. Municipal securities generally are subject to possible default, bankruptcy or insolvency of the issuer. Principal and interest repayment may be affected by federal, state and local legislation, referendums, judicial decisions and executive acts. The tax-exempt status of municipal securities may be affected by future changes in the tax laws, litigation involving the tax status of the securities and errors and omissions by issuers and their counsel. Madison will not attempt to make an independent determination of the present or future tax-exempt status of municipal securities acquired for the funds. While most municipal securities have a readily available market, a variety of factors, including the scarcity of issues and the fact that tax-free investments are inappropriate for significant numbers of investors, limit the depth of the market for these securities. Accordingly, it may be more difficult for the funds to sell large blocks of municipal securities advantageously than would be the case with comparable taxable securities.

The Core Bond Fund may invest in futures contracts or options on futures contracts. Investing in futures contracts and options on futures entail certain other risks such as: unanticipated changes in interest rates, securities prices or currency exchange rates, and may result in a poorer overall performance for the fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and the fund may be exposed to risk of loss. Perfect correlation between the fund’s futures positions and portfolio positions may be difficult to achieve.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized rating agencies (so-called “junk bonds”). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its net assets in high yield securities.

The Covered Call & Equity Income Fund invests in options on securities. As the writer of a covered call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the fair value of the security covering the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fulfill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

Madison Funds | Notes to the Financial Statements (unaudited) - continued | April 30, 2020

The Allocation Funds are fund of funds, meaning that each invests primarily in Underlying Funds, including ETFs. Thus, each fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the Underlying Funds in which it invests; and the Underlying Fund’s performance, in turn, depends on the particular securities in which that Underlying Fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the Underlying Funds in direct proportion to the allocation of their respective assets among the Underlying Funds.

Additionally, the Allocation Funds are subject to asset allocation risk and manager risk. Manager risk (i.e., fund selection risk) is the risk that the Underlying Fund(s) selected to fulfill a particular asset class underperforms their peers. Asset allocation risk is the risk that the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

The funds are also subject to cybersecurity risk, which include the risks associated with computer systems, networks and devices to carry out routine business operations. These systems, networks and devices employ a variety of protections that are designed to prevent cyberattacks. Despite the various cyber protections utilized by the funds, the Investment Adviser, and other service providers, their systems, networks, or devices could potentially be breached. The funds, their shareholders, and the Investment Adviser could be negatively impacted as a result of a cybersecurity breach. The funds cannot control the cybersecurity plans and systems put in place by service providers or any other third parties whose operations may affect the funds. The funds do monitor this risk closely.

In addition to the other risks described above and, in the Prospectus, you should understand what we refer to as “unknown market risks”. While investments in securities have been keystones in wealth building and management, at times these investments have produced surprises. Those who enjoyed growth and income of their investments generally were rewarded for the risks they took by investing in the markets. Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the funds, you should understand that the very nature of the securities markets includes the possibility that there may be additional risks of which we are not aware. We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and to make you aware of them so you can determine if they exceed your risk tolerance. Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something to consider in connection with an investment in securities. Unforeseen events could under certain circumstances produce a material loss of the value of some or all of the securities we manage for you in the funds.

12. CAPITAL SHARES AND AFFILIATED OWNERSHIP

The Allocation Funds invest in Underlying Funds, certain of which may be deemed to be under common control because of the same or affiliated investment adviser and membership in a common family of investment companies (the “Affiliated Issuers”). A summary of the transactions with each Affiliated Underlying Fund during the period ended April 30, 2020 follows:

Fund/Underlying Fund	Beginning Value as of 10/31/2019	Gross Additions	Gross Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 4/30/2020	Shares	Dividend Income	Distributions Received[1]

Conservative Allocation Fund
Madison Core Bond Fund Class Y	$11,646,850	$–	$(68,089)	$5,524	$(325,572)	$11,258,713	1,068,189	$138,614	$20,441
Madison Corporate Bond Fund Class Y	4,177,416	–	–	–	6,939	4,184,355	346,961	58,264	–
Madison Dividend Income Fund Class Y	5,636,611	6,826	(44,405)	(8,525)	(1,559,966)	4,030,541	166,276	69,499	140,009
Madison Investors Fund Class Y	5,662,225	288,566	(314,484)	(136,560)	(1,083,865)	4,415,882	211,691	27,680	309,371
Madison Mid Cap Fund Class Y	788,837	223,541	(192,368)	(153,232)	308,744	975,522	98,538	26	29,126
Totals	$27,911,939	$518,933	$(619,346)	$(292,793)	$2,653,720	$24,865,013		$294,083	$498,947
Moderate Allocation Fund
Madison Core Bond Fund Class Y	$15,783,068	$–	$(200,147)	$16,947	$(1,479,803)	$14,120,065	1,339,664	$177,301	$25,635
Madison Dividend Income Fund Class Y	18,105,009	21,994	(109,861)	43,175	(4,318,038)	13,742,279	566,926	226,364	449,715
Madison Investors Fund Class Y	18,358,269	837,862	(907,001)	1,634,880	(5,296,036)	14,627,974	701,245	89,745	1,003,053
Madison Mid Cap Fund Class Y	5,367,940	780,051	(806,027)	113,252	(1,174,153)	4,281,063	432,431	179	198,195
Totals	$57,614,286	$1,639,907	$(2,023,036)	$1,808,254	$(12,268,030)	$46,771,381		$493,589	$1,676,598
Aggressive Allocation Fund
Madison Core Bond Fund Class Y	$4,320,220	$–	$(88,650)	$15,435	$(738,931)	$3,508,074	332,834	$50,438	$7,926
Madison Dividend Income Fund Class Y	9,853,465	12,032	(50,721)	(91,022)	(2,023,293)	7,700,461	317,676	125,981	244,753
Madison Investors Fund Class Y	9,856,982	458,649	(498,244)	926,283	(2,941,138)	7,802,532	374,043	48,186	538,563
Madison Mid Cap Fund Class Y	3,896,159	348,910	(419,828)	171,672	(1,405,064)	2,591,849	261,803	130	143,854
Totals	$27,926,826	$819,591	$(1,057,443)	$1,022,368	$(7,108,426)	$21,602,916		$224,735	$935,096

1 Distributions received include distributions from net investment income and from capital gains from the underlying funds.

Madison Funds | Notes to the Financial Statements (unaudited) - concluded | April 30, 2020

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the funds through the date the financial statements were available for issue. On May 21, 2020, the Board of Trustees voted to merge the High Income fund into the Core Bond fund and the Large Cap Value fund into the Dividend Income fund. Both mergers are subject to shareholder approval and are expected to be completed on or around September 14, 2020. The Trustees also voted to liquidate the Corporate Bond fund on or around July 30, 2020 and the Government Money Market fund on or around October 29, 2020. Certain fee reductions were also approved for the Dividend Income fund, Investors fund and Midcap fund and the launch of Class A shares for the Dividend Income fund all effective June 1, 2020. Class R6 shares of the Core Bond Fund were terminated after market close on May 28, 2020. No other events have taken place that meet the definition of subsequent event that require adjustment to, or disclosure in the financial statements.

Madison Funds | April 30, 2020

Other Information (unaudited)

FUND EXPENSES PAID BY SHAREHOLDERS

As shareholders of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period ended April 30, 2020. Expenses paid during the period in the tables below are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half fiscal year period).

Actual Expenses

The table below provides information about actual account values using actual expenses and actual returns for the funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	CLASS A				CLASS B
	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation*	$1,000	$1,008.00	0.70%	$3.49	$1,004.90	1.45%	$ 7.23
Moderate Allocation*	1,000	978.50	0.70%	3.44	975.00	1.45%	7.12
Aggressive Allocation*	1,000	950.80	0.70%	3.40	947.60	1.45%	7.02
Government Money Market	1,000	1,004.50	0.55%	2.74	1,001.20	1.17%	5.82
Core Bond	1,000	1,042.30	0.90%	4.57	1,038.40	1.65%	8.36
High Income	1,000	914.50	1.00%	4.76	910.20	1.75%	8.31
Diversified Income	1,000	950.70	1.10%	5.34	947.40	1.85%	8.96
Covered Call & Equity Income	1,000	959.40	1.25%	6.09	N/A	N/A	N/A
Large Cap Value	1,000	860.40	1.16%	5.37	857.40	1.91%	8.82
Investors	1,000	916.20	1.20%	5.72	N/A	N/A	N/A
Mid Cap	1,000	853.10	1.39%	6.40	849.50	2.15%	9.89
Small Cap	1,000	854.80	1.46%	6.73	N/A	N/A	N/A
International Stock	1,000	843.90	1.60%	7.34	840.40	2.35%	10.75

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation	$1,000	$1,004.90	1.45%	$7.23
Moderate Allocation	1,000	975.10	1.45%	7.12
Aggressive Allocation	1,000	947.70	1.45%	7.02
Diversified Income	1,000	947.40	1.84%	8.91
Covered Call & Equity Income	1,000	956.20	2.00%	9.73

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,000.10	0.85%	$4.23
Tax-Free National	1,000	999.50	0.75%	3.73
High Quality Bond	1,000	1,033.30	0.49%	2.48
Core Bond	1,000	1,043.10	0.65%	3.30
Corporate Bond	1,000	1,015.70	0.65%	3.26
High Income	1,000	914.40	0.75%	3.57
Covered Call & Equity Income	1,000	961.00	1.00%	4.88
Dividend Income	1,000	906.80	0.95%	4.50
Large Cap Value	1,000	861.80	0.91%	4.21
Investors	1,000	917.80	0.95%	4.53
Mid Cap	1,000	855.00	0.97%	4.47
Small Cap	1,000	857.00	1.21%	5.59
International Stock	1,000	844.90	1.35%	6.19

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,044.70	0.52%	$2.64
Covered Call & Equity Income	1,000	961.50	0.87%	4.24
Investors	1,000	918.60	0.76%	3.63
Mid Cap	1,000	855.90	0.76%	3.51

*The annual expense ratio does not include the expenses of the underlying funds.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Madison Funds | Other Information (unaudited) - concluded | April 30, 2020

	CLASS A				CLASS B
	Beginning	Ending	Annual	Expenses Paid	Ending	Annual	Expenses Paid
Fund	Account Value	Account Value	Expense Ratio	During Period	Account Value	Expense Ratio	During Period
Conservative Allocation*	$1,000	$1,021.38	0.70%	$3.52	$1,017.65	1.45%	$ 7.27
Moderate Allocation*	1,000	1,021.38	0.70%	3.52	1,017.65	1.45%	7.27
Aggressive Allocation*	1,000	1,021.38	0.70%	3.52	1,017.65	1.45%	7.27
Government Money Market	1,000	1,022.13	0.55%	2.77	1,019.05	1.17%	5.87
Core Bond	1,000	1,020.39	0.90%	4.52	1,016.66	1.65%	8.27
High Income	1,000	1,019.89	1.00%	5.02	1,016.16	1.75%	8.77
Diversified Income	1,000	1,019.39	1.10%	5.52	1,015.66	1.85%	9.27
Covered Call & Equity Income	1,000	1,018.65	1.25%	6.27	N/A	N/A	N/A
Large Cap Value	1,000	1,019.10	1.16%	5.82	1,015.37	1.91%	9.57
Investors	1,000	1,018.90	1.20%	6.02	N/A	N/A	N/A
Mid Cap	1,000	1,017.95	1.39%	6.97	1,014.17	2.15%	10.77
Small Cap	1,000	1,017.60	1.46%	7.32	N/A	N/A	N/A
International Stock	1,000	1,016.91	1.60%	8.02	1,013.18	2.35%	11.76

	CLASS C
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Conservative Allocation*	$1,000	$1,017.65	1.45%	$ 7.27
Moderate Allocation*	1,000	1,017.65	1.45%	7.27
Aggressive Allocation*	1,000	1,017.65	1.45%	7.27
Diversified Income	1,000	1,015.71	1.84%	9.22
Covered Call & Equity Income	1,000	1,014.92	2.00%	10.02

	CLASS Y
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Tax-Free Virginia	$1,000	$1,020.64	0.85%	$4.27
Tax-Free National	1,000	1,021.13	0.75%	3.77
High Quality Bond	1,000	1,022.43	0.49%	2.46
Core Bond	1,000	1,021.63	0.65%	3.27
Corporate Bond	1,000	1,021.63	0.65%	3.27
High Income	1,000	1,021.13	0.75%	3.77
Covered Call & Equity Income	1,000	1,019.89	1.00%	5.02
Dividend Income	1,000	1,020.14	0.95%	4.77
Large Cap Value	1,000	1,020.34	0.91%	4.57
Investors	1,000	1,020.14	0.95%	4.77
Mid Cap	1,000	1,020.04	0.97%	4.87
Small Cap	1,000	1,018.85	1.21%	6.07
International Stock	1,000	1,018.15	1.35%	6.77

	CLASS R6
Fund	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
Core Bond	$1,000	$1,022.28	0.52%	$2.61
Covered Call & Equity Income	1,000	1,020.54	0.87%	4.37
Investors	1,000	1,021.08	0.76%	3.82
Mid Cap	1,000	1,021.08	0.76%	3.82

*The annual expense ratio does not include the expenses of the underlying funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. The information provided in the hypothetical example table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-EX. Form NPORT-EX is available to shareholders at no cost by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. Form NPORT-EX may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. More information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the funds to vote proxies related to portfolio securities is available to shareholders at no cost on the funds’ website at www.madisonfunds.com or by calling 1-800-877-6089 or on the SEC’s website at www.sec.gov. The proxy voting records for the Funds for the most recent twelvemonth period ended June 30 are available to shareholders at no cost 1-800-SEC-0330 on the SEC’s website at www.sec.gov.

FORWARD-LOOKING STATEMENT DISCLOSURE

One of our most important responsibilities as investment company managers is to communicate with shareholders in an open and direct manner. Some of our comments Management’s Discussion of Fund Performance are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as estimate, may, will, expect, believe, plan and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

4460-P1060
Rev. 0420

Item 2. Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Trust does not normally hold shareholder meetings.  There have been no changes to the Trust's procedures during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1) Code of ethics - See Item 2.

(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act. – Filed herewith.

(3) Not applicable.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Act. - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Funds

/s/ Steven J. Fredricks
Steven J. Fredricks, Chief Legal Officer & Chief Compliance Officer

Date: July 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Patrick F. Ryan
Patrick F. Ryan, Principal Executive Officer

Date: July 6, 2020

/s/ Greg Hoppe
Greg Hoppe, Principal Financial Officer

Date: July 6, 2020